UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

October 31, 2004

LPS-QTLY-1204

1.809099.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 1.8%
American Axle & Manufacturing Holdings, Inc.	2,525,000	$ 72,468
ArvinMeritor, Inc. (d)	6,777,400	126,466
Drew Industries, Inc. (a)(d)	1,027,800	32,222
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)(d)	1,844,074	15,490
Exide Technologies (a)	50,000	742
FCC Co. Ltd.	250,000	7,606
FCC Co. Ltd. New	125,000	3,803
Federal Screw Works (d)	156,250	5,234
Finnveden Invest AB Series B (a)(d)	1,673,750	12,953
Fuji Oozx, Inc.	200,000	794
Goodyear Tire & Rubber Co. (a)	1,000,000	10,080
Intermet Corp. (d)	2,559,810	563
Inzi Controls Co. Ltd.	200,000	570
Johnson Controls, Inc.	2,450,000	140,508
Murakami Corp. (d)	850,000	5,622
Musashi Seimitsu Industry Co. Ltd.	125,000	2,716
Musashi Seimitsu Industry Co. Ltd. New (a)	125,000	2,716
Nissin Kogyo Co. Ltd.	10,000	295
Nokian Tyres Ltd.	5,000	543
Owari Precise Products Co. Ltd.	350,000	827
Piolax, Inc. (d)	1,050,000	19,753
Samsung Climate Control Co. Ltd.	175,050	802
Stoneridge, Inc. (a)(d)	1,986,200	26,714
Strattec Security Corp. (a)(d)	519,745	32,697
Tachi-S Co. Ltd.	1,055,300	13,331
Tanaka Seimitsu Kogyo Co. Ltd.	50,000	1,257
Tesma International, Inc. Class A (sub. vtg.)	216,300	6,811
Tochigi Fuji Sangyo KK	600,000	1,911
Tower Automotive, Inc. (a)(d)	5,578,400	8,312
Toyota Auto Body Co. Ltd.	170,000	3,044
Yutaka Giken Co. Ltd.	350,000	8,731
		565,581
Automobiles - 0.8%
Ford Motor Co.	19,000,000	247,570
Glendale International Corp.	1,900	10
National R.V. Holdings, Inc. (a)(d)	931,700	8,991
		256,571
Distributors - 0.3%
Advanced Marketing Services, Inc. (d)	1,927,800	20,242
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - continued
Compania de Distribucion Integral Logista SA	520,000	$ 23,623
Goodfellow, Inc. (d)	419,500	8,095
HIP Interactive Corp. (a)	474,600	472
Medion AG	375,000	6,526
Nagahori Corp.	200,000	624
San-A Co. Ltd.	50,000	1,039
Strongco, Inc.	152,500	799
Uni-Select, Inc.	869,500	19,812
		81,232
Hotels, Restaurants & Leisure - 3.8%
Applebee's International, Inc. (d)	8,250,000	188,678
ARK Restaurants Corp. (a)	126,891	3,811
Benihana, Inc. (a)(d)	373,300	5,387
Benihana, Inc. Class A (a)(d)	470,225	6,729
Brinker International, Inc. (a)(d)	5,702,100	184,178
CEC Entertainment, Inc. (a)(d)	3,750,000	142,575
Domino's Pizza, Inc.	1,500,000	24,600
Elscint Ltd. (a)(d)	1,430,800	6,009
Elxsi Corp. (a)	181,600	617
Enterprise Inns PLC	625,000	7,109
Flanigan's Enterprises, Inc. (d)	195,000	1,258
Inventive Leisure PLC (d)	1,198,165	1,354
Jack in the Box, Inc. (a)(d)	3,337,500	111,372
Jurys Doyle Hotel Group PLC (Ireland)	375,000	5,010
Krispy Kreme Doughnuts, Inc. (a)	1,000,000	10,600
Kyoritsu Maintenance Co. Ltd.	25,000	528
Luminar PLC	1,850,000	15,468
Mefos Ltd.	25,000	302
Monarch Casino & Resort, Inc. (a)	119,487	3,337
MTR Gaming Group, Inc. (a)(d)	1,902,415	17,122
Outback Steakhouse, Inc.	3,270,000	129,459
Papa John's International, Inc. (a)(d)	2,250,000	72,630
Pierre & Vacances	20,000	1,762
Pizzaexpress PLC (a)	1,750,000	14,118
Ruby Tuesday, Inc.	902,200	22,284
Ryan's Restaurant Group, Inc. (a)(d)	3,922,900	54,881
Sonic Corp. (a)(d)	6,150,000	167,465
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sportscene Restaurants, Inc. Class A (d)	406,500	$ 2,270
Ultimate Leisure Group PLC	150,000	1,027
		1,201,940
Household Durables - 5.6%
Abbey PLC (d)	3,407,000	34,880
Airsprung Furniture Group PLC	950,000	777
Barratt Developments PLC (d)	23,957,099	222,765
Beazer Homes USA, Inc.	450,000	49,401
Bellway PLC (d)	9,950,000	123,787
Blyth, Inc. (d)	3,510,000	105,546
Boston Acoustics, Inc. (d)	274,488	3,684
Bush Industries, Inc. Class A (a)	1,024,400	87
Chitaly Holdings Ltd.	600,000	424
Chromcraft Revington, Inc. (a)(d)	957,300	11,516
Cobra Electronics Corp. (a)(d)	383,893	3,033
D.R. Horton, Inc. (d)	19,700,000	590,992
Decorator Industries, Inc. (d)	279,715	2,562
Department 56, Inc. (a)(d)	1,322,800	19,961
Dominion Homes, Inc. (a)(d)	495,820	10,323
Ekornes AS	150,000	3,426
Enesco Group, Inc. (a)(d)	1,304,500	8,466
Helen of Troy Ltd. (a)(d)	2,980,900	79,143
Henry Boot PLC (d)	2,604,000	18,782
HTL International Holdings Ltd.	13,312,500	9,446
Japan General Estate Co. Ltd.	25,000	260
Joint Corp.	335,000	7,533
Kaufman & Broad SA	150,000	6,814
KB Home	950,000	78,138
Libbey, Inc. (d)	745,300	13,527
M/I Homes, Inc. (d)	1,750,000	75,250
Meritage Homes Corp. (a)(d)	697,200	61,842
Merloni Elettrodomestici Spa	100,000	1,526
Mohawk Industries, Inc. (a)	300,000	25,524
Nagawa Co. Ltd. (d)	1,000,000	7,219
Ngai Lik Industrial Holdings Ltd. (d)	51,320,000	16,483
P&F Industries, Inc. Class A (a)(d)	359,300	3,467
Persimmon PLC	2,900,393	32,939
Portmeirion Group PLC	250,000	770
Redrow PLC	1,350,000	8,168
Salton, Inc. (a)(d)	952,200	6,142
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Southern Energy Homes, Inc. (a)(d)	1,400,100	$ 6,440
Stanley Furniture Co., Inc. (d)	600,000	26,694
Techtronic Industries Co. Ltd.	18,000,000	35,844
Toso Co. Ltd.	400,000	986
Tsann Kuen Enterprise Co. Ltd.	8,526,000	9,407
Wilson Bowden PLC	20,000	359
Yankee Candle Co., Inc. (a)	1,825,700	50,572
		1,774,905
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd.	275,050	8,940
Insight Enterprises, Inc. (a)	1,210,078	22,453
N Brown Group PLC	6,100,000	14,404
		45,797
Leisure Equipment & Products - 0.6%
Action Performance Companies, Inc. (d)	1,831,600	16,942
Anthony & Sylvan Pools Corp. (a)	226,936	1,191
Aruze Corp.	25,000	496
Asia Optical Co., Inc.	1,100,342	5,231
Beneteau SA	65,000	4,891
Coastcast Corp. (a)(d)	763,200	1,717
JAKKS Pacific, Inc. (a)(d)	2,371,250	37,371
Johnson Health Tech Co. Ltd.	62,500	109
Jumbo SA	115,000	695
Marine Products Corp. (d)	2,579,560	47,077
Polaris Industries, Inc.	540,900	32,102
Premier Image Technology Corp.	6,825,000	4,979
RC2 Corp. (a)	86,350	2,406
SCP Pool Corp.	900,000	26,271
Trigano SA	60,000	3,490
Vitec Group PLC	25,000	145
Zapf Creation AG	400,000	7,586
		192,699
Media - 0.9%
Astral Media, Inc. Class A (non-vtg.)	270,000	6,252
Austereo Group Ltd.	2,000,000	2,366
Championship Auto Racing Teams, Inc. (a)(d)	1,471,600	140
Chime Communications PLC (a)(d)	15,385,714	7,705
Chubu-Nippon Broadcasting Co. Ltd.	147,600	1,715
Cossette Communication Group, Inc. (sub. vtg.) (a)	154,400	1,840
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Daily Mail & General Trust PLC Class A	10,000	$ 133
DreamWorks Animation SKG, Inc. Class A	67,500	2,636
Grupo Radio Centro SA de CV sponsored ADR (a)	800,000	5,240
Highbury House Communications PLC	4,425,000	813
Johnston Press PLC	13,200,000	133,535
Lakes Entertainment, Inc. (a)(d)	1,458,126	17,089
Opinion Research Corp. (a)(d)	367,711	2,298
P4 Radio Hele Norge ASA (a)	450,000	1,203
PubliGroupe SA (Reg.)	8,000	2,342
Sondagsavisen AS (Reg.) (a)	375,000	1,388
Southern Cross Broadcasting Australia Ltd.	1,127,348	11,843
Trinity Mirror PLC	1,400,000	16,594
TV Azteca SA de CV sponsored ADR	2,200,000	22,044
TVA Group, Inc. Class B (non. vtg.)	2,132,700	34,148
Village Roadshow Ltd. (a)	2,900,000	4,777
		276,101
Multiline Retail - 1.6%
99 Cents Only Stores (a)	129,200	1,991
Conn's, Inc.	512,178	7,847
Daiwa Co. Ltd.	300,000	607
Don Quijote Co. Ltd.	35,000	2,103
Gifi	70,000	3,852
Harvey Norman Holdings Ltd.	5,000,000	11,381
Merchant Retail Group PLC (d)	5,850,000	16,018
Next PLC (d)	14,200,000	435,780
ShopKo Stores, Inc. (a)(d)	1,825,200	31,466
Thanks Japan Corp.	140,000	865
		511,910
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A	2,000,000	78,360
AutoZone, Inc. (a)	955,400	78,161
Beter Bed Holding NV	45,000	801
BMTC Group, Inc. Class A (sub. vtg.)	3,200,000	27,327
Bricorama SA	30,000	1,695
Brookstone Co., Inc. (a)	586,659	11,240
Camaieu SA	10,000	967
Charlotte Russe Holding, Inc. (a)(d)	1,503,087	19,856
Clas Ohlson AB (B Shares)	40,000	636
Clinton Cards PLC	7,300,000	11,604
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Electronics Boutique Holding Corp. (a)	253,000	$ 8,637
Finlay Enterprises, Inc. (a)(d)	990,722	19,914
Footstar, Inc. (a)(d)	2,016,000	5,242
French Connection Group PLC (d)	5,775,000	33,854
Friedmans, Inc. Class A (d)	2,007,700	3,413
Genesco, Inc. (a)(d)	2,164,300	55,406
Group 1 Automotive, Inc. (a)(d)	2,014,800	56,999
Homestyle Group PLC (a)	250,000	498
Hot Topic, Inc. (a)(d)	3,050,100	62,710
JB Hi-Fi Ltd.	100,000	268
JJB Sports PLC	5,918,052	22,403
Jo-Ann Stores, Inc. (a)	238,000	5,869
John David Group PLC	1,385,093	4,862
Keiiyu Co. Ltd.	100,000	1,188
Komplett ASA (a)(d)	989,850	5,993
La Senza Corp. (sub. vtg.)	161,800	1,588
Le Chateau, Inc. Class A (sub. vtg.)	230,200	3,735
Lithia Motors, Inc. Class A (sub. vtg.)	1,279,600	28,983
Matalan PLC	8,000,000	33,739
Monro Muffler Brake, Inc. (a)(d)	809,013	19,687
Monsoon PLC	2,800,000	10,471
Mothers Work, Inc. (a)	103,061	1,335
Mr. Bricolage SA	347,261	8,315
OrotonGroup Ltd.	100,000	195
Osim International Ltd.	5,000,600	2,827
Ottakar's PLC	130,000	862
Pacific Sunwear of California, Inc. (a)	565,000	13,244
Payless ShoeSource, Inc. (a)	1,237,900	11,772
Peacock Group PLC	1,969,605	9,356
Pier 1 Imports, Inc.	3,000,000	53,850
Pomeroy IT Solutions, Inc. (a)(d)	1,290,645	16,817
Reg Vardy PLC	850,000	7,154
Regis Corp.	236,900	10,139
Rex Stores Corp. (a)(d)	1,400,000	21,630
RONA, Inc. (a)	50,000	1,396
Ross Stores, Inc. (d)	7,600,000	199,652
ScS Upholstery PLC (d)	2,049,000	12,407
Shoe Carnival, Inc. (a)	206,600	2,473
Sonic Automotive, Inc. Class A (sub. vtg.)	2,928,000	59,233
Steiner Leisure Ltd. (a)(d)	1,725,000	42,073
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TBC Corp. (a)	530,924	$ 11,802
The Cato Corp. Class A (sub. vtg.) (d)	1,945,844	44,677
The Children's Place Retail Stores, Inc. (a)(d)	1,500,000	46,305
Topps Tiles PLC	2,150,000	7,398
Wilsons Leather Experts, Inc. (a)(d)	2,051,412	11,898
		1,212,916
Textiles Apparel & Luxury Goods - 2.8%
Adolfo Dominguez SA	40,000	775
Bijou Brigitte Modische Accessoires AG	30,000	3,536
Billabong International Ltd.	1,400,000	11,007
Cherokee, Inc. (d)	725,800	20,649
Dan River, Inc. Class A (a)	294,000	3
Danier Leather, Inc. (sub. vtg.)	415,200	4,108
Delta Apparel, Inc. (d)	404,000	9,110
Fab Industries, Inc. (d)	521,100	2,288
Folli Follie SA	115,000	3,532
Fossil, Inc. (a)(d)	6,750,000	200,880
Gildan Activewear, Inc. Class A (sub. vtg.) (a)(d)	2,595,400	74,462
Hampshire Group Ltd. (a)(d)	472,300	14,424
Handsome Co. Ltd.	1,046,230	8,962
JLM Couture, Inc. (a)(d)	197,100	627
Jones Apparel Group, Inc.	2,800,000	98,840
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,204,100	31,909
Liz Claiborne, Inc.	2,599,200	106,255
Marimekko Oyj	165,000	2,673
Movado Group, Inc. (d)	914,300	15,772
New Wave Group AB (B Shares)	54,000	832
Novel Denim Holdings Ltd. (a)(d)	943,800	688
Perry Ellis International, Inc. (a)	369,536	7,945
Polo Ralph Lauren Corp. Class A	1,300,000	48,009
Quiksilver, Inc. (a)(d)	4,000,000	109,000
Steven Madden Ltd. (a)(d)	1,310,600	20,983
Tandy Brands Accessories, Inc. (d)	544,900	7,629
Ted Baker PLC	225,000	2,040
Tommy Hilfiger Corp. (a)(d)	9,044,150	86,824
Van de Velde	30,000	4,281
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Velcro Industries NV	268,400	$ 3,130
Workman Co. Ltd.	5,000	104
		901,277
TOTAL CONSUMER DISCRETIONARY		7,020,929
CONSUMER STAPLES - 6.7%
Beverages - 1.0%
Baron de Ley SA (a)	215,000	9,253
Belhaven Group PLC	1,400,279	10,717
C&C Group PLC	3,750,000	12,285
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,980,000	273,825
Hansen Natural Corp. (a)(d)	852,675	22,596
National Beverage Corp.	446,700	3,618
Shikoku Coca-Cola Bottling Co. Ltd.	43,600	497
		332,791
Food & Staples Retailing - 3.5%
BJ's Wholesale Club, Inc. (a)(d)	7,006,000	203,384
CVS Corp.	7,000,000	304,220
Fresh Brands, Inc. (a)(d)	510,700	3,978
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,000,000	26,522
Metro, Inc. Class A (sub. vtg.) (d)	9,687,700	153,606
Ministop Co. Ltd.	200,000	3,337
Ozeki Co. Ltd.	200,000	4,535
President Chain Store Corp.	4,370,600	6,534
Safeway, Inc. (a)	19,854,000	362,137
Shoei Foods Corp.	300,000	1,709
Sligro Food Group NV	675,000	28,678
Sundrug Co. Ltd.	200,000	5,395
Sundrug Co. Ltd. New (a)	200,000	5,395
Village Super Market, Inc. Class A	55,678	2,037
Yaoko Co. Ltd.	30,000	573
		1,112,040
Food Products - 1.5%
American Italian Pasta Co. Class A (d)	1,114,300	22,620
Barry Callebaut AG	8,000	1,541
Cagle's, Inc. Class A (a)(d)	457,000	4,913
Cranswick PLC	1,000,000	7,029
Dean Foods Co. (a)	1,750,000	52,238
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (d)	5,294,400	$ 139,084
Gaban Co. Ltd.	27,000	221
Greggs PLC	182,000	12,542
IAWS Group PLC (Ireland)	3,883,000	51,728
Industrias Bachoco SA de CV sponsored ADR	2,515,000	29,300
Interstate Bakeries Corp. (a)(d)	2,848,716	11,708
Kadoya Sesame Mills, Inc.	10,000	128
Kerry Group PLC Class A	1,800,000	40,541
Kleeneze PLC	2,000,000	4,594
Monterey Pasta Co. (a)(d)	1,408,700	5,057
People's Food Holdings Ltd.	11,000,000	7,673
Richmond Foods PLC	25,000	245
Robert Wiseman Dairies PLC	250,000	1,034
Samyang Genex Co. Ltd.	45,000	1,359
Saputo, Inc.	2,569,600	70,578
Singapore Food Industries Ltd.	1,200,000	606
Sunjin Co. Ltd. (d)	195,000	3,902
United Food Holdings Ltd.	22,400,000	4,984
Want Want Holdings Ltd.	15,250,000	14,945
Yonkyu Co. Ltd.	10,000	129
		488,699
Personal Products - 0.2%
DSG International Ltd. (a)(d)	474,900	1,306
Inter Parfums, Inc.	286,500	3,849
Nature's Sunshine Products, Inc. (d)	1,297,710	19,634
NBTY, Inc. (a)	790,000	21,757
Sarantis SA (Reg.)	35,000	191
		46,737
Tobacco - 0.5%
DIMON, Inc. (d)	2,631,400	15,315
Loews Corp. - Carolina Group	4,173,300	112,929
Standard Commercial Corp. (d)	1,355,000	21,585
		149,829
TOTAL CONSUMER STAPLES		2,130,096
ENERGY - 5.1%
Energy Equipment & Services - 1.5%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	17,797
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Bolt Technology Corp. (a)(d)	474,200	$ 2,053
Calfrac Well Services Ltd. (a)	110,000	3,080
CCS Income Trust (d)	1,000,000	31,194
CHC Helicopter Corp. Class A (sub. vtg.)	200,500	7,525
Collicutt Energy Services Ltd. (a)	259,200	415
Enerflex Systems Ltd.	513,000	9,099
Ensign Resource Service Group, Inc.	1,500,000	27,898
Expro International Group PLC	500,000	3,331
Farstad Shipping ASA (a)(d)	2,500,000	25,849
Fugro NV (Certificaten Van Aandelen)	710,000	55,333
Gulf Island Fabrication, Inc. (d)	934,245	19,115
IHC Caland NV	150,000	8,617
Lufkin Industries, Inc. (d)	629,312	22,284
Matrix Service Co. (a)	50,000	257
Maverick Tube Corp. (a)	150,000	3,956
NQL Drilling Tools, Inc. Class A (a)(d)	3,103,440	2,803
Offshore Logistics, Inc. (a)(d)	1,950,000	70,512
Oil States International, Inc. (a)(d)	2,760,000	50,674
Pason Systems, Inc. (d)	1,240,800	31,095
Petroleum Helicopters, Inc. (a)(d)	283,400	6,479
Petroleum Helicopters, Inc. (non-vtg.) (a)	279,185	5,807
ProSafe ASA (d)	1,808,000	44,212
Saipem Spa	150,000	1,734
Solstad Offshore ASA (a)	1,310,300	11,539
Total Energy Services Ltd. (a)(d)	2,729,000	13,355
Wenzel Downhole Tools Ltd. (a)	896,400	490
		476,503
Oil & Gas - 3.6%
Adams Resources & Energy, Inc. (d)	421,800	5,863
AO Tatneft sponsored ADR	750,000	25,538
Atlas America, Inc.	444,800	11,425
Castle Energy Corp. (d)	1,167,000	13,747
Chaparral Resources, Inc. (a)	65,100	94
Chesapeake Energy Corp.	660,000	10,613
CNPC (Hong Kong) Ltd.	6,000,000	917
Compton Petroleum Corp. (a)	1,300,000	11,475
Det Norske Oljeselskap ASA (DNO) (a)	374,000	1,429
Encore Acquisition Co. (a)	450,200	14,699
ENI Spa	310,000	7,095
Frontline Ltd.	205,000	10,123
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
General Maritime Corp. (a)	683,000	$ 25,954
Giant Industries, Inc. (a)	219,100	5,033
Hankook Shell Oil Co. Ltd. (d)	77,730	2,743
Holly Corp.	739,200	18,147
Hunting PLC	1,175,000	4,059
Husky Energy, Inc.	400,000	10,510
KCS Energy, Inc. (a)(d)	2,825,000	38,448
Michang Oil Industrial Co. Ltd.	13,000	124
National Energy Group, Inc. (a)	438,400	1,228
Nissin Shoji Co. Ltd.	250,000	1,488
Nordic American Tanker Shipping Ltd.	175,000	6,589
Oil Search Ltd.	30,000,463	39,085
Panhandle Royalty Co. Class A	35,200	719
Pe Ben Oilfield Services Ltd. (a)(d)	336,150	1,794
PetroKazakhstan, Inc. (e)	745,900	27,561
PetroKazakhstan, Inc. Class A	575,000	21,246
Petroleo Brasileiro SA Petrobras sponsored ADR	10,100,000	358,651
Petroleum Development Corp. (a)(d)	1,112,700	39,189
Repsol YPF SA sponsored ADR	1,100,000	23,837
Sasol Ltd. sponsored ADR	135,000	2,718
Ship Finance International Ltd.	71,750	1,442
Stelmar Shipping Ltd. (d)	1,042,500	40,241
Swift Energy Co. (a)(d)	1,718,700	41,678
Tap Oil Nl (a)	1,000,000	1,265
Teekay Shipping Corp. (d)	4,200,000	194,040
Thunder Energy, Inc. (a)	175,000	1,056
Top Tankers, Inc.	315,000	5,387
Tsakos Energy Navigation Ltd.	375,300	14,036
US Shipping Partners LP	25,000	581
Vintage Petroleum, Inc.	2,512,900	52,771
World Fuel Services Corp. (d)	1,216,106	41,494
YUKOS Corp. sponsored ADR	700,000	11,655
		1,147,787
TOTAL ENERGY		1,624,290
FINANCIALS - 14.9%
Capital Markets - 0.2%
Binck NV (a)	250,000	573
Investment Technology Group, Inc. (a)	1,621,400	24,970
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Kas-Bank NV (Certificaten Van Aandelen)	195,000	$ 3,741
MFC Bancorp Ltd. (a)(d)	763,800	12,977
Norvestia Oyj (B Shares)	225,000	4,480
Van der Moolen Holding NV sponsored ADR (a)	1,428,500	8,400
		55,141
Commercial Banks - 3.6%
Anglo Irish Bank Corp. PLC	7,250,360	138,246
Bank of the Ozarks, Inc. (d)	1,500,000	48,428
BOK Financial Corp. (a)	1,302,462	59,275
Cascade Bancorp	412,178	8,347
Cathay General Bancorp	2,400,000	94,560
Century Bancorp, Inc. Class A (non-vtg.)	76,326	2,395
City National Corp.	900,300	62,031
First Bancorp, Puerto Rico (d)	3,950,000	215,394
Great Southern Bancorp, Inc.	367,719	12,271
Hanmi Financial Corp.	822,776	24,996
International Bancshares Corp.	1,429,512	52,892
Jyske Bank AS (Reg.) (a)	1,655,650	53,597
Laurentian Bank of Canada	450,000	9,404
London Scottish Bank PLC	3,100,000	7,292
Northern Empire Bancshares	48,615	1,045
Northrim Bancorp, Inc.	43,190	983
OKO Bank (A Shares)	2,000,000	25,799
Oriental Financial Group, Inc.	512,833	14,529
OTP Bank Rt.	60,000	1,522
OTP Bank Rt. unit	200,000	10,076
Popular, Inc.	4,400,000	113,168
Prosperity Bancshares, Inc.	351,180	9,570
Ringerikes Sparebank (d)	49,950	1,178
Ringkjoebing Bank (Reg.)	80,000	6,075
S.Y. Bancorp, Inc. (d)	791,100	17,958
Smithtown Bancorp, Inc.	6,800	202
Southwest Bancorp, Inc., Oklahoma (d)	991,029	23,269
Sparebanken More (primary capital certificate)	120,000	5,039
Sparebanken Rana (a)(d)	50,750	878
Sparebanken Rogaland (primary capital certificate) (a)	120,000	6,407
Sterling Bancorp, New York (d)	1,515,410	43,735
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sterling Bancshares, Inc.	796,300	$ 11,284
Sydbank AS	300,000	50,728
		1,132,573
Consumer Finance - 2.4%
ACE Cash Express, Inc. (a)(d)	1,025,600	26,676
Aeon Credit Service (Asia) Co. Ltd.	15,500,000	9,857
Cattles PLC (d)	22,000,000	143,925
JCG Holdings Ltd.	26,500,000	20,257
MBNA Corp.	22,400,000	574,112
		774,827
Diversified Financial Services - 0.0%
California First National Bancorp	176,366	2,275
Daiko Clearing Services Co. Ltd. (a)	100,000	595
Send Group PLC (a)(d)	2,500	3
		2,873
Insurance - 4.8%
Aegon NV ADR	950,000	10,488
American Medical Securities Group, Inc. (a)	274,900	8,728
April Group	40,000	868
Assurant, Inc.	4,938,300	133,235
Axis Capital Holdings Ltd.	6,732,200	168,709
Cotton States Life Insurance Co.	220,835	3,975
Endurance Specialty Holdings Ltd.	693,700	22,996
Fidelity National Financial, Inc.	1,260,000	47,552
Financial Industries Corp. (a)(d)	1,302,480	10,680
Genworth Financial, Inc. Class A	6,750,000	161,055
Hilb Rogal & Hobbs Co.	200,000	6,340
IPC Holdings Ltd. (d)	3,531,000	142,864
Montpelier Re Holdings Ltd.	600,000	22,362
National Western Life Insurance Co. Class A (a)(d)	241,927	36,325
Nationwide Financial Services, Inc. Class A (sub. vtg.)	4,054,100	140,272
Philadelphia Consolidated Holding Corp. (a)(d)	1,253,900	72,701
Protective Life Corp.	2,146,600	84,361
PXRE Group Ltd. (d)	1,352,000	33,178
RenaissanceRe Holdings Ltd.	3,362,957	157,454
Standard Management Corp. (a)	358,500	1,104
UICI	1,409,100	41,681
Universal American Financial Corp. (a)	15,000	182
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	14,050,000	$ 191,923
UnumProvident Corp. unit	720,000	17,905
		1,516,938
Real Estate - 0.2%
Apartment Investment & Management Co. Class A	1,000,000	36,690
Sjaelso Gruppen AS	25,000	2,303
Tejon Ranch Co. (a)(d)	980,300	35,183
VastNed Offices/Industrial NV	75,000	2,092
		76,268
Thrifts & Mortgage Finance - 3.7%
Coastal Financial Corp.	290,886	4,309
Commercial Capital Bancorp, Inc.	1,350,603	30,294
Doral Financial Corp. (d)	6,600,000	277,068
Farmer Mac Class C (non-vtg.) (a)	230,000	4,524
First Mutual Bancshares, Inc. (d)	526,287	12,841
Fremont General Corp.	2,911,800	62,604
Harbor Florida Bancshares, Inc.	703,173	22,530
HMN Financial, Inc.	42,200	1,255
Home Capital Group, Inc.	1,600,000	35,144
Hudson River Bancorp, Inc.	22,000	431
Kensington Group PLC	550,000	3,891
New York Community Bancorp, Inc.	1,000,000	18,360
North Central Bancshares, Inc. (d)	154,600	5,798
Northern Rock PLC	8,000,000	109,009
Paragon Group of Companies PLC	2,062,000	13,187
R&G Financial Corp. Class B	500,000	18,810
Radian Group, Inc.	2,450,000	117,429
Severn Bancorp, Inc.	66,806	2,211
The PMI Group, Inc. (d)	8,925,000	346,469
W Holding Co., Inc.	5,060,023	101,150
		1,187,314
TOTAL FINANCIALS		4,745,934
HEALTH CARE - 9.4%
Biotechnology - 0.1%
Albany Molecular Research, Inc. (a)(d)	2,278,100	19,637
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Embrex, Inc. (a)(d)	631,500	$ 8,260
Vital BioTech Holdings Ltd.	5,000,000	328
		28,225
Health Care Equipment & Supplies - 2.0%
Cantel Medical Corp. (a)(d)	502,100	11,071
Closure Medical Corp. (a)	125,400	2,139
Cochlear Ltd.	600,000	11,141
Compex Technologies, Inc. (a)	40,000	222
Cooper Companies, Inc. (d)	1,750,000	123,113
Denka Seiken Co. Ltd.	5,500	192
Edwards Lifesciences Corp. (a)	220,800	7,547
Escalon Medical Corp. (a)	240,600	2,358
Exactech, Inc. (a)(d)	900,000	15,498
Foxhollow Technologies, Inc.	24,400	502
Golden Meditech Co. Ltd.	11,000,000	2,657
Huntleigh Technology PLC	39,627	281
ICU Medical, Inc. (a)(d)	1,124,426	25,243
Invacare Corp. (d)	1,857,100	85,761
Japan Medical Dynamic Marketing, Inc.	100,000	1,030
Kensey Nash Corp. (a)	505,300	14,452
Medical Action Industries, Inc. (a)(d)	1,025,500	17,054
Mentor Corp.	932,400	32,448
Merit Medical Systems, Inc. (a)(d)	1,496,700	15,491
Mesa Laboratories, Inc. (d)	251,500	3,018
Moulin International Holdings Ltd.	5,500,167	3,003
Nakanishi, Inc.	250,000	16,582
National Dentex Corp. (a)(d)	348,000	9,918
Ocular Sciences, Inc. (a)(d)	2,000,031	97,702
Orthofix International NV (a)(d)	1,413,200	50,169
Osteotech, Inc. (a)	764,300	3,462
Pihsiang Machinery Manufacturing Co.	51,500	99
PolyMedica Corp. (d)	1,469,800	51,443
Theragenics Corp. (a)(d)	2,966,000	10,915
Utah Medical Products, Inc. (d)	473,300	8,505
Young Innovations, Inc. (d)	684,071	21,993
		645,009
Health Care Providers & Services - 7.1%
Accredo Health, Inc. (a)	95,000	2,188
Air Methods Corp. (a)	29,600	226
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
American HomePatient, Inc. (a)(d)	1,099,400	$ 825
AMERIGROUP Corp. (a)	1,065,800	63,948
AmSurg Corp. (a)	356,700	8,343
Bio-Reference Laboratories, Inc. (a)	97,500	1,372
CML Healthcare Income Fund	3,234,400	31,923
Community Health Systems, Inc. (a)	1,500,000	40,230
Corvel Corp. (a)(d)	1,094,000	28,603
D & K Healthcare Resources, Inc. (d)	1,054,090	7,737
DaVita, Inc. (a)	572,500	16,957
First Health Group Corp. (a)(d)	8,923,700	142,065
Grupo Casa Saba SA de CV sponsored ADR	167,900	2,111
Health Management Associates, Inc. Class A (d)	24,305,900	502,160
Health Net, Inc. (a)	900,000	21,834
Healthscope Ltd.	20,000	55
HealthTronics Surgical Services, Inc. (a)	285,988	1,962
Hokuyaku, Inc.	350,000	2,001
Horizon Health Corp. (a)(d)	674,400	15,174
ICON PLC sponsored ADR (a)	866,700	28,610
IMPATH, Inc. (a)(d)	1,660,000	7,055
LifePoint Hospitals, Inc. (a)	1,142,540	37,041
Lincare Holdings, Inc. (a)(d)	9,431,423	346,699
Medco Health Solutions, Inc. (a)	3,600,000	122,076
Molina Healthcare, Inc. (a)	903,400	33,263
National Healthcare Corp. (d)	976,500	29,080
Odyssey Healthcare, Inc. (a)	1,522,100	11,751
Omnicare, Inc.	1,575,000	43,454
OPG Groep NV (A Shares)	63,000	3,394
Option Care, Inc.	1,060,900	13,940
PacifiCare Health Systems, Inc. (a)(d)	7,100,000	252,902
Per-Se Technologies, Inc. (a)	215,900	3,150
Prime Medical Services, Inc. (a)	730,751	5,049
Priority Healthcare Corp. Class B (a)	660,800	11,934
Radiologix, Inc. (a)	543,300	1,793
Ramsay Health Care Ltd.	800,000	3,732
RehabCare Group, Inc. (a)(d)	980,000	22,501
Renal Care Group, Inc. (a)(d)	7,350,000	231,966
ResCare, Inc. (a)	1,066,024	12,942
Rhoen-Klinikum AG	140,000	7,847
U.S. Physical Therapy, Inc. (a)	306,400	4,627
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
United Drug PLC:
(Ireland)	2,664,895	$ 10,640
(United Kingdom)	887,431	3,531
Universal Health Services, Inc. Class B	2,400,000	99,744
		2,238,435
Pharmaceuticals - 0.2%
Alpharma, Inc. Class A	1,726,900	29,271
Boiron SA	20,000	525
Cipher Pharmaceuticals, Inc. (a)	95,300	113
Dong-A Pharmaceutical Co. Ltd. (d)	591,503	10,990
Far East Pharmaceutical Technology Co. Ltd.	13,000,000	114
Fornix Biosciences NV	20,000	322
Il Dong Pharmaceutical Co. Ltd.	178,810	2,028
KV Pharmaceutical Co. Class A (a)	537,000	10,697
Nichi-iko Pharmaceutical Co. Ltd.	333,000	2,923
Takeda Pharamaceutical Co. Ltd.	200,000	9,675
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	879
Torii Pharmaceutical Co. Ltd.	107,600	2,115
Whanin Pharmaceutical Co. Ltd.	40,000	183
		69,835
TOTAL HEALTH CARE		2,981,504
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.9%
AAR Corp. (a)(d)	2,580,600	30,322
Astronics Corp. (a)(d)	604,800	3,042
Astronics Corp. Class B (a)(d)	203,193	935
CAE, Inc. (d)	16,150,100	66,173
CAE, Inc. (d)(e)	1,650,000	6,761
Cobham PLC	1,250,000	31,768
Ducommun, Inc. (a)(d)	973,400	22,943
Magellan Aerospace Corp. (a)	2,000,000	4,762
Moog, Inc. Class A (a)	1,020,050	38,282
Pemco Aviation Group, Inc. (a)(d)	245,280	6,493
Radstone Technology PLC	225,000	1,466
The Allied Defense Group, Inc. (a)(d)	503,788	9,889
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Triumph Group, Inc. (a)(d)	1,043,500	$ 35,855
United Defense Industries, Inc. (a)	800,000	32,112
		290,803
Air Freight & Logistics - 0.1%
AirNet Systems, Inc. (a)(d)	684,200	2,839
Baltrans Holdings Ltd.	6,000,000	1,811
Chuo Warehouse Co. Ltd.	239,000	2,642
Frans Maas Groep NV (Certificaten Van Aandelen) (d)	340,000	13,488
		20,780
Airlines - 0.2%
America West Holding Corp. Class B (a)(d)	2,744,000	12,568
ExpressJet Holdings, Inc. Class A (a)	525,000	5,838
MAIR Holdings, Inc. (a)(d)	2,032,311	18,311
Midwest Air Group, Inc. (a)(d)	1,551,700	4,655
Ryanair Holdings PLC sponsored ADR (a)	525,000	15,110
		56,482
Building Products - 1.0%
Aaon, Inc. (a)	474,057	6,969
American Woodmark Corp.	305,600	11,362
Ameron International Corp.	210,200	7,111
Beltecno Corp.	125,000	744
Dynasty Ceramic PCL	500,000	170
Insteel Industries, Inc. (a)(d)	838,565	10,641
Kingspan Group PLC:
(Ireland)	1,400,000	11,018
(United Kingdom)	3,400,000	27,023
Kondotec, Inc.	275,000	1,842
Maezawa Kasei Industries Co. Ltd.	350,000	5,883
NCI Building Systems, Inc. (a)(d)	1,850,000	59,478
Patrick Industries, Inc. (a)(d)	273,280	2,692
Permasteelisa Spa	395,000	6,463
Quixote Corp. (d)	539,035	9,689
Royal Group Technologies Ltd. (sub. vtg.) (a)	5,420,700	39,080
Toami Corp. (d)	350,000	3,539
Universal Forest Products, Inc.	140,004	5,135
USG Corp. (a)(d)	4,302,800	96,340
		305,179
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
Caldwell Partners International, Inc. Class A (non-vtg.) (a)	187,700	$ 277
Career Education Corp. (a)	3,150,600	98,834
Compudyne Corp. (a)(d)	719,027	5,112
Corinthian Colleges, Inc. (a)(d)	5,552,693	79,737
GFK AG	60,000	1,977
Hoan Kogyo Co. Ltd.	500,000	1,243
Interior Services Group PLC	200,000	717
Johnan Academic Preparatory Institute, Inc.	85,000	422
Kyoshin Co. Ltd.	25,000	222
Mitie Group PLC	4,616,000	11,791
New Horizons Worldwide, Inc. (a)	490,600	1,477
Nippon Filing Co. Ltd.	100,000	378
On Assignment, Inc. (a)(d)	2,529,006	12,696
Penna Consulting PLC	700,000	1,589
RCM Technologies, Inc. (a)(d)	1,056,858	5,189
Refac (a)	75,900	323
Reliance Security Group Ltd.	302,500	2,613
RemedyTemp, Inc. Class A (a)(d)	854,600	8,204
Roto Smeets de Boer NV (d)	300,000	12,669
Samas Groep NV (Certificaten Van Aandelen) (a)	234,514	1,347
Shingakukai Co. Ltd.	200,000	1,593
Shuei Yobiko Co. Ltd.	50,000	1,169
Solvus SA (a)	100,400	1,651
SOURCECORP, Inc. (a)(d)	1,547,743	25,971
Spherion Corp. (a)(d)	5,854,800	42,096
Tanabe Management Consulting Co.	200,000	1,155
Transcontinental, Inc. Class A	546,900	10,805
Trio-Tech International (a)(d)	292,700	966
United Rentals, Inc. (a)	684,100	10,569
United Services Group NV	125,261	2,584
Up, Inc. (d)	550,000	3,492
Wao Corp. (d)	450,000	1,382
Wesco, Inc.	200,000	699
Wyndeham Press Group PLC (d)	4,000,000	9,482
		360,431
Construction & Engineering - 2.2%
Abengoa SA	25,000	233
Actividades de Construccion y Servicios SA (ACS)	2,800,000	54,428
AM NV	511,113	4,108
Aoki Marine Co. Ltd.	126,000	263
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Arcadis NV	415,000	$ 6,113
Chicago Bridge & Iron Co. NV (NY Shares)	328,300	10,161
Chodai Co. Ltd.	200,000	667
Daimei Telecom Engineering Corp.	25,000	175
Dycom Industries, Inc. (a)	374,400	12,224
EMCOR Group, Inc. (a)(d)	1,499,072	59,318
Heijmans NV (d)	2,093,510	54,653
Hibiya Engineering Ltd.	1,500,000	9,949
Imtech NV	800,000	21,581
Jacobs Engineering Group, Inc. (a)	2,653,100	108,061
Japan Engineering Consultants Co. Ltd.	300,000	694
Japan Steel Tower Co. Ltd.	490,000	1,685
Kaneshita Construction Co. Ltd. (a)	815,000	5,583
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	482
Keller Group PLC	25,000	118
Kier Group PLC	500,000	6,524
Komai Tekko, Inc.	100,000	293
Koninklijke BAM Groep NV (d)	1,425,000	51,334
Matsui Construction Co. Ltd.	400,000	1,474
Matsuo Bridge Co. Ltd. (a)	500,000	1,134
Sanshin Corp. (a)	250,000	359
Sanyo Engineering & Construction, Inc.	1,000,000	4,120
Shaw Group, Inc. (a)(d)	5,879,200	71,667
Shinsegae Engineering & Construction Co. Ltd.	112,310	1,575
ShoLodge, Inc. (a)(d)	428,300	1,949
Stantec, Inc. (a)(d)	1,794,200	32,412
Taihei Dengyo Kaisha Ltd.	100,000	450
Takada Kiko Co. Ltd.	700,000	4,610
Takigami Steel Construction Co. Ltd.	350,000	2,814
Technical Olympic SA (Reg.)	5,945,850	28,609
URS Corp. (a)(d)	4,348,900	120,030
Yokogawa Bridge Corp.	1,000,000	6,709
Yokogawa Construction Co. Ltd.	300,000	1,140
Yurtec Corp.	1,150,000	5,042
		692,741
Electrical Equipment - 1.1%
Acbel Polytech, Inc.	500,000	401
Acuity Brands, Inc.	2,507,000	66,511
Aichi Electric Co. Ltd.	900,000	1,318
AZZ, Inc. (a)(d)	534,300	7,160
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
BTU International, Inc. (a)(d)	578,900	$ 1,876
BYD Co. Ltd. (H Shares)	1,200,000	3,376
C&D Technologies, Inc. (d)	1,968,600	35,238
Channell Commercial Corp. (a)(d)	912,524	4,280
Chase Corp. (d)	404,700	6,313
Deswell Industries, Inc. (d)	877,150	17,587
Draka Holding NV (d)	3,232,396	39,297
General Cable Corp. (a)(d)	3,817,000	46,949
Genlyte Group, Inc. (a)(d)	1,339,800	98,556
Koito Industries Ltd.	892,000	3,902
Korea Electric Terminal Co. Ltd. (d)	540,000	9,310
Kyosan Electric Manufacturing Co. Ltd.	200,000	607
Nexans SA	425,000	14,913
TB Wood's Corp. (d)	417,200	2,461
Volex Group PLC (a)	500,000	1,424
		361,479
Industrial Conglomerates - 0.7%
Aalberts Industries NV	143,414	5,357
DCC PLC (Ireland) (d)	8,362,200	170,148
Teleflex, Inc.	1,118,700	48,988
		224,493
Machinery - 1.2%
AddTech AB (B Shares)	275,000	1,932
Ampco-Pittsburgh Corp.	376,700	5,018
Cascade Corp. (d)	1,210,500	35,952
China Fire Safety Enterprise Group Holdings Ltd.	1,000,000	73
Collins Industries, Inc.	231,400	1,182
Columbus McKinnon Corp. (NY Shares) (a)(d)	1,412,677	11,457
Denyo Co. Ltd.	250,000	1,590
Domnick Hunter Group PLC	370,000	2,608
FKI PLC	3,500,000	7,686
Foremost Industries Income Fund (d)	543,500	11,425
Gardner Denver, Inc. (a)	581,625	17,437
Gehl Co. (a)(d)	635,000	12,700
Graham Corp.	32,500	405
Hardinge, Inc. (d)	459,681	5,153
Hurco Companies, Inc. (a)	87,720	1,259
Interpump Group Spa	150,000	777
JLG Industries, Inc.	1,063,800	17,744
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Krones AG	10,000	$ 1,011
Met-Pro Corp.	281,066	3,752
NACCO Industries, Inc. Class A	300,000	28,038
Pfeiffer Vacuum Technology AG sponsored ADR	173,500	6,857
Quipp, Inc. (a)(d)	141,500	1,896
Robbins & Myers, Inc.	558,100	11,636
Sansei Yusoki Co. Ltd.	841,500	9,223
Seksun Corp. Ltd. (d)	23,540,000	5,308
Supreme Industries, Inc. Class A	468,750	2,859
The Oilgear Co. (a)	78,725	360
The Weir Group PLC	150,000	801
Trifast PLC (d)	7,142,858	9,516
Trinity Industries, Inc. (d)	4,500,100	140,223
Twin Disc, Inc. (d)	285,900	6,933
Velan, Inc. (sub. vtg.)	421,900	4,680
Wolverine Tube, Inc. (a)(d)	1,491,172	14,691
		382,182
Marine - 0.1%
Chuan Hup Holdings Ltd.	2,000,000	800
Compagnie Maritime Belge SA (CMB)	90,000	19,050
Det Forenede Dampskibs-Selskab (DFDS) AS	25,000	1,046
Ocean Wilsons Holdings Ltd.	450,000	1,596
Tokyo Kisen Co. Ltd. (d)	600,000	2,835
		25,327
Road & Rail - 0.7%
Arkansas Best Corp.	503,051	19,664
Daiwa Logistics Co. Ltd.	400,000	3,398
DSV de Sammensluttede Vognmaend AS	25,000	1,427
Hutech Norin Co. Ltd.	25,000	376
Japan Logistic Systems Corp.	300,000	788
Marten Transport Ltd. (a)(d)	1,001,434	18,336
Overnite Corp.	1,392,565	45,063
P.A.M. Transportation Services, Inc. (a)(d)	1,104,887	20,783
Sakai Moving Service Co. Ltd.	160,000	3,568
SCS Transportation, Inc. (a)	779,567	14,087
Trancom Co. Ltd.	300,000	6,094
US 1 Industries, Inc. (a)	50,000	31
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
USF Corp. (d)	2,578,866	$ 92,427
Vitran Corp., Inc. (a)	351,780	5,662
		231,704
Trading Companies & Distributors - 0.4%
Bergman & Beving AB (B Shares)	275,000	2,293
Brammer PLC	2,027,660	5,589
Eriks Group NV (Certificaten Van Aandelen)	25,000	1,136
Grafton Group PLC unit	1,450,000	13,267
Heiton Group PLC (d)	4,840,240	41,005
Inaba Denki Sangyo Co. Ltd.	810,900	16,933
Mitani Sangyo Co. Ltd.	100,000	136
Nishio Rent All Co. Ltd.	400,000	3,927
Richelieu Hardware Ltd.	845,200	14,574
SIG PLC	1,350,000	12,361
Uehara Sei Shoji Co. Ltd. (d)	1,250,000	6,650
Univar NV	150,000	3,609
Wakita & Co. Ltd.	763,000	6,849
		128,329
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	1,000,000	3,836
Meiko Transportation Co. Ltd.	500,000	3,024
Sea Containers Ltd. Class A	420,900	6,461
Vopak NV	210,000	3,832
		17,153
TOTAL INDUSTRIALS		3,097,083
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.8%
Aastra Technologies Ltd. (a)(d)	1,706,260	21,996
Applied Innovation, Inc. (a)(d)	990,385	3,942
Bel Fuse, Inc.:
Class A	386,500	11,185
Class B	47,300	1,587
Belden CDT, Inc.	2,250,000	50,018
Black Box Corp. (d)	2,025,025	79,543
Blonder Tongue Laboratories, Inc. (a)(d)	499,600	1,574
Brooktrout, Inc. (a)	418,250	3,860
Champion Technology Holdings Ltd.	750,000	126
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ClearOne Communications, Inc. (a)(d)	812,165	$ 3,574
Comba Telecom Systems Holdings Ltd.	2,050,000	935
Communications Systems, Inc. (d)	818,281	7,446
Comverse Technology, Inc. (a)	3,000,077	61,922
ECI Telecom Ltd. (a)(d)	5,500,000	38,005
ECtel Ltd. (a)(d)	2,030,414	4,609
Gemtek Technology Corp.	297,649	699
Intracom SA (Reg.)	6,000,000	24,570
Nera Telecommunications Ltd.	8,000,000	2,141
NETGEAR, Inc. (a)	170,000	2,317
Optical Cable Corp. (a)(d)	561,000	2,575
Optical Communication Products, Inc. (a)	219,400	467
Sunrise Telecom, Inc.	603,100	1,544
Tellabs, Inc. (a)	10,000,000	80,000
Tollgrade Communications, Inc. (a)	612,100	5,821
Twentsche Kabel Holding NV (d)	806,000	28,602
UTStarcom, Inc. (a)(d)	7,171,050	122,768
Wavecom SA sponsored ADR (a)	646,100	2,959
		564,785
Computers & Peripherals - 0.8%
ActivCard Corp. (a)	186,300	1,489
Adaptec, Inc. (a)	1,080,600	8,429
ASUSTeK Computer, Inc.	1,210,000	2,677
Chicony Electronics Co. Ltd.	1,400,000	1,465
Creative Technology Ltd.:
(Nasdaq)	500,000	5,715
(Singapore)	350,000	3,957
Datapulse Technology Ltd.	3,550,000	576
Dataram Corp. (a)(d)	853,800	5,763
Electronics for Imaging, Inc. (a)(d)	4,429,585	79,910
High Tech Computer Corp.	90,000	374
InFocus Corp. (a)(d)	2,723,600	17,540
Logitech International SA sponsored ADR (a)	1,400,000	72,892
Neoware Systems, Inc. (a)	296,200	2,379
Overland Storage, Inc. (a)	121,500	1,751
Qualstar Corp. (a)(d)	1,188,503	6,240
SBS Technologies, Inc. (a)(d)	1,344,200	17,918
Seagate Technology	1,000,000	12,640
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
TPV Technology Ltd.	17,500,000	$ 10,511
Unisteel Technology Ltd.	5,550,000	4,439
		256,665
Electronic Equipment & Instruments - 3.2%
Agilysys, Inc.	450,830	7,705
CTS Corp. (d)	3,415,000	45,112
Daidensha Co. Ltd.	100,000	474
Delta Electronics, Inc.	12,000,000	18,119
Delta Electronics PCL (For. Reg.)	27,076,800	11,079
Elec & Eltek International Co. Ltd.	249,664	709
Elec & Eltek International Holdings Ltd.	14,000,000	3,291
Electro Scientific Industries, Inc. (a)	132,500	2,247
Global Imaging Systems, Inc. (a)(d)	2,041,013	71,844
GTSI Corp. (a)	37,935	399
Hon Hai Precision Industries Co. Ltd.	41,000,956	150,788
Huan Hsin Holdings Ltd.	2,500,000	1,240
Kingboard Chemical Holdings Ltd.	31,800,000	66,593
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	3,180,000	1,471
Lagercrantz Group AB (B Shares)	300,000	738
Linx Printing Technologies PLC (d)	1,499,961	14,926
M-Flex Electronix, Inc.	75,000	926
MOCON, Inc. (d)	331,401	2,734
Muramoto Electronic Thailand PCL (For. Reg.)	904,500	6,565
NU Horizons Electronics Corp. (a)	514,250	3,718
Orbotech Ltd. (d)	3,212,085	54,316
PC Connection, Inc. (a)	1,239,204	9,158
Perceptron, Inc. (a)(d)	857,723	5,721
Perlos Oyj	750,000	11,364
Planar Systems, Inc. (a)	329,115	3,199
Rotork PLC	350,000	2,824
Roxboro Group PLC	232,275	1,626
Samsung SDI Co. Ltd.	50,000	4,511
ScanSource, Inc. (a)(d)	1,100,007	68,123
Scientific Technologies, Inc. (a)	157,600	788
Scribona AB (B Shares) (a)	219,502	406
SED International Holdings, Inc. (a)(d)	480,000	600
Sigmatron International, Inc. (a)(d)	331,000	3,717
Sinotronics Holdings Ltd.	10,000,000	1,169
Solectron Corp. (a)	20,000,000	104,400
Somera Communications, Inc. (a)(d)	4,558,716	5,607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Spectrum Control, Inc. (a)(d)	1,050,772	$ 7,355
SYNNEX Corp.	994,100	19,614
Taitron Components, Inc. Class A (sub. vtg.) (a)	465,200	977
Tech Data Corp. (a)(d)	5,667,600	228,914
Tomen Electronics Corp.	10,000	447
TT electronics PLC (d)	11,000,000	34,970
Varitronix International Ltd.	11,049,044	10,575
Winland Electronics, Inc. (a)(d)	240,600	770
Wireless Telecom Group, Inc. (d)	1,019,900	3,213
Zomax, Inc. (a)(d)	3,254,509	11,293
		1,006,335
Internet Software & Services - 0.0%
AsiaInfo Holdings, Inc. (a)	1,200,000	5,640
Bankrate, Inc. (a)	146,400	1,498
Freenet.de AG (a)	5,000	101
Imergent, Inc. (a)	336,500	3,328
Internet Gold Golden Lines Ltd. (a)	877,100	3,684
YP Corp.	125,000	205
		14,456
IT Services - 3.3%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	109,100
Calian Technology Ltd.	7,100	54
CGI Group, Inc. Class A (sub. vtg.) (a)	300,000	1,971
Computer Sciences Corp. (a)	7,350,300	365,089
Convergys Corp. (a)	1,764,000	22,950
CSE Global Ltd.	5,000,000	1,639
CSG Systems International, Inc. (a)	2,450,048	41,185
Daitec Co. Ltd. (d)	1,110,400	8,603
Delta Singular SA (a)	300,000	848
Econocom Group SA	150,000	1,152
Emblaze Ltd. (a)	1,000,000	2,573
First Data Corp.	3,000,000	123,840
Fiserv, Inc. (a)	1,105,300	39,282
Indra Sistemas SA	1,650,000	24,536
infoUSA, Inc. (a)	1,672,095	17,515
Lightbridge, Inc. (a)	332,130	1,681
Ordina NV	1,250,000	14,685
PinkRoccade NV (d)	1,578,000	20,699
Sabre Holdings Corp. Class A	4,086,100	87,892
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Speedware Corp., Inc. (a)	223,300	$ 568
SunGard Data Systems, Inc. (a)	1,000,000	26,490
Technology Solutions Co. (a)(d)	2,540,897	2,007
The BISYS Group, Inc. (a)(d)	10,000,000	146,000
		1,060,359
Semiconductors & Semiconductor Equipment - 1.0%
BE Semiconductor Industries NV (NY Shares) (a)	3,096,700	15,056
Catalyst Semiconductor, Inc. (a)(d)	1,519,485	9,102
Cohu, Inc.	637,500	9,996
DSP Group, Inc. (a)	585,000	11,601
DuPont Photomasks, Inc. (a)(d)	1,458,900	38,252
ESS Technology, Inc. (a)(d)	2,997,200	19,602
Intest Corp. (a)(d)	868,000	3,594
KEC Corp. (d)	550,000	9,826
Lattice Semiconductor Corp. (a)(d)	10,782,000	53,587
MediaTek, Inc.	4,487,684	30,057
Melexis NV (d)	2,682,100	32,092
Pericom Semiconductor Corp. (a)	1,292,899	11,630
Realtek Semiconductor Corp.	14,877,667	14,813
Reliability, Inc. (a)(d)	666,700	413
Siliconix, Inc. (a)	1,442,194	59,721
Taiwan Mask Corp.	4,000,000	1,782
Ultra Clean Holdings, Inc.	66,900	351
		321,475
Software - 1.4%
Ansys, Inc. (a)(d)	2,869,972	79,211
Aveva Group PLC	115,384	1,230
Blackbaud, Inc.	20,000	249
Citect Corp. Ltd. (d)	4,225,000	2,689
Compuware Corp. (a)(d)	30,000,000	173,700
Dynamics Research Corp. (a)	60,000	1,033
EPIQ Systems, Inc. (a)	411,810	6,169
Exact Holdings NV (d)	2,000,000	53,082
Fair, Isaac & Co., Inc.	500,000	15,100
Geac Computer Corp. Ltd. (a)	2,350,000	16,247
ICT Automatisering NV (d)	638,301	8,332
Infomedia Ltd.	600,000	314
MetaSolv, Inc. (a)(d)	3,480,014	8,596
Nassda Corp. (a)	75,000	290
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Netsmart Technologies, Inc.	172,475	$ 1,385
Opnet Technologies, Inc. (a)	54,000	413
ORC Software AB	200,000	1,611
Pegasystems, Inc. (a)	490,381	3,636
Pervasive Software, Inc. (a)(d)	1,841,400	7,226
Phoenix Technologies Ltd. (a)	552,488	3,369
Planit Holdings PLC	3,400,000	1,656
Reynolds & Reynolds Co. Class A	1,524,600	37,520
Springsoft, Inc.	4,949,806	9,028
TTI Team Telecom International Ltd. (a)(d)	1,172,000	2,424
Unit 4 Agresso NV (a)	750,000	11,037
Verisity Ltd. (a)	197,000	1,379
Visma ASA	100,000	975
		447,901
TOTAL INFORMATION TECHNOLOGY		3,671,976
MATERIALS - 6.4%
Chemicals - 1.5%
Aronkasei Co. Ltd.	850,000	3,670
Bairnco Corp. (d)	756,873	8,432
Bunge Brasil SA	1,493,800	3,365
CPAC, Inc. (d)	577,200	2,898
Cytec Industries, Inc.	402,500	18,720
Elementis PLC	700,000	421
Ferro Corp.	724,200	15,259
FMC Corp. (a)(d)	3,000,000	131,550
Hercules, Inc. (a)	4,526,000	64,631
Kemira GrowHow Oyj	447,200	3,205
Kendrion NV (a)	199,923	322
Kronos Worldwide, Inc.	1	0
Nihon Kagaku Sangyo Co. Ltd.	200,000	945
NL Industries, Inc.	92,500	1,845
Octel Corp. (d)	1,381,800	26,669
OM Group, Inc. (a)(d)	2,750,000	90,723
Sensient Technologies Corp.	288,500	6,266
Solutia, Inc. (a)(d)	10,452,080	3,554
Spartech Corp.	1,000,000	25,200
Summa Industries, Inc. (a)(d)	437,926	4,016
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	$ 1,126
Yara International ASA	6,250,000	67,081
		479,898
Construction Materials - 1.7%
Asahi Concrete Works Co. Ltd. (d)	1,150,000	5,009
Brampton Brick Ltd. Class A (sub. vtg.) (a)	827,000	9,480
Buzzi Unicem Spa	40,000	548
Cemex SA de CV sponsored ADR	2,000,472	57,974
Continental Materials Corp. (a)	21,900	610
Devcon International Corp. (a)	246,945	3,332
Eagle Materials, Inc. (d)	896,900	61,985
HeidelbergCement AG	30,000	1,481
Lafarge North America, Inc. (d)	7,062,600	346,067
Monarch Cement Co.	10,300	218
Texas Industries, Inc. (d)	1,330,700	67,773
Titan Cement Co. SA (Reg.)	100,000	2,639
		557,116
Containers & Packaging - 0.3%
Airspray NV	220,000	5,374
British Polythene Industries PLC (d)	1,350,000	7,058
Caraustar Industries, Inc. (a)(d)	1,545,702	22,985
Crown Holdings, Inc. (a)	519,800	5,900
MOD-PAC Corp. (a)	127,473	1,586
MOD-PAC Corp. Class B (a)	99,596	1,239
Nippon Steel Drum Co. Ltd.	100,000	371
Peak International Ltd. (a)(d)	1,375,700	5,296
RPC Group PLC	850,000	3,046
Silgan Holdings, Inc.	916,630	43,499
		96,354
Metals & Mining - 2.4%
A.M. Castle & Co. (a)	178,600	2,011
AK Steel Holding Corp. (a)	3,300,068	31,450
Algoma Steel, Inc. (a)	190,000	3,198
Allegheny Technologies, Inc.	1,320,000	22,189
Centerra Gold, Inc.	110,000	1,942
Compania de Minas Buenaventura SA sponsored ADR	2,653,900	65,923
Croesus Mining NL	700,000	314
Elkem AS	50,000	1,769
Friedman Industries	280,000	1,652
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Gerdau SA sponsored ADR	1,869,100	$ 27,588
Gibraltar Industries, Inc.	508,983	17,819
Grupo Imsa SA de CV sponsored ADR	788,200	17,104
Harmony Gold Mining Co. Ltd. sponsored ADR	30,000	354
Harris Steel Group, Inc.	1,780,400	22,587
IMCO Recycling, Inc. (a)(d)	963,000	11,286
Industrias Penoles SA de CV	3,650,000	16,673
Ispat International NV (a)	1,750,000	58,905
Jubilee Mines NL	600,000	2,044
Major Drilling Group International, Inc. (a)(d)	1,350,000	10,176
Metalrax Group PLC	2,950,000	4,256
Metals USA, Inc. (a)	1,942,500	33,139
Northwest Pipe Co. (a)(d)	655,800	11,142
Novicourt, Inc.	1,122,500	1,751
Olympic Steel, Inc. (a)	250,000	4,440
POSCO sponsored ADR	4,650,000	173,864
Resolute Mining Ltd. (a)	700,000	781
Richmont Mines, Inc. (a)	480,200	1,932
Roanoke Electric Steel Corp. (d)	1,086,816	15,922
Ryerson Tull, Inc. (d)	1,640,100	26,766
Samuel Manu-Tech, Inc.	45,000	401
Sherritt International Corp. (a)	4,809,500	31,475
Stillwater Mining Co. (a)	1,268,400	15,677
Tohoku Steel Co. Ltd.	240,000	1,560
UK Coal PLC (d)	10,900,000	30,747
USEC, Inc. (d)	7,880,000	76,121
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	600,000	9,076
Wheeling Pittsburgh Corp. (a)(d)	228,304	7,226
		761,260
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)(d)	3,706,100	39,099
Crown Van Gelder (CVG) (non-vtg.)	200,000	3,788
Gunns Ltd.	350,000	1,082
Gunns Ltd.	1,050,000	3,247
M-real Oyj (B Shares)	9,258,330	57,462
Noda Corp.	100,000	699
Norbord, Inc.	30,000	271
Sino-Forest Corp. (a)(d)	9,028,900	20,833
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Sino-Forest Corp. (a)(d)(e)	4,500,000	$ 10,383
Votorantim Celulose e Papel SA sponsored ADR	500,000	17,275
		154,139
TOTAL MATERIALS		2,048,767
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (d)	493,220	14,797
City Telecom (HK) Ltd. (CTI)	6,000,000	1,149
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	14,303
XETA Technologies, Inc. (a)(d)	969,869	3,425
		33,674
Wireless Telecommunication Services - 0.5%
China Mobile (Hong Kong) Ltd. sponsored ADR	700,000	10,185
Cosmote Mobile Telecommunications SA	2,000,000	36,241
Debitel AG	20,000	313
Metro One Telecommunications, Inc. (a)(d)	2,469,785	3,779
MobileOne Ltd.	2,000,000	1,996
Mobistar SA (a)	25,000	1,881
SK Telecom Co. Ltd. sponsored ADR	2,800,000	55,244
Taiwan Cellular Co. Ltd.	8,000,000	7,989
TIM Participacoes SA sponsored ADR	1,451,038	20,590
Total Access Communication PCL (a)	3,500,000	11,340
Turkcell Iletisim Hizmet AS sponsored ADR	1,000,111	15,302
		164,860
TOTAL TELECOMMUNICATION SERVICES		198,534
UTILITIES - 0.6%
Electric Utilities - 0.4%
Allegheny Energy, Inc. (a)	3,000,000	54,930
Korea Electric Power Corp. sponsored ADR	6,500,000	74,620
Maine & Maritimes Corp. (d)	99,100	2,844
		132,394
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	5,044
Keiyo Gas Co. Ltd.	150,000	588
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Otaki Gas Co. Ltd.	625,000	$ 2,085
Shinnihon Gas Corp.	60,000	298
		8,015
Multi-Utilities & Unregulated Power - 0.1%
CMS Energy Corp. (a)	1,822,700	17,060
Sierra Pacific Resources (a)	1,650,000	15,840
		32,900
TOTAL UTILITIES		173,309
TOTAL COMMON STOCKS (Cost $19,755,853)		27,692,422
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
SAES Getters Spa (Risp)	1,200,000	15,664
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp)	300,000	2,737
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,872)		18,401
Investment Companies - 0.4%

iShares Russell 2000 Index Fund (Cost $127,962)	1,098,400	127,623
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Trans-Lux Corp. 8.25% 3/1/12	$ 500	$ 465
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Mercer International, Inc. 8.5% 10/15/10 (e)	15,500	19,029
TOTAL CONVERTIBLE BONDS (Cost $16,078)		19,494
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.44% to 1.65% 11/18/04 to 12/9/04 (f) (Cost $23,965)	24,000	23,964
Money Market Funds - 13.5%
	Shares
Fidelity Cash Central Fund, 1.79% (b)	3,879,462,876	3,879,463
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	414,372,650	414,373
TOTAL MONEY MARKET FUNDS (Cost $4,293,836)		4,293,836
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $24,227,566)		32,175,740
NET OTHER ASSETS - (1.1)%		(362,842)
NET ASSETS - 100%		$ 31,812,898
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,275 Russell 1000 Mini Index Contracts	Dec. 2004	$ 308,324	$ 6,957
567 Russell 2000 Index Contracts	Dec. 2004	165,706	3,375
TOTAL EQUITY INDEX CONTRACTS		$ 474,030	$ 10,332
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $63,734,000 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $23,964,000.
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AAR Corp.	$ 26,796	$ 43	$ -	$ -	$ 30,322
Aastra Technologies Ltd.	23,747	-	-	-	21,996
Abbey PLC	34,410	-	-	-	34,880
ACE Cash Express, Inc.	23,712	-	-	-	26,676
Action Performance Companies, Inc.	19,781	-	-	92	16,942
Adams Resources & Energy, Inc.	6,441	-	-	-	5,863
Advanced Marketing Services, Inc.	21,842	-	-	-	20,242
Agilysys, Inc.	29,456	-	24,748	23	-
AirNet Systems, Inc.	2,887	-	-	-	2,839
Albany Molecular Research, Inc.	18,378	6,966	-	-	19,637
Alpharma, Inc. Class A	52,868	-	23,436	104	-
America West Holding Corp. Class B	16,684	-	-	-	12,568
American HomePatient, Inc.	1,022	-	-	-	825
American Italian Pasta Co. Class A	14,184	16,949	-	-	22,620
American Physicians Capital, Inc.	20,349	-	22,375	-	-
Ansys, Inc.	68,076	-	-	-	79,211
Applebee's International, Inc.	219,780	-	-	-	188,678
Applied Innovation, Inc.	2,314	653	-	-	3,942
ArvinMeritor, Inc.	134,667	-	-	678	126,466
Asahi Concrete Works Co. Ltd.	3,878	-	-	-	5,009
Astronics Corp.	2,951	-	-	-	3,042
Astronics Corp. Class B	945	-	-	-	935
Atlantic Tele-Network, Inc.	15,167	-	-	134	14,797
AZZ, Inc.	8,426	-	-	-	7,160
Bairnco Corp.	7,216	-	1,580	45	8,432
Bank of the Ozarks, Inc.	38,325	-	-	120	48,428
Barratt Developments PLC	246,213	62	-	6,345	222,765
Belden CDT, Inc.	46,275	-	2,751	119	-
Bellway PLC	115,702	14,214	-	-	123,787
Benihana, Inc.	5,704	-	-	-	5,387
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Benihana, Inc. Class A	$ 7,232	$ -	$ -	$ -	$ 6,729
BJ's Wholesale Club, Inc.	163,310	-	-	-	203,384
Black Box Corp.	76,951	-	-	122	79,543
Blonder Tongue Laboratories, Inc.	1,499	-	-	-	1,574
Blyth, Inc.	122,333	809	1,039	667	105,546
Bolt Technology Corp.	1,834	43	-	-	2,053
Boston Acoustics, Inc.	2,896	-	54	23	3,684
Boyd Brothers Transportation, Inc.	1,318	-	1,333	-	-
Brinker International, Inc.	62,668	123,665	-	-	184,178
British Polythene Industries PLC	6,920	-	-	173	7,058
BTU International, Inc.	2,431	-	-	-	1,876
Buckeye Technologies, Inc.	39,804	-	-	-	39,099
C&D Technologies, Inc.	36,115	-	6,076	32	35,238
CAE, Inc.	72,661	4,137	-	301	66,173
CAE, Inc. (144A)	7,882	-	-	-	6,761
Cagle's, Inc. Class A	6,717	-	46	-	4,913
Cantel Medical Corp.	13,061	46	190	-	11,071
Caraustar Industries, Inc.	21,563	-	-	-	22,985
Cascade Corp.	35,431	-	-	133	35,952
Castle Energy Corp.	14,086	-	-	58	13,747
Catalyst Semiconductor, Inc.	8,874	-	-	-	9,102
Cattles PLC	118,471	6,720	5,962	1,852	143,925
CCS Income Trust	22,532	-	-	352	31,194
CEC Entertainment, Inc.	136,313	-	-	-	142,575
Championship Auto Racing Teams, Inc.	29	-	-	-	140
Channell Commercial Corp.	3,295	-	-	-	4,280
Charlotte Russe Holding, Inc.	17,399	10,737	4,826	-	19,856
Chase Corp.	5,933	-	-	142	6,313
Cherokee, Inc.	18,220	-	566	313	20,649
Chime Communications PLC	8,896	-	-	-	7,705
Chromcraft Revington, Inc.	12,541	-	-	-	11,516
Citect Corp. Ltd.	3,262	-	-	73	2,689
ClearOne Communications, Inc.	4,865	-	480	-	3,574
Coastcast Corp.	1,641	-	-	-	1,717
Cobra Electronics Corp.	3,776	-	949	-	3,033
Columbus McKinnon Corp. (NY Shares)	6,212	4,565	-	-	11,457
Communications Systems, Inc.	6,260	-	-	41	7,446
Compudyne Corp.	6,130	550	-	-	5,112
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Compuware Corp.	$ 148,200	$ -	$ -	$ -	$ 173,700
Cooper Companies, Inc.	104,038	-	-	-	123,113
Corinthian Colleges, Inc.	14,976	54,102	-	-	79,737
Corvel Corp.	28,028	-	-	-	28,603
CPAC, Inc.	3,180	-	-	40	2,898
CTS Corp.	39,170	-	-	102	45,112
D & K Healthcare Resources, Inc.	11,965	-	1,397	18	7,737
D.R. Horton, Inc.	527,140	19,723	2,567	3,074	590,992
Daitec Co. Ltd.	9,587	-	-	163	8,603
Dataram Corp.	6,462	-	-	-	5,763
DCC PLC (Ireland)	145,285	-	-	-	170,148
Decorator Industries, Inc.	2,512	-	-	8	2,562
Delta Apparel, Inc.	8,876	-	-	28	9,110
Department 56, Inc.	20,351	47	-	-	19,961
Deswell Industries, Inc.	17,893	-	-	211	17,587
Devcon International Corp.	3,858	-	1,076	-	-
DIMON, Inc.	15,497	-	1,373	215	15,315
Dominion Homes, Inc.	10,720	-	-	-	10,323
Dong-A Pharmaceutical Co. Ltd.	7,657	-	-	-	10,990
Doral Financial Corp.	259,050	-	-	891	277,068
Draka Holding NV	41,784	1,381	-	-	39,297
Drew Industries, Inc.	36,452	2,470	-	-	32,222
DSG International Ltd.	1,429	-	-	-	1,306
Ducommun, Inc.	18,981	-	-	-	22,943
DuPont Photomasks, Inc.	29,288	-	6,861	-	38,252
Dura Automotive Systems, Inc. Class A (sub. vtg.)	16,873	-	-	-	15,490
Eagle Materials, Inc.	59,177	-	-	269	61,985
ECI Telecom Ltd.	34,474	-	303	-	38,005
ECtel Ltd.	5,259	-	-	-	4,609
Electronics for Imaging, Inc.	57,415	27,410	-	-	79,910
Elscint Ltd.	6,582	-	-	-	6,009
Embrex, Inc.	8,708	-	-	-	8,260
EMCOR Group, Inc.	64,865	-	-	-	59,318
Enesco Group, Inc.	8,803	1,885	-	-	8,466
ESS Technology, Inc.	343	19,823	-	-	19,602
Exact Holdings NV	51,220	-	-	-	53,082
Exactech, Inc.	17,658	-	-	-	15,498
Fab Industries, Inc.	446	1,712	-	-	2,288
Farstad Shipping ASA	21,040	373	-	-	25,849
Federal Screw Works	5,719	-	-	16	5,234
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Financial Industries Corp.	$ 11,071	$ -	$ -	$ -	$ 10,680
Finlay Enterprises, Inc.	21,669	-	793	-	19,914
Finnveden Invest AB Series B	9,678	4,661	-	-	12,953
First Bancorp, Puerto Rico	167,678	-	-	427	215,394
First Health Group Corp.	125,110	-	-	-	142,065
First Mutual Bancshares, Inc.	13,373	-	-	47	12,841
Flanigan's Enterprises, Inc.	1,258	-	-	-	1,258
FMC Corp.	131,850	-	-	-	131,550
Footstar, Inc.	9,979	-	-	-	5,242
Foremost Industries Income Fund	6,971	-	-	135	11,425
Fossil, Inc.	163,283	-	-	-	200,880
Frans Maas Groep NV (Certificaten Van Aandelen)	13,286	-	-	-	13,488
French Connection Group PLC	38,120	776	-	125	33,854
Fresh Brands, Inc.	3,922	-	-	-	3,978
Fresh Del Monte Produce, Inc.	140,566	-	-	1,059	139,084
Friedmans, Inc. Class A	7,428	-	-	-	3,413
Gehl Co.	12,586	-	-	-	12,700
General Cable Corp.	36,338	-	-	-	46,949
Genesco, Inc.	46,446	-	-	-	55,406
Genlyte Group, Inc.	83,681	-	255	-	98,556
Gildan Activewear, Inc. Class A (sub. vtg.)	68,570	-	-	-	74,462
Global Imaging Systems, Inc.	61,904	-	-	-	71,844
Goodfellow, Inc.	5,917	-	-	-	8,095
Group 1 Automotive, Inc.	58,734	1,153	-	-	56,999
Gulf Island Fabrication, Inc.	8,322	10,862	-	22	19,115
Hampshire Group Ltd.	13,276	-	-	-	14,424
Hankook Shell Oil Co. Ltd.	1,763	563	-	-	2,743
Hansen Natural Corp.	17,480	-	-	-	22,596
Hardinge, Inc.	4,213	1,368	-	4	5,153
Health Management Associates, Inc. Class A	487,576	-	-	486	502,160
Heijmans NV	47,574	-	-	-	54,653
Heiton Group PLC	36,448	-	76	-	41,005
Helen of Troy Ltd.	75,192	15,970	-	-	79,143
Henry Boot PLC	17,593	-	-	208	18,782
Horizon Health Corp.	16,416	-	-	-	15,174
Hot Topic, Inc.	48,558	-	-	-	62,710
ICT Automatisering NV	7,406	-	-	-	8,332
ICU Medical, Inc.	34,039	-	2,188	-	25,243
IMCO Recycling, Inc.	11,941	-	-	-	11,286
IMPATH, Inc.	8,549	-	-	-	7,055
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
InFocus Corp.	$ 26,346	$ -	$ 2,205	$ -	$ 17,540
Insteel Industries, Inc.	4,176	4,496	-	-	10,641
Intermet Corp.	9,497	-	-	-	563
Interstate Bakeries Corp.	22,487	5,109	-	-	11,708
Intest Corp.	8,072	-	-	-	3,594
Invacare Corp.	75,610	-	340	23	85,761
Inventive Leisure PLC	1,318	128	-	-	1,354
Investment Technology Group, Inc.	28,774	-	8,361	-	-
IPC Holdings Ltd.	132,413	-	-	847	142,864
Jack in the Box, Inc.	106,466	-	-	-	111,372
JAKKS Pacific, Inc.	49,143	1,959	5,192	-	37,371
JLM Couture, Inc.	690	-	-	-	627
KCS Energy, Inc.	43,601	-	1,675	-	38,448
KEC Corp.	6,069	2,871	-	-	9,826
Komplett ASA	6,201	741	-	-	5,993
Koninklijke BAM Groep NV	42,108	2,133	902	-	51,334
Korea Electric Terminal Co. Ltd.	8,564	-	-	-	9,310
Lafarge North America, Inc.	305,797	-	11,468	1,606	346,067
Lakes Entertainment, Inc.	15,503	-	107	-	17,089
Lattice Semiconductor Corp.	52,832	-	-	-	53,587
Libbey, Inc.	13,430	2,762	-	60	13,527
Lincare Holdings, Inc.	298,957	2,193	-	-	346,699
Linx Printing Technologies PLC	7,949	-	-	179	14,926
Lufkin Industries, Inc.	20,673	-	-	113	22,284
M/I Homes, Inc.	66,483	-	-	44	75,250
Maine & Maritimes Corp.	3,112	-	-	38	2,844
MAIR Holdings, Inc.	18,860	-	-	-	18,311
Major Drilling Group International, Inc.	7,414	-	-	-	10,176
Marine Products Corp.	42,434	-	-	103	47,077
Marten Transport Ltd.	20,822	-	1,020	-	18,336
Medical Action Industries, Inc.	16,682	269	-	-	17,054
Melexis NV	27,072	1,051	-	-	32,092
Merchant Retail Group PLC	12,497	2,818	-	-	16,018
Merit Medical Systems, Inc.	9,748	12,123	-	-	15,491
Meritage Homes Corp.	43,157	-	-	-	61,842
Mesa Laboratories, Inc.	2,659	-	198	13	3,018
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MetaSolv, Inc.	$ 10,958	$ -	$ 498	$ -	$ 8,596
Metro One Telecommunications, Inc.	3,705	-	-	-	3,779
Metro, Inc. Class A (sub. vtg.)	128,999	-	-	528	153,606
MFC Bancorp Ltd.	12,985	-	-	-	12,977
Midwest Air Group, Inc.	5,710	-	-	-	4,655
MOCON, Inc.	2,747	-	-	22	2,734
Monro Muffler Brake, Inc.	17,887	-	-	-	19,687
Monterey Pasta Co.	4,564	-	-	-	5,057
Movado Group, Inc.	20,370	-	6,342	39	15,772
MTR Gaming Group, Inc.	19,444	-	938	-	17,122
Murakami Corp.	5,351	-	-	29	5,622
Nagawa Co. Ltd.	6,835	-	-	-	7,219
National Dentex Corp.	9,998	-	-	-	9,918
National Healthcare Corp.	26,356	-	-	122	29,080
National R.V. Holdings, Inc.	15,468	-	273	-	8,991
National Western Life Insurance Co. Class A	38,679	-	-	-	36,325
Nature's Sunshine Products, Inc.	20,776	-	1,452	70	19,634
NCI Building Systems, Inc.	57,707	310	1,098	-	59,478
New Horizons Worldwide, Inc.	5,040	-	2,077	-	-
Next PLC	389,834	-	2,968	-	435,780
Ngai Lik Industrial Holdings Ltd.	19,476	394	-	548	16,483
North Central Bancshares, Inc.	5,643	-	-	39	5,798
Northwest Pipe Co.	11,640	-	-	-	11,142
Novel Denim Holdings Ltd.	991	-	-	-	688
NQL Drilling Tools, Inc. Class A	3,035	-	-	-	2,803
Octel Corp.	35,678	-	-	83	26,669
Ocular Sciences, Inc.	92,674	-	4,378	-	97,702
Offshore Logistics, Inc.	57,900	-	1,446	-	70,512
Oil States International, Inc.	44,743	1,092	309	-	50,674
OM Group, Inc.	88,695	-	705	-	90,723
On Assignment, Inc.	12,670	-	-	-	12,696
Opinion Research Corp.	2,482	-	-	-	2,298
Optical Cable Corp.	2,310	71	-	-	2,575
Orbotech Ltd.	54,666	-	-	-	54,316
Orthofix International NV	36,501	6,423	-	-	50,169
P&F Industries, Inc. Class A	2,900	-	-	-	3,467
P.A.M. Transportation Services, Inc.	20,760	-	418	-	20,783
PacifiCare Health Systems, Inc.	217,047	-	-	-	252,902
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Papa John's International, Inc.	$ 68,333	$ -	$ -	$ -	$ 72,630
Pason Systems, Inc.	31,430	265	-	-	31,095
Patrick Industries, Inc.	2,774	-	-	-	2,692
Pe Ben Oilfield Services Ltd.	1,606	-	-	-	1,794
Peak International Ltd.	6,191	-	-	-	5,296
Pemco Aviation Group, Inc.	5,909	1,231	-	-	6,493
Perceptron, Inc.	5,918	-	-	-	5,721
Persona, Inc.	9,829	-	10,138	-	-
Pervasive Software, Inc.	10,375	570	-	-	7,226
Petroleum Development Corp.	29,609	-	-	-	39,189
Petroleum Helicopters, Inc.	6,246	-	-	-	6,479
Philadelphia Consolidated Holding Corp.	68,551	-	-	-	72,701
PinkRoccade NV	16,731	202	-	-	20,699
Piolax, Inc.	18,036	-	-	110	19,753
PolyMedica Corp.	8,072	36,309	-	44	51,443
Pomeroy IT Solutions, Inc.	14,817	-	-	-	16,817
ProSafe ASA	36,914	3,608	-	-	44,212
PXRE Group Ltd.	31,096	-	-	81	33,178
Quaker City Bancorp, Inc.	26,152	-	26,243	-	-
Qualstar Corp.	6,817	-	44	-	6,240
Quiksilver, Inc.	85,162	1,613	751	-	109,000
Quipp, Inc.	1,968	-	-	-	1,896
Quixote Corp.	11,370	-	1,003	-	9,689
RCM Technologies, Inc.	6,225	-	-	-	5,189
RehabCare Group, Inc.	25,394	-	1,856	-	22,501
Reliability, Inc.	547	-	-	-	413
RemedyTemp, Inc. Class A	7,264	-	-	-	8,204
Renal Care Group, Inc.	234,171	-	-	-	231,966
ResCare, Inc.	16,153	-	4,282	-	-
Rex Stores Corp.	18,186	-	-	-	21,630
Ringerikes Sparebank	1,032	-	-	-	1,178
Riviana Foods, Inc.	20,385	-	20,432	-	-
Roanoke Electric Steel Corp.	15,644	188	-	109	15,922
Ross Stores, Inc.	189,830	-	14,003	349	199,652
Roto Smeets de Boer NV	12,084	-	-	-	12,669
Ryan's Restaurant Group, Inc.	56,843	-	-	-	54,881
Ryerson Tull, Inc.	7,277	18,454	-	60	26,766
S.Y. Bancorp, Inc.	16,464	861	-	79	17,958
Salton, Inc.	5,075	-	-	-	6,142
SBS Technologies, Inc.	17,273	-	-	-	17,918
ScanSource, Inc.	67,654	-	3,836	-	68,123
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ScS Upholstery PLC	$ 9,366	$ -	$ -	$ -	$ 12,407
SED International Holdings, Inc.	768	-	-	-	600
Seksun Corp. Ltd.	5,137	-	-	88	5,308
Send Group PLC	1,029	-	-	-	3
Shaw Group, Inc.	58,322	-	-	-	71,667
ShoLodge, Inc.	2,189	-	-	-	1,949
ShopKo Stores, Inc.	41,665	-	14,334	-	31,466
Sigmatron International, Inc.	3,115	-	-	-	3,717
Sino-Forest Corp.	19,019	-	-	-	20,833
Sino-Forest Corp. (144A)	9,479	-	-	-	10,383
Skechers U.S.A., Inc. Class A	19,302	-	18,850	-	-
Solutia, Inc.	3,240	-	-	-	3,554
Somera Communications, Inc.	6,747	-	-	-	5,607
Sonic Corp.	141,450	-	-	-	167,465
SOURCECORP, Inc.	36,387	-	-	-	25,971
Southern Energy Homes, Inc.	5,628	-	-	-	6,440
Southwest Bancorp, Inc., Oklahoma	17,043	1,679	-	64	23,269
Sparebanken Rana	760	-	-	-	878
Spectrum Control, Inc.	8,338	-	57	-	7,355
Spherion Corp.	50,644	-	-	-	42,096
Sportscene Restaurants, Inc. Class A	2,431	-	-	-	2,270
Standard Commercial Corp.	21,138	-	-	119	21,585
Stanley Furniture Co., Inc.	25,140	-	-	60	26,694
Stantec, Inc.	35,189	-	727	-	32,412
Steiner Leisure Ltd.	41,635	-	363	-	42,073
Stelmar Shipping Ltd.	34,872	-	-	125	40,241
Sterling Bancorp, New York	39,351	1,497	-	287	43,735
Steven Madden Ltd.	24,639	-	-	-	20,983
Stoneridge, Inc.	30,479	-	1,262	-	26,714
Strattec Security Corp.	33,264	-	-	-	32,697
Summa Industries, Inc.	4,568	-	-	-	4,016
Sunjin Co. Ltd.	3,134	-	-	-	3,902
Swift Energy Co.	43,535	-	4,478	-	41,678
Tandy Brands Accessories, Inc.	7,422	-	-	15	7,629
TB Wood's Corp.	3,075	-	-	-	2,461
Tech Data Corp.	212,308	-	-	-	228,914
Technology Solutions Co.	2,515	-	-	-	2,007
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Teekay Shipping Corp.	$ 167,076	$ -	$ -	$ 578	$ 194,040
Tejon Ranch Co.	32,644	-	-	-	35,183
Texas Industries, Inc.	61,675	-	5,331	-	67,773
The Allied Defense Group, Inc.	9,421	-	-	-	9,889
The BISYS Group, Inc.	139,549	338	3,486	-	146,000
The Cato Corp. Class A (sub. vtg.)	40,610	-	-	341	44,677
The Children's Place Retail Stores, Inc.	43,450	2,841	18,432	-	46,305
The PMI Group, Inc.	371,070	-	3,119	402	346,469
Theragenics Corp.	12,339	-	-	-	10,915
Toami Corp.	3,025	-	-	-	3,539
Tokyo Kisen Co. Ltd.	2,666	-	-	-	2,835
Tommy Hilfiger Corp.	126,618	-	-	-	86,824
Total Energy Services Ltd.	10,771	2,282	-	-	13,355
Tower Automotive, Inc.	17,572	-	-	-	8,312
Trifast PLC	7,029	3,112	-	-	9,516
Trinity Industries, Inc.	139,368	-	4,112	274	140,223
Trio-Tech International	1,039	-	-	-	966
Triumph Group, Inc.	32,073	2,305	-	-	35,855
TT electronics PLC	32,651	-	-	732	34,970
TTI Team Telecom International Ltd.	2,766	-	-	-	2,424
Twentsche Kabel Holding NV	22,047	-	-	-	28,602
Twin Disc, Inc.	5,388	1,768	-	37	6,933
Uehara Sei Shoji Co. Ltd.	6,183	-	-	39	6,650
UK Coal PLC	27,690	-	-	983	30,747
Uni-Select, Inc.	21,330	-	4,769	43	-
Up, Inc.	3,759	-	-	-	3,492
URS Corp.	103,722	1,406	-	-	120,030
USEC, Inc.	67,920	-	1,123	220	76,121
USF Corp.	92,623	-	1,108	244	92,427
USG Corp.	74,180	-	-	-	96,340
Utah Medical Products, Inc.	12,637	-	-	71	8,505
UTStarcom, Inc.	93,912	32,330	-	-	122,768
Wao Corp.	1,457	-	-	19	1,382
Wilsons Leather Experts, Inc.	10,113	-	-	-	11,898
Winland Electronics, Inc.	565	-	-	-	770
Wireless Telecom Group, Inc.	2,723	-	-	31	3,213
Wolverine Tube, Inc.	18,312	-	-	-	14,691
World Fuel Services Corp.	46,212	-	-	91	41,494
Wyndeham Press Group PLC	8,741	-	-	-	9,482
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
XETA Technologies, Inc.	$ 3,879	$ -	$ -	$ -	$ 3,425
Young Innovations, Inc.	17,621	1,176	-	27	21,993
Zomax, Inc.	9,666	-	-	-	11,293
Total	$ 13,456,944	$ 515,416	$ 331,809	$ 29,718	$ 14,273,933
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $24,232,570,000. Net unrealized appreciation aggregated $7,943,170,000, of which $9,263,386,000 related to appreciated investment securities and $1,320,216,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

October 31, 2004

PUR-QTLY-1204

1.809105.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.1%
Exide Technologies warrants 3/18/06 (a)	6,789	$ 0
TRW Automotive Holdings Corp.	834,780	15,327
Automobiles - 0.2%
Toyota Motor Corp. ADR	698,300	54,181
Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment, Inc. (a)	3,430,400	61,404
McDonald's Corp.	3,535,300	103,054
MOA Hospitality, Inc.	3,000	0
Six Flags, Inc. (a)	865,401	4,362
Wendy's International, Inc.	144,100	4,809
		173,629
Household Durables - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	806,900	19,220
LG Electronics, Inc.	323,470	18,261
Maytag Corp.	1,829,460	31,833
Newell Rubbermaid, Inc.	2,594,600	55,940
Sony Corp. sponsored ADR	793,700	27,660
The Stanley Works	231,800	10,320
		163,234
Media - 3.8%
Clear Channel Communications, Inc.	3,665,800	122,438
Comcast Corp. Class A (a)	4,160,316	122,729
Fox Entertainment Group, Inc. Class A (a)	610,200	18,099
Liberty Media Corp. Class A (a)	5,509,706	49,147
Liberty Media International, Inc. Class A (a)	827,681	29,838
NTL, Inc. (a)	166,959	11,104
The Reader's Digest Association, Inc. (non-vtg.)	1,622,200	22,841
Time Warner, Inc. (a)	10,122,560	168,439
Viacom, Inc. Class B (non-vtg.)	5,212,351	190,199
Vivendi Universal SA sponsored ADR (a)	1,221,100	33,495
Walt Disney Co.	3,763,090	94,905
		863,234
Multiline Retail - 0.2%
Barneys, Inc. warrants 4/1/08 (a)	3,470	208
Big Lots, Inc. (a)	2,459,600	30,474
Dollar Tree Stores, Inc. (a)	86,400	2,497
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	86,400	$ 2,553
Sears, Roebuck & Co.	614,600	21,511
		57,243
Specialty Retail - 0.5%
Abercrombie & Fitch Co. Class A	870,600	34,110
Gap, Inc.	1,708,900	34,144
Office Depot, Inc. (a)	246,800	3,996
Toys 'R' Us, Inc. (a)	1,764,900	31,786
		104,036
Textiles Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	856,560	35,016
TOTAL CONSUMER DISCRETIONARY		1,465,900
CONSUMER STAPLES - 3.7%
Beverages - 0.3%
Anheuser-Busch Companies, Inc.	1,239,400	61,908
Food & Staples Retailing - 0.7%
Albertsons, Inc.	973,000	22,194
CVS Corp.	1,778,400	77,289
Wal-Mart Stores, Inc.	1,225,600	66,084
		165,567
Food Products - 0.6%
Campbell Soup Co.	291,800	7,832
General Mills, Inc.	290,000	12,833
H.J. Heinz Co.	380,900	13,846
Kellogg Co.	264,800	11,386
Kraft Foods, Inc. Class A	1,384,500	46,118
Unilever PLC sponsored ADR	1,550,800	52,867
		144,882
Household Products - 1.2%
Colgate-Palmolive Co.	2,520,200	112,451
Kimberly-Clark Corp.	1,587,400	94,720
Procter & Gamble Co.	1,042,720	53,366
		260,537
Personal Products - 0.4%
Gillette Co.	2,391,600	99,204
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	2,129,140	$ 103,178
TOTAL CONSUMER STAPLES		835,276
ENERGY - 7.5%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,856,300	79,505
BJ Services Co.	725,100	36,980
Halliburton Co.	963,300	35,681
Noble Corp. (a)	1,095,350	50,036
Schlumberger Ltd. (NY Shares)	2,371,800	149,281
Tokheim Corp. (a)	47,760	0
		351,483
Oil & Gas - 6.0%
Apache Corp.	948,610	48,095
BP PLC sponsored ADR	3,521,426	205,123
ChevronTexaco Corp.	3,614,000	191,759
Exxon Mobil Corp.	10,106,224	497,428
Royal Dutch Petroleum Co. (NY Shares)	899,800	48,805
Total SA:
Series B	518,100	108,055
sponsored ADR	2,399,600	250,230
		1,349,495
TOTAL ENERGY		1,700,978
FINANCIALS - 19.0%
Capital Markets - 3.1%
Bank of New York Co., Inc.	4,526,500	146,930
Charles Schwab Corp.	7,904,000	72,322
Credit Suisse Group sponsored ADR	1,086,400	37,231
Janus Capital Group, Inc.	3,173,300	48,393
LaBranche & Co., Inc. (a)	714,600	5,067
Mellon Financial Corp.	2,281,600	65,938
Merrill Lynch & Co., Inc.	2,345,800	126,532
Morgan Stanley	2,900,240	148,173
Nomura Holdings, Inc.	2,384,000	29,013
State Street Corp.	523,000	23,561
		703,160
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 4.7%
Bank of America Corp.	10,613,524	$ 475,380
Comerica, Inc.	991,400	60,981
Lloyds TSB Group PLC	3,077,099	24,371
Royal Bank of Scotland Group PLC	849,444	25,054
State Bank of India	636,977	6,663
Sumitomo Mitsui Financial Group, Inc.	5,263	34,263
U.S. Bancorp, Delaware	3,292,350	94,194
Wachovia Corp.	4,050,041	199,303
Wells Fargo & Co.	2,475,000	147,807
		1,068,016
Consumer Finance - 0.9%
American Express Co.	2,287,201	121,382
MBNA Corp.	2,134,500	54,707
MoneyGram International, Inc.	1,560,300	29,022
		205,111
Diversified Financial Services - 3.6%
CIT Group, Inc.	1,486,200	60,042
Citigroup, Inc.	8,993,392	399,037
J.P. Morgan Chase & Co.	9,436,753	364,259
		823,338
Insurance - 4.7%
ACE Ltd.	3,153,077	120,006
Allianz AG sponsored ADR	1,510,000	16,082
Allstate Corp.	2,865,900	137,821
American International Group, Inc.	5,755,937	349,443
Assurant, Inc.	371,000	10,010
Conseco, Inc. (a)	1,022,500	17,137
Fondiaria-Sai Spa	735,536	16,971
Genworth Financial, Inc. Class A	1,465,700	34,972
Hartford Financial Services Group, Inc.	1,495,000	87,428
Marsh & McLennan Companies, Inc.	835,900	23,121
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	182,114	17,870
Old Republic International Corp.	777,504	18,155
St. Paul Travelers Companies, Inc.	3,428,237	116,423
The Chubb Corp.	760,300	54,840
XL Capital Ltd. Class A	491,500	35,634
		1,055,913
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - 0.1%
CarrAmerica Realty Corp.	269,460	$ 8,685
Reckson Associates Realty Corp.	261,700	7,943
		16,628
Thrifts & Mortgage Finance - 1.9%
Fannie Mae	4,163,050	292,038
Freddie Mac	992,500	66,101
Housing Development Finance Corp. Ltd.	1,659,200	23,438
MGIC Investment Corp.	266,800	17,158
Sovereign Bancorp, Inc.	1,694,950	36,696
		435,431
TOTAL FINANCIALS		4,307,597
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	4,473,000	137,589
PerkinElmer, Inc.	741,800	15,237
Thermo Electron Corp. (a)	1,484,400	43,048
		195,874
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	853,600	39,906
HCA, Inc.	451,300	16,576
Mariner Health Care, Inc. (a)	7,778	226
McKesson Corp.	1,646,800	43,904
Tenet Healthcare Corp. (a)	3,203,200	34,338
UnitedHealth Group, Inc.	451,400	32,681
		167,631
Pharmaceuticals - 3.3%
Abbott Laboratories	1,242,600	52,972
Bristol-Myers Squibb Co.	3,395,900	79,566
GlaxoSmithKline PLC sponsored ADR	586,500	24,868
Johnson & Johnson	2,796,100	163,236
Merck & Co., Inc.	3,418,800	107,043
Pfizer, Inc.	4,844,800	140,257
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	5,143,100	$ 93,142
Wyeth	2,162,500	85,743
		746,827
TOTAL HEALTH CARE		1,110,332
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	6,082,300	13,984
EADS NV	2,091,016	59,806
Honeywell International, Inc.	4,005,600	134,909
Lockheed Martin Corp.	1,960,300	107,993
Northrop Grumman Corp.	1,325,060	68,572
Raytheon Co.	974,040	35,533
The Boeing Co.	1,230,300	61,392
United Technologies Corp.	555,200	51,534
		533,723
Air Freight & Logistics - 0.1%
Ryder System, Inc.	402,700	20,175
Airlines - 0.2%
Continental Airlines, Inc. Class B (a)	1,143	11
Southwest Airlines Co.	2,153,900	33,967
		33,978
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	1,884,500	53,671
Construction & Engineering - 0.1%
Fluor Corp.	539,500	25,054
Electrical Equipment - 0.2%
Emerson Electric Co.	804,200	51,509
Industrial Conglomerates - 2.4%
3M Co.	455,800	35,356
General Electric Co.	5,808,500	198,186
Hutchison Whampoa Ltd.	3,796,000	29,139
Siemens AG sponsored ADR	336,900	25,180
Textron, Inc.	1,155,900	78,775
Tyco International Ltd.	5,814,824	181,132
		547,768
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.6%
Caterpillar, Inc.	688,000	$ 55,412
Deere & Co.	262,850	15,713
Dover Corp.	1,146,800	45,035
Eaton Corp.	319,200	20,413
Illinois Tool Works, Inc.	238,700	22,027
Ingersoll-Rand Co. Ltd. Class A	1,454,100	99,519
Navistar International Corp. (a)	692,405	23,923
SPX Corp.	2,078,500	79,710
		361,752
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,789,500	74,819
Union Pacific Corp.	1,083,600	68,234
		143,053
TOTAL INDUSTRIALS		1,770,683
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.5%
Lucent Technologies, Inc. (a)	6,559,400	23,286
Motorola, Inc.	3,569,900	61,616
Nokia Corp. sponsored ADR	1,605,900	24,763
		109,665
Computers & Peripherals - 1.1%
Hewlett-Packard Co.	5,161,002	96,304
International Business Machines Corp.	1,182,700	106,147
Storage Technology Corp. (a)	961,190	25,971
Sun Microsystems, Inc. (a)	5,462,925	24,747
		253,169
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	579,400	14,520
Arrow Electronics, Inc. (a)	1,053,000	25,230
Avnet, Inc. (a)	2,134,470	36,201
Solectron Corp. (a)	7,482,900	39,061
		115,012
IT Services - 0.1%
Ceridian Corp. (a)	1,065,000	18,371
Office Electronics - 0.2%
Xerox Corp. (a)	2,764,500	40,832
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	1,071,800	$ 43,151
Applied Materials, Inc. (a)	289,100	4,655
Intel Corp.	2,835,100	63,109
Micron Technology, Inc. (a)	2,711,100	33,021
Rohm Co. Ltd.	216,300	22,236
Samsung Electronics Co. Ltd.	81,940	32,168
Teradyne, Inc. (a)	144,800	2,398
		200,738
Software - 0.6%
Microsoft Corp.	5,217,200	146,029
TOTAL INFORMATION TECHNOLOGY		883,816
MATERIALS - 4.1%
Chemicals - 1.6%
Arch Chemicals, Inc.	689,700	19,553
Dow Chemical Co.	2,986,700	134,222
Eastman Chemical Co.	647,000	30,713
Ferro Corp.	487,600	10,274
Great Lakes Chemical Corp.	879,300	22,528
Lubrizol Corp.	292,100	10,145
Lyondell Chemical Co.	2,040,700	46,895
Millennium Chemicals, Inc. (a)	1,306,920	28,073
Olin Corp.	1,209,400	22,616
PolyOne Corp. (a)	1,696,800	12,845
Praxair, Inc.	893,800	37,718
		375,582
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	3,485,607	60,510
Metals & Mining - 1.3%
Alcan, Inc.	1,278,500	59,156
Alcoa, Inc.	3,997,400	129,916
Freeport-McMoRan Copper & Gold, Inc. Class B	1,111,066	40,243
Phelps Dodge Corp.	770,000	67,406
		296,721
Paper & Forest Products - 0.9%
Bowater, Inc.	574,900	21,179
Georgia-Pacific Corp.	1,823,800	63,085
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	1,340,000	$ 51,603
Weyerhaeuser Co.	1,004,000	62,891
		198,758
TOTAL MATERIALS		931,571
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.3%
BellSouth Corp.	7,295,070	194,560
Level 3 Communications, Inc. (a)	874,300	2,938
Qwest Communications International, Inc. (a)	4,195,000	14,347
SBC Communications, Inc.	9,760,687	246,555
Sprint Corp.	1,573,800	32,971
Telewest Global, Inc. (a)	1,391,195	17,112
Verizon Communications, Inc.	6,318,100	247,038
		755,521
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	734,800	11,250
DigitalGlobe, Inc. (f)	15,842	16
KDDI Corp.	4,127	19,887
		31,153
TOTAL TELECOMMUNICATION SERVICES		786,674
UTILITIES - 1.9%
Electric Utilities - 1.1%
Entergy Corp.	1,173,800	76,720
FirstEnergy Corp.	755,200	31,212
PG&E Corp. (a)	592,000	18,968
TXU Corp.	939,719	57,530
Wisconsin Energy Corp.	1,914,700	62,496
		246,926
Multi-Utilities & Unregulated Power - 0.8%
Dominion Resources, Inc.	1,767,000	113,653
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Public Service Enterprise Group, Inc.	1,440,800	$ 61,364
SCANA Corp.	194,800	7,227
		182,244
TOTAL UTILITIES		429,170
TOTAL COMMON STOCKS (Cost $11,866,291)		14,221,997
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	501,100	11,626
Series C, 6.25%	369,100	9,814
		21,440
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	485,200	9,995
TOTAL CONSUMER DISCRETIONARY		31,435
FINANCIALS - 0.3%
Capital Markets - 0.0%
State Street Corp. 6.75% (a)	36,750	7,652
Consumer Finance - 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900	28,086
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	194,000	4,509
The Chubb Corp.:
7.00%	227,700	6,384
Series B, 7.00%	173,900	4,913
Travelers Property Casualty Corp. 4.50% (a)	289,800	6,382
XL Capital Ltd. 6.50%	546,200	13,077
		35,265
TOTAL FINANCIALS		71,003
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	215,800	$ 11,090
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	255,700	13,098
TOTAL HEALTH CARE		24,188
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Motorola, Inc. 7.00%	532,300	26,295
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	198,572	26,190
TOTAL INFORMATION TECHNOLOGY		52,485
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	4,017
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
Aquila, Inc. 6.75%	120,000	3,666
TOTAL CONVERTIBLE PREFERRED STOCKS		186,794
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75% (a)	1,383	1,514
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%	2,000	2,100
TOTAL CONSUMER DISCRETIONARY		3,614
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875% (a)	3,790	4,106
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	192	$ 1
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	20,721	2,062
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,783
TOTAL PREFERRED STOCKS (Cost $193,430)		196,577
Corporate Bonds - 12.0%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 15,280	8,500
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (f)	17,982	12,791
3.5% 1/15/31 (f)	14,140	12,903
News America, Inc. liquid yield option note 0% 2/28/21 (f)	28,330	16,361
		42,055
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	11,570	14,766
TOTAL CONSUMER DISCRETIONARY		65,321
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (f)	3,320	3,221
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	$ 6,940	$ 6,810
TOTAL FINANCIALS		10,031
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	7,030	10,586
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	9,100	4,130
TOTAL CONVERTIBLE BONDS		90,068
Nonconvertible Bonds - 11.6%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	1,660	1,718
ArvinMeritor, Inc. 8.75% 3/1/12	2,470	2,754
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	1,910	1,923
4.75% 1/15/08	14,390	14,825
Dana Corp. 10.125% 3/15/10	4,340	4,904
Delco Remy International, Inc. 9.375% 4/15/12	1,600	1,584
Keystone Automotive Operations, Inc. 9.75% 11/1/13	810	869
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	2,399	2,771
11% 2/15/13	3,365	4,004
United Components, Inc. 9.375% 6/15/13	910	992
Visteon Corp. 8.25% 8/1/10	3,000	3,120
		39,464
Automobiles - 0.0%
General Motors Corp. 7.2% 1/15/11	8,300	8,743
Hotels, Restaurants & Leisure - 0.4%
Aztar Corp. 7.875% 6/15/14	3,000	3,255
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	1,445	1,221
10.5% 7/15/11	2,680	2,613
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co. 8% 11/15/13	$ 1,450	$ 1,573
Hilton Hotels Corp. 8.25% 2/15/11	3,270	3,883
MGM MIRAGE:
6% 10/1/09	420	434
6.75% 9/1/12 (f)	2,000	2,113
8.5% 9/15/10	6,840	7,866
Mohegan Tribal Gaming Authority 7.125% 8/15/14 (f)	3,000	3,195
Morton's Restaurant Group, Inc. 7.5% 7/1/10	3,315	3,182
NCL Corp. Ltd. 10.625% 7/15/14 (f)	1,135	1,180
Penn National Gaming, Inc. 8.875% 3/15/10	5,115	5,646
Premier Entertainment Biloxi LLC 10.75% 2/1/12	1,000	1,075
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	5,000	5,475
Six Flags, Inc.:
8.875% 2/1/10	3,000	2,858
9.75% 4/15/13	5,725	5,496
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	4,705	5,064
7.875% 5/1/12	2,675	3,116
Station Casinos, Inc. 6.5% 2/1/14	3,320	3,503
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	11,980	13,148
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	10,580	5,555
Town Sports International, Inc. 9.625% 4/15/11	1,770	1,859
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	1,063	1,137
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,295
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	3,411	4,213
		90,955
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,438
D.R. Horton, Inc. 7.875% 8/15/11	4,250	4,818
KB Home 5.75% 2/1/14	3,000	2,955
Ryland Group, Inc. 9.125% 6/15/11	3,580	4,010
Sealy Mattress Co. 8.25% 6/15/14	3,000	3,188
Simmons Co. 7.875% 1/15/14	930	986
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. 9.25% 4/15/12	$ 1,815	$ 2,087
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10	2,279	2,632
		24,114
Internet & Catalog Retail - 0.0%
FTD, Inc. 7.75% 2/15/14	1,500	1,515
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (f)	1,090	1,183
Media - 1.1%
Advanstar Communications, Inc. 10.75% 8/15/10	1,770	1,974
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (f)	1,700	1,774
AMC Entertainment, Inc.:
8% 3/1/14 (f)	3,760	3,628
8.625% 8/15/12 (f)	1,930	2,104
9.5% 2/1/11	1,667	1,717
9.875% 2/1/12	2,800	2,982
American Media Operations, Inc. 10.25% 5/1/09	5,430	5,702
AOL Time Warner, Inc.:
6.875% 5/1/12	9,230	10,499
7.625% 4/15/31	3,835	4,544
7.7% 5/1/32	7,845	9,395
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	21,300	24,957
Cablevision Systems Corp. 8% 4/15/12 (f)	11,950	12,757
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)	5,000	5,044
Cinemark, Inc. 0% 3/15/14 (e)	5,510	3,885
Corus Entertainment, Inc. 8.75% 3/1/12	5,560	6,186
Cox Communications, Inc. 7.125% 10/1/12	5,000	5,624
CSC Holdings, Inc.:
7.625% 4/1/11	3,440	3,707
7.875% 2/15/18	535	578
Dex Media, Inc.:
0% 11/15/13 (e)	7,140	5,373
8% 11/15/13	1,750	1,873
EchoStar DBS Corp. 6.625% 10/1/14 (f)	3,500	3,570
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Entravision Communications Corp. 8.125% 3/15/09	$ 4,530	$ 4,836
Granite Broadcasting Corp. 9.75% 12/1/10	1,990	1,836
Houghton Mifflin Co.:
0% 10/15/13 (e)	4,375	2,833
8.25% 2/1/11	8,155	8,644
9.875% 2/1/13	7,910	8,543
Innova S. de R.L. 9.375% 9/19/13	2,990	3,323
Lamar Media Corp. 7.25% 1/1/13	1,290	1,387
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,226
LBI Media, Inc. 10.125% 7/15/12	4,060	4,527
Liberty Media Corp. 8.25% 2/1/30	7,755	8,859
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)	3,000	3,143
Nextmedia Operating, Inc. 10.75% 7/1/11	3,345	3,763
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,802
9% 8/15/14 (f)	6,560	6,921
PanAmSat Holding Corp. 0% 11/1/14 (e)(f)	10,100	5,984
PEI Holdings, Inc. 11% 3/15/10	2,253	2,613
Radio One, Inc. 8.875% 7/1/11	9,005	9,951
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)	4,000	4,280
10.375% 9/1/14 (f)	12,000	13,080
The Reader's Digest Association, Inc. 6.5% 3/1/11	10	10
Time Warner, Inc.:
6.625% 5/15/29	4,095	4,358
8.18% 8/15/07	5,425	6,105
Vertis, Inc. 9.75% 4/1/09	3,180	3,458
Videotron LTEE 6.875% 1/15/14	1,190	1,255
Yell Finance BV 10.75% 8/1/11	3,954	4,547
		238,157
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	3,470	3,609
The May Department Stores Co. 3.95% 7/15/07 (f)	3,330	3,364
		6,973
Specialty Retail - 0.0%
Boise Cascade Corp. 7.5% 2/1/08	3,700	4,129
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,511
		8,640
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.1%
American Achievement Corp. 8.25% 4/1/12	$ 5,000	$ 5,275
Levi Strauss & Co. 12.25% 12/15/12	4,780	4,923
		10,198
TOTAL CONSUMER DISCRETIONARY		429,942
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc. 8.25% 7/15/10	7,780	8,869
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(f)	4,330	2,923
Rite Aid Corp.:
6.125% 12/15/08 (f)	2,080	1,945
8.125% 5/1/10	2,000	2,125
9.5% 2/15/11	5,000	5,519
11.25% 7/1/08	2,920	3,197
Safeway, Inc. 6.5% 3/1/11	5,850	6,463
		31,041
Food Products - 0.1%
B&G Foods, Inc. 8% 10/1/11	1,540	1,617
Del Monte Corp. 8.625% 12/15/12	1,960	2,210
Doane Pet Care Co.:
9.75% 5/15/07	3,550	3,532
10.75% 3/1/10	2,580	2,774
Kraft Foods, Inc. 6.25% 6/1/12	5,025	5,531
Pierre Foods, Inc. 9.875% 7/15/12 (f)	1,120	1,137
Reddy Ice Group, Inc. 8.875% 8/1/11	430	465
		17,266
Personal Products - 0.0%
Revlon Consumer Products Corp. 8.625% 2/1/08	2,400	2,016
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	36,105	38,023
TOTAL CONSUMER STAPLES		88,346
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,550	6,437
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc.:
9% 12/15/09	$ 660	$ 743
9.625% 12/1/07	2,440	2,751
Hanover Compressor Co. 9% 6/1/14	1,890	2,107
Key Energy Services, Inc. 8.375% 3/1/08	1,390	1,466
Petronas Capital Ltd. 7% 5/22/12 (f)	28,745	33,145
Pride International, Inc. 7.375% 7/15/14 (f)	3,000	3,379
SESI LLC 8.875% 5/15/11	290	317
		50,345
Oil & Gas - 0.8%
Amerada Hess Corp.:
6.65% 8/15/11	1,400	1,564
7.125% 3/15/33	3,630	4,018
7.375% 10/1/09	3,195	3,635
Belden & Blake Corp. 8.75% 7/15/12 (f)	2,010	2,151
Canadian Oil Sands Ltd. 4.8% 8/10/09 (f)	8,945	9,139
Chesapeake Energy Corp. 8.125% 4/1/11	5,030	5,533
El Paso Corp. 7.875% 6/15/12	3,410	3,542
El Paso Energy Corp.:
6.95% 12/15/07	3,730	3,842
7.375% 12/15/12	2,640	2,650
7.8% 8/1/31	1,020	933
8.05% 10/15/30	655	612
EnCana Corp. 6.5% 8/15/34	3,120	3,397
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,785	5,151
Encore Acquisition Co. 8.375% 6/15/12	3,510	3,896
Enterprise Products Operating LP:
4.625% 10/15/09 (f)	2,385	2,410
5.6% 10/15/14 (f)	3,405	3,470
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,196
General Maritime Corp. 10% 3/15/13	4,705	5,411
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (f)	700	716
Pemex Project Funding Master Trust:
6.125% 8/15/08	10,750	11,395
7.375% 12/15/14	8,620	9,551
Plains All American Pipeline LP 7.75% 10/15/12	1,840	2,171
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Exploration & Production Co.:
Series B, 8.75% 7/1/12	$ 5,490	$ 6,211
7.125% 6/15/14	725	808
Range Resources Corp. 7.375% 7/15/13	1,330	1,410
Ship Finance International Ltd. 8.5% 12/15/13	12,230	12,413
Teekay Shipping Corp. 8.875% 7/15/11	10,030	11,535
The Coastal Corp.:
6.375% 2/1/09	1,285	1,267
6.5% 5/15/06	3,325	3,404
6.5% 6/1/08	3,245	3,245
6.95% 6/1/28	180	152
7.75% 6/15/10	6,680	6,914
Vintage Petroleum, Inc. 8.25% 5/1/12	2,200	2,387
Williams Companies, Inc.:
7.125% 9/1/11	15,505	17,366
7.5% 1/15/31	2,171	2,225
7.625% 7/15/19	2,750	3,094
8.125% 3/15/12	10,630	12,437
		171,251
TOTAL ENERGY		221,596
FINANCIALS - 3.2%
Capital Markets - 0.4%
Amvescap PLC yankee 6.6% 5/15/05	5,890	6,007
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	5,300	5,205
4.25% 9/4/12 (h)	6,980	7,069
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	10,000	11,125
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	8,810	9,115
Equinox Holdings Ltd. 9% 12/15/09	490	510
Goldman Sachs Group, Inc.:
5.7% 9/1/12	9,110	9,703
6.6% 1/15/12	22,725	25,531
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 13,860	$ 13,578
6.6% 4/1/12	10,695	12,054
		99,897
Commercial Banks - 0.3%
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	2,670	2,696
5.25% 2/10/14 (f)	10,120	10,488
Korea Development Bank:
3.875% 3/2/09	15,285	15,287
4.75% 7/20/09	6,050	6,251
5.75% 9/10/13	15,865	17,168
Popular North America, Inc. 6.125% 10/15/06	9,620	10,157
Wachovia Corp. 4.875% 2/15/14	10,100	10,171
Wells Fargo & Co. 4% 9/10/12 (h)	4,870	4,935
		77,153
Consumer Finance - 0.8%
American General Finance Corp.:
2.75% 6/15/08	870	842
4% 3/15/11	12,620	12,324
4.625% 5/15/09	7,900	8,117
Capital One Bank:
4.875% 5/15/08	8,185	8,500
6.5% 6/13/13	8,925	9,801
Ford Motor Credit Co.:
6.5% 1/25/07	19,920	20,929
7.375% 10/28/09	25,015	27,206
General Electric Capital Corp.:
6% 6/15/12	7,100	7,795
6.125% 2/22/11	16,000	17,688
General Motors Acceptance Corp.:
5.625% 5/15/09	530	535
6.125% 2/1/07	525	547
6.875% 9/15/11	15,175	15,797
Household Finance Corp.:
6.375% 10/15/11	16,305	18,186
6.75% 5/15/11	11,395	12,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
7% 5/15/12	$ 2,595	$ 2,998
MBNA Corp. 7.5% 3/15/12	11,845	13,842
		177,996
Diversified Financial Services - 0.6%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,700	2,865
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	4,000	3,987
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	5,554	5,762
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10.75% 10/1/09	1,935	1,635
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	2,070	2,608
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series A, 0% 10/1/14 (e)(f)	10,190	6,445
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,854
9.875% 8/15/13	1,865	2,205
Duke Capital LLC 4.331% 11/16/06	2,905	2,958
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,716
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	3,340	3,858
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,040	1,128
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (f)	2,640	2,785
9.875% 10/15/14 (f)	3,920	4,155
Huntsman Advanced Materials LLC:
11% 7/15/10 (f)	1,840	2,130
11.86% 7/15/08 (f)(h)	2,320	2,430
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	3,235	3,443
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (f)	14,640	15,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Hutchison Whampoa International 03/33 Ltd.: - continued
7.45% 11/24/33 (f)	$ 4,750	$ 4,968
Ispat Inland ULC 9.75% 4/1/14	5,200	6,318
J.P. Morgan Chase & Co. 4.875% 3/15/14	8,985	8,994
Jostens IH Corp. 7.625% 10/1/12 (f)	1,430	1,480
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	15,915	16,560
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,540	2,680
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (f)	4,460	4,817
UGS Corp. 10% 6/1/12 (f)	5,000	5,506
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,660	7,759
Westfield Capital Corp. Ltd./Wt Finance 4.375% 11/15/10 (f)	8,965	8,955
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	1,040	1,144
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (f)	3,270	3,499
		140,844
Insurance - 0.2%
Aegon NV 4.75% 6/1/13	12,500	12,482
Assurant, Inc. 5.625% 2/15/14	3,895	4,016
Marsh & McLennan Companies, Inc.:
4.85% 2/15/13	700	664
5.375% 7/15/14	12,115	11,841
Travelers Property Casualty Corp.:
5% 3/15/13	3,375	3,356
6.375% 3/15/33	4,345	4,469
		36,828
Real Estate - 0.6%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (f)	6,000	6,330
Boston Properties, Inc. 6.25% 1/15/13	18,600	20,236
Camden Property Trust 5.875% 11/30/12	7,910	8,390
CarrAmerica Realty Corp. 5.25% 11/30/07	6,175	6,444
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	4,930	5,374
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
EOP Operating LP:
4.65% 10/1/10	$ 25,645	$ 26,046
4.75% 3/15/14	11,100	10,792
7.75% 11/15/07	9,155	10,236
Gables Realty LP:
5.75% 7/15/07	11,440	11,992
6.8% 3/15/05	1,595	1,616
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,265	8,068
ProLogis 7.05% 7/15/06	10,000	10,651
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,664
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14 (f)	3,440	3,509
		136,348
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,894
4% 3/22/11	13,895	13,539
5.625% 5/15/07	12,000	12,646
Independence Community Bank Corp. 3.75% 4/1/14 (h)	5,365	5,231
Washington Mutual Bank 6.875% 6/15/11	8,300	9,436
Washington Mutual, Inc.:
4.375% 1/15/08	7,605	7,804
4.625% 4/1/14	12,800	12,331
		63,881
TOTAL FINANCIALS		732,947
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8.125% 5/1/12	2,758	3,075
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	3,960	3,881
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)	1,500	1,605
Concentra Operating Corp. 9.125% 6/1/12 (f)	4,060	4,486
HCA, Inc. 8.75% 9/1/10	3,405	3,903
HealthSouth Corp.:
7.375% 10/1/06	3,000	3,038
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.: - continued
7.625% 6/1/12	$ 8,225	$ 7,978
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	5,000	5,338
National Nephrology Associates, Inc. 9% 11/1/11 (f)	1,060	1,224
PacifiCare Health Systems, Inc. 10.75% 6/1/09	2,652	3,050
Tenet Healthcare Corp. 6.375% 12/1/11	8,250	7,508
U.S. Oncology, Inc.:
9% 8/15/12 (f)	3,000	3,240
10.75% 8/15/14 (f)	8,000	8,720
Vanguard Health Holding Co. I 0% 10/1/15 (e)(f)	4,300	2,499
Vanguard Health Holding Co. II LLC 9% 10/1/14 (f)	5,500	5,720
		62,190
TOTAL HEALTH CARE		65,265
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	2,735	2,981
Bombardier, Inc.:
6.3% 5/1/14 (f)	10,420	9,347
7.45% 5/1/34 (f)	2,340	2,051
Raytheon Co. 5.5% 11/15/12	4,225	4,476
Transdigm, Inc. 8.375% 7/15/11	1,340	1,441
		20,296
Airlines - 0.1%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,130	949
AMR Corp.:
9% 8/1/12	1,260	743
10.2% 3/15/20	3,445	2,033
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	241	190
6.748% 9/15/18	244	185
6.795% 2/2/20	1,760	1,391
6.8% 7/2/07	147	115
6.9% 7/2/18	2,297	1,723
8.312% 10/2/12	1,147	803
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.321% 11/1/06	$ 155	$ 144
8.388% 5/1/22	127	92
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	369	210
7.9% 12/15/09	465	214
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	4,945	4,685
7.711% 9/18/11	6,695	4,419
7.779% 11/18/05	2,410	1,687
7.92% 5/18/12	10,245	6,762
Northwest Airlines Corp. 10% 2/1/09	5,360	3,645
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,165	1,045
7.248% 7/2/14	1,744	1,186
7.575% 3/1/19	828	832
7.691% 4/1/17	143	109
7.95% 9/1/16	142	110
8.304% 9/1/10	1,245	934
NWA Trust 10.23% 6/21/14	970	834
		35,040
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	2,530	2,846
Nortek, Inc. 8.5% 9/1/14 (f)	3,860	4,092
		6,938
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11 (f)	1,820	1,911
Allied Waste North America, Inc. 8.5% 12/1/08	4,340	4,535
American Color Graphics, Inc. 10% 6/15/10	3,630	2,704
Boise Cascade Office Products Corp. 7.05% 5/15/05	3,075	3,149
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,397
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)	1,390	1,574
10.875% 12/15/12 (f)	2,170	2,637
		17,907
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	1,710	1,847
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 6.75% 2/15/11	$ 17,845	$ 20,183
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	810	873
Cummins, Inc. 9.5% 12/1/10 (h)	1,230	1,415
Dresser-Rand Group, Inc. 7.375% 11/1/14 (f)	1,790	1,875
Invensys PLC 9.875% 3/15/11 (f)	4,880	5,100
Navistar International Corp. 7.5% 6/15/11	970	1,045
Standard Aero Holdings, Inc. 8.25% 9/1/14 (f)	2,440	2,574
		12,882
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)	1,110	1,210
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,245
9.5% 10/1/08	460	524
TFM SA de CV yankee:
10.25% 6/15/07	5,990	6,260
11.75% 6/15/09	6,985	7,072
		22,101
TOTAL INDUSTRIALS		138,404
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	13,905	16,771
Nortel Networks Corp. 6.125% 2/15/06	4,900	5,004
		21,775
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	2,930	3,175
Electronic Equipment & Instruments - 0.0%
Itron, Inc. 7.75% 5/15/12 (f)	860	871
IT Services - 0.0%
Iron Mountain, Inc.:
8.25% 7/1/11	815	855
8.625% 4/1/13	370	403
		1,258
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
6.875% 8/15/11	$ 6,000	$ 6,285
7.125% 6/15/10	4,270	4,622
7.625% 6/15/13	7,130	7,798
		18,705
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	2,402	2,816
Freescale Semiconductor, Inc.:
6.875% 7/15/11 (f)	7,620	8,020
7.125% 7/15/14 (f)	2,210	2,332
Micron Technology, Inc. 6.5% 9/30/05 (i)	9,000	8,978
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	1,596	1,867
Semiconductor Note Participation Trust 0% 8/4/11 (f)	990	1,366
Viasystems, Inc. 10.5% 1/15/11	3,145	3,114
		28,493
TOTAL INFORMATION TECHNOLOGY		74,277
MATERIALS - 0.6%
Chemicals - 0.2%
Borden US Finance Corp./Nova Scotia Finance ULC 9% 7/15/14 (f)	2,600	2,802
Compass Minerals Group, Inc. 10% 8/15/11	3,770	4,185
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	4,160	4,768
Huntsman ICI Chemicals LLC 10.125% 7/1/09	2,080	2,184
Huntsman LLC:
11.5% 7/15/12 (f)	2,080	2,319
11.625% 10/15/10	2,560	2,995
Innophos, Inc. 8.875% 8/15/14 (f)	730	785
Koppers, Inc. 9.875% 10/15/13	1,060	1,198
Lubrizol Corp.:
5.5% 10/1/14	2,030	2,047
6.5% 10/1/34	3,690	3,719
Lyondell Chemical Co. 9.5% 12/15/08	2,040	2,213
Nalco Co.:
7.75% 11/15/11	2,060	2,235
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Nalco Co.: - continued
8.875% 11/15/13	$ 2,100	$ 2,289
NOVA Chemicals Corp. 6.5% 1/15/12	1,520	1,602
OM Group, Inc. 9.25% 12/15/11	4,120	4,347
Pliant Corp. 0% 6/15/09 (e)	3,340	2,956
		42,644
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	840	888
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,590	2,396
8% 4/15/23	3,805	3,691
Crown European Holdings SA 9.5% 3/1/11	2,500	2,831
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	3,046
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	1,760	1,901
8.75% 11/15/12	2,530	2,840
8.875% 2/15/09	9,730	10,606
Owens-Illinois, Inc.:
7.5% 5/15/10	770	801
7.8% 5/15/18	350	347
8.1% 5/15/07	1,630	1,728
Sealed Air Corp.:
5.625% 7/15/13 (f)	1,975	2,033
6.875% 7/15/33 (f)	4,130	4,420
		37,528
Metals & Mining - 0.1%
Arch Western Finance LLC 6.75% 7/1/13	4,960	5,270
Century Aluminum Co. 7.5% 8/15/14 (f)	1,070	1,132
Compass Minerals International, Inc. 0% 12/15/12 (e)	4,550	3,822
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)	1,810	1,941
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	8,480	9,561
IMCO Recycling Escrow, Inc. 9% 11/15/14 (f)	570	584
Luscar Coal Ltd. 9.75% 10/15/11	2,930	3,340
Phelps Dodge Corp.:
8.75% 6/1/11	260	320
9.5% 6/1/31	2,280	3,297
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
9.5% 3/15/09	$ 275	$ 303
9.5% 3/15/09	240	265
		29,835
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (f)	980	1,024
Buckeye Technologies, Inc. 8.5% 10/1/13	1,980	2,188
International Paper Co.:
4.25% 1/15/09	1,960	1,978
5.5% 1/15/14	4,925	5,082
Norske Skog Canada Ltd.:
7.375% 3/1/14	1,580	1,635
8.625% 6/15/11	510	552
Stone Container Corp.:
8.375% 7/1/12	2,710	2,995
9.75% 2/1/11	2,320	2,587
Weyerhaeuser Co.:
5.25% 12/15/09	5,304	5,592
7.375% 3/15/32	4,940	5,762
		29,395
TOTAL MATERIALS		139,402
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
Bellsouth Capital Funding Corp. 7.875% 2/15/30	2,970	3,660
BellSouth Corp. 6.55% 6/15/34	29,800	31,860
British Telecommunications PLC:
8.375% 12/15/10	11,325	13,742
8.875% 12/15/30	3,080	4,116
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,255	6,467
8.25% 6/15/05	2,617	2,707
8.5% 6/15/10	3,600	4,337
8.75% 6/15/30	20,210	26,668
France Telecom SA 8.75% 3/1/11	13,570	16,298
Koninklijke KPN NV yankee 8% 10/1/10	10,550	12,626
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
KT Corp. 5.875% 6/24/14 (f)	$ 5,495	$ 5,894
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	4,300	3,698
Mobifon Holdings BV 12.5% 7/31/10	6,225	7,346
New Skies Satellites NV 9.125% 11/1/12 (f)(g)	780	800
NTL Cable PLC:
7.07% 10/15/12 (f)(h)	5,000	5,150
8.75% 4/15/14 (f)	2,230	2,453
Qwest Corp. 9.125% 3/15/12 (f)	16,520	18,626
Qwest Services Corp.:
14% 12/15/10 (f)(h)	18,730	22,195
14.5% 12/15/14 (f)(h)	8,425	10,363
SBC Communications, Inc.:
5.1% 9/15/14	11,000	11,077
5.875% 8/15/12	4,000	4,320
6.45% 6/15/34	6,000	6,307
Sprint Capital Corp. 7.625% 1/30/11	7,500	8,772
Telecom Italia Capital:
4% 11/15/08	11,700	11,778
4.95% 9/30/14 (f)	7,930	7,869
Telefonica Europe BV 7.75% 9/15/10	11,200	13,276
TELUS Corp. yankee 7.5% 6/1/07	27,430	30,139
Triton PCS, Inc.:
8.5% 6/1/13	5,460	5,010
8.75% 11/15/11	2,518	1,781
U.S. West Communications:
7.2% 11/10/26	845	752
7.25% 9/15/25	840	785
Verizon Global Funding Corp.:
7.25% 12/1/10	12,990	15,152
7.375% 9/1/12	13,860	16,464
		332,488
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 5.5% 3/1/14	22,790	22,397
American Tower Corp. 9.375% 2/1/09	8,592	9,140
American Towers, Inc. 7.25% 12/1/11	3,500	3,736
AT&T Wireless Services, Inc.:
7.875% 3/1/11	4,420	5,266
8.75% 3/1/31	3,280	4,403
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 1,500	$ 1,635
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	8,260	8,343
Cingular Wireless LLC 7.125% 12/15/31	8,000	9,080
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	1,310	1,395
7.5% 12/1/13	310	330
9.375% 8/1/11	6,995	7,939
10.75% 8/1/11	2,285	2,525
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	10,075	11,473
Inmarsat Finance PLC 7.625% 6/30/12	1,090	1,101
Kyivstar GSM 10.375% 8/17/09 (f)	2,035	2,246
Millicom International Cellular SA 10% 12/1/13 (f)	2,960	2,982
Nextel Communications, Inc.:
9.375% 11/15/09	2,815	2,946
9.5% 2/1/11	9,665	10,946
Rogers Wireless, Inc.:
6.375% 3/1/14	5,160	4,876
9.625% 5/1/11	4,765	5,420
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (e)	1,770	1,496
UbiquiTel Operating Co. 9.875% 3/1/11 (f)	3,310	3,567
Western Wireless Corp. 9.25% 7/15/13	9,775	10,288
		133,530
TOTAL TELECOMMUNICATION SERVICES		466,018
UTILITIES - 1.2%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,670	8,009
DTE Energy Co. 7.05% 6/1/11	4,995	5,677
Duke Capital LLC 6.75% 2/15/32	2,874	3,095
Electricidad de Caracas Finance BV 10.25% 10/15/14 (f)	4,000	4,130
FirstEnergy Corp.:
5.5% 11/15/06	7,528	7,833
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.: - continued
6.45% 11/15/11	$ 1,220	$ 1,337
Illinois Power Co.:
7.5% 6/15/09	9,760	11,191
11.5% 12/15/10	5,260	6,233
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,287
5.875% 10/1/12	3,450	3,692
Mirant Americas Generation LLC 8.3% 5/1/11 (d)	5,700	5,515
Nevada Power Co. 10.875% 10/15/09	810	952
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,714
Oncor Electric Delivery Co. 6.375% 5/1/12	7,980	8,854
Pacific Gas & Electric Co.:
4.2% 3/1/11	1,950	1,940
4.8% 3/1/14	2,595	2,599
6.05% 3/1/34	9,375	9,656
PG&E Corp. 6.875% 7/15/08	2,340	2,562
Progress Energy, Inc. 7.1% 3/1/11	14,007	15,886
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,437
Southern California Edison Co.:
4.65% 4/1/15	685	676
5% 1/15/14	590	604
		115,879
Gas Utilities - 0.2%
ANR Pipeline, Inc. 8.875% 3/15/10	1,360	1,530
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	5,126
Dynegy Holdings, Inc. 9.875% 7/15/10 (f)	5,000	5,675
El Paso Energy Corp. 6.75% 5/15/09	5,725	5,804
NiSource Finance Corp. 7.875% 11/15/10	9,300	11,039
Northwest Pipeline Corp. 8.125% 3/1/10	1,290	1,445
Southern Natural Gas Co.:
8% 3/1/32	120	127
8.875% 3/15/10	1,610	1,813
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	272
8.375% 6/15/32	765	826
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Texas Eastern Transmission Corp. 7.3% 12/1/10	$ 12,250	$ 14,129
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	1,755	1,764
		49,550
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
7.75% 3/1/14	5,000	5,450
8.75% 6/15/08	397	437
8.75% 5/15/13 (f)	5,050	5,814
8.875% 2/15/11	2,627	3,024
9% 5/15/15 (f)	3,790	4,406
9.375% 9/15/10	5,451	6,357
9.5% 6/1/09	1,357	1,559
Calpine Corp. 8.5% 7/15/10 (f)	6,000	4,440
CMS Energy Corp.:
7.5% 1/15/09	1,420	1,523
7.625% 11/15/04	2,435	2,435
8.9% 7/15/08	4,085	4,550
9.875% 10/15/07	8,190	9,193
Constellation Energy Group, Inc.:
6.35% 4/1/07	10,595	11,338
7% 4/1/12	6,940	7,939
Dominion Resources, Inc.:
6.25% 6/30/12	5,085	5,577
8.125% 6/15/10	18,230	21,700
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,300
Southern Energy, Inc. New York 7.4% 7/15/49 (d)(f)	2,505	1,653
		100,695
TOTAL UTILITIES		266,124
TOTAL NONCONVERTIBLE BONDS		2,622,321
TOTAL CORPORATE BONDS (Cost $2,533,039)		2,712,389
U.S. Government and Government Agency Obligations - 6.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
4.375% 7/17/13	$ 20,070	$ 19,614
4.625% 10/15/13	30,000	30,507
6% 5/15/11	23,350	25,987
6.125% 3/15/12	1,502	1,688
6.25% 2/1/11	17,675	19,625
Freddie Mac:
1.5% 8/15/05	31,720	31,512
4.5% 1/15/14	23,400	23,529
5.25% 11/5/12	5,610	5,748
5.75% 1/15/12	60,000	66,016
5.875% 3/21/11	37,620	41,113
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,521	2,667
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	15,652	17,416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		285,422
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	30,159	31,548
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	30,767	31,892
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		63,440
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bonds:
6.375% 8/15/27	15,640	18,910
8% 11/15/21	42,000	58,283
8.875% 8/15/17	53,265	76,539
9.125% 5/15/18	50,000	73,691
9.875% 11/15/15	24,960	37,442
11.25% 2/15/15	25,890	41,385
U.S. Treasury Notes:
2.5% 5/31/06	95,500	95,616
2.75% 7/31/06	234,875	235,967
3.125% 5/15/07	83,000	83,843
3.375% 12/15/08	152,200	153,722
3.625% 7/15/09	12,000	12,192
4% 11/15/12	49,010	49,554
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14	$ 8,300	$ 8,776
5% 8/15/11	91,530	98,849
TOTAL U.S. TREASURY OBLIGATIONS		1,044,769
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,354,538)		1,393,631
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 8.1%
4.5% 11/1/19 (g)	128,000	128,240
4.5% 8/1/33	116,928	113,714
5% 6/1/09 to 9/1/18	148,230	151,479
5% 11/1/34 (g)	766,000	762,864
5.5% 10/1/08 to 10/1/34	132,592	136,210
6% 10/1/08 to 6/1/32	21,552	22,610
6% 11/1/34 (g)	61,824	64,065
6.5% 4/1/08 to 1/1/33	173,584	183,436
6.5% 11/1/19 to 11/1/34 (g)	65,316	68,826
7% 8/1/19 to 8/1/34	185,843	197,612
7.5% 5/1/25 to 11/1/31	8,909	9,579
8.5% 1/1/09 to 6/1/21	23	25
10% 8/1/17	4	4
TOTAL FANNIE MAE		1,838,664
Freddie Mac - 0.0%
8% 10/1/16 to 4/1/20	243	264
Government National Mortgage Association - 0.7%
5.5% 10/15/32 to 5/15/34	10,147	10,401
6% 9/15/08 to 12/15/10	3,954	4,144
6.5% 6/15/23 to 2/15/32	20,053	21,313
7% 10/15/17 to 6/15/33	66,310	70,809
7% 11/1/34 (g)	13,861	14,788
7.5% 8/15/21 to 11/15/28	17,173	18,583
8% 4/15/06 to 5/15/32	7,721	8,411
8.5% 11/15/05 to 1/15/31	1,132	1,244
9% 3/15/10 to 9/15/20	75	85
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
9.5% 3/15/23	$ 13	$ 15
11% 7/20/13 to 7/20/20	347	390
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		150,183
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,960,939)		1,989,111
Asset-Backed Securities - 1.4%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (h)	3,660	3,721
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (h)	2,225	2,225
Class M2, 3.0325% 2/25/34 (h)	2,525	2,526
American Express Credit Account Master Trust:
Series 2001-6 Class B, 2.22% 12/15/08 (h)	13,200	13,240
Series 2004-C Class C, 2.37% 2/15/12 (f)(h)	29,600	29,598
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.3625% 4/25/34 (h)	1,245	1,245
Class M2, 2.4125% 4/25/34 (h)	950	950
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.25% 4/15/33 (h)	5,090	5,097
Series 2003-HE7 Class A3, 2.23% 12/15/33 (h)	7,853	7,859
Bank One Issuance Trust:
Series 2002-C1 Class C1, 2.83% 12/15/09 (h)	8,448	8,550
Series 2004-B2 Class B2, 4.37% 4/15/12	13,000	13,285
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (h)	8,082	8,088
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.04% 2/17/09 (h)	13,530	13,711
Series 2003-B2 Class B2, 3.5% 2/17/09	7,120	7,169
Series 2003-B4 Class B4, 2.67% 7/15/11 (h)	6,640	6,754
Series 2004-6 Class B, 4.15% 7/16/12	11,450	11,450
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.8325% 10/25/33 (h)	3,130	3,221
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.07% 5/15/09 (h)	4,025	4,025
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (h)	14,900	14,936
Series 2003-C1 Class C1, 3.14% 4/7/10 (h)	6,100	6,236
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.4325% 5/25/34 (h)	$ 5,275	$ 5,275
Series 2004-3 Class M1, 2.4325% 6/25/34 (h)	1,500	1,501
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.6125% 11/25/33 (h)	1,400	1,410
Class M2, 3.6825% 11/25/33 (h)	700	716
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (h)	415	415
Class M4, 2.8325% 3/25/34 (h)	325	325
Class M6, 3.1825% 3/25/34 (h)	400	399
GSAMP Trust Series 2004-FM2:
Class M1, 2.4325% 1/25/34 (h)	3,500	3,500
Class M2, 3.0325% 1/25/34 (h)	1,500	1,500
Class M3, 3.2325% 1/25/34 (h)	1,500	1,500
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.3125% 8/25/33 (h)	1,131	1,132
Class M1, 2.8125% 8/25/33 (h)	3,115	3,149
Series 2003-4:
Class M1, 2.7325% 10/25/33 (h)	4,080	4,114
Class M2, 3.8325% 10/25/33 (h)	4,825	4,908
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (f)	172	172
Series 2003-2N Class A, 8% 9/27/33 (f)	598	601
Series 2003-5N Class A, 7.5% 1/27/34 (f)	266	267
Household Home Equity Loan Trust Series 2002-2 Class A, 2.21% 4/20/32 (h)	5,406	5,409
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.7825% 7/25/33 (h)	4,765	4,889
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.26% 10/15/10 (h)	1,610	1,619
Series 2003-B3 Class B3, 2.245% 1/18/11 (h)	6,730	6,748
Series 2003-B5 Class B5, 2.24% 2/15/11 (h)	10,255	10,328
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (h)	2,125	2,125
Class M2, 2.4825% 7/25/34 (h)	375	375
Class M3, 2.8825% 7/25/34 (h)	800	800
Class M4, 3.0325% 7/25/34 (h)	525	525
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (h)	1,820	1,848
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (h)	5,640	5,724
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (h)	2,610	2,619
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (h)	$ 5,470	$ 5,542
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (f)(h)	3,460	3,488
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (h)	1,480	1,492
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (h)	2,865	2,929
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (h)	4,023	4,030
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	2,700	2,697
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (h)	1,425	1,426
Class M4, 2.9075% 6/25/34 (h)	2,395	2,378
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	22,525	23,312
Series 2002-4 Class A, 2% 8/18/09 (h)	10,400	10,409
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (f)(h)	9,350	9,359
TOTAL ASSET-BACKED SECURITIES (Cost $302,379)		304,841
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.2%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3946% 12/25/33 (h)	2,569	2,576
Class 2A1, 4.2114% 12/25/33 (h)	7,184	7,156
Series 2003-L Class 2A1, 4.0319% 1/25/34 (h)	13,472	13,397
Series 2004-1 Class 2A2, 4.7497% 10/25/34 (h)	13,261	13,393
Series 2004-B:
Class 1A1, 3.4413% 3/25/34 (h)	5,377	5,375
Class 2A2, 4.1529% 3/25/34 (h)	4,622	4,620
Series 2004-C Class 1A1, 3.4176% 4/25/34 (h)	9,411	9,401
Series 2004-D:
Class 1A1, 3.597% 5/25/34 (h)	11,531	11,545
Class 2A2, 4.2257% 5/25/34 (h)	13,282	13,266
Series 2004-G Class 2A7, 4.661% 8/25/34 (h)	12,077	12,175
Series 2004-H Class 2A1, 4.5448% 9/25/34 (h)	13,388	13,452
Series 2004-J:
Class 1A2, 4.3462% 11/25/34 (h)	4,985	5,047
Class 2A1, 4.8243% 11/25/34 (h)	20,205	20,451
Class 3A1, 5.113% 11/25/34 (h)	10,000	10,115
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (h)	$ 4,278	$ 4,286
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (h)	6,866	6,873
Holmes Financing No. 8 PLC floater Series 1 Class C, 2.69% 7/15/40 (h)	13,940	13,949
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,791	1,875
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.327% 5/25/17 (h)	11,051	11,487
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (h)	9,620	10,011
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	5,185	5,397
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,241	2,316
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.4081% 7/10/35 (f)(h)	9,198	9,359
Class B4, 3.6081% 7/10/35 (f)(h)	7,071	7,195
Class B5, 4.2081% 7/10/35 (f)(h)	6,558	6,652
Class B6, 4.7081% 7/10/35 (f)(h)	2,838	2,885
Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (f)(h)	3,188	3,246
Class B4, 3.5081% 6/10/35 (f)(h)	2,851	2,902
Class B5, 4.1081% 6/10/35 (f)(h)	1,946	1,987
Class B6, 4.6081% 6/10/35 (f)(h)	1,154	1,178
Series 2004-B:
Class B4, 2.9581% 2/10/36 (f)(h)	1,615	1,615
Class B5, 3.4081% 2/10/36 (f)(h)	1,094	1,094
Class B6, 3.8581% 2/10/36 (f)(h)	398	398
Series 2004-C:
Class B4, 2.79% 9/10/36 (h)	1,998	1,998
Class B5, 3.19% 9/10/36 (h)	2,198	2,198
Class B6, 3.6081% 9/10/36 (h)	300	300
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 2.3825% 6/25/33 (f)(h)	6,420	6,440
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 1,703	$ 1,760
Series 2004-RA2 Class 2A, 7% 7/25/33	3,846	3,992
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.457% 9/25/34 (h)	12,987	12,965
TOTAL PRIVATE SPONSOR		266,327
U.S. Government Agency - 0.0%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	200	200
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	311	312
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2435 Class GD, 6.5% 2/15/30	2,536	2,547
Series 2749 Class MZ, 5% 2/15/24	223	222
Series 2764 Class ZB, 5% 3/15/33	161	161
Series 2885 Class PC, 4.5% 4/15/14 (g)	9,142	9,282
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (h)	1,495	1,611
TOTAL U.S. GOVERNMENT AGENCY		14,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $280,318)		280,662
Commercial Mortgage Securities - 1.2%
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.2925% 4/25/34 (f)(h)	7,436	7,412
Class B, 3.8325% 4/25/34 (f)(h)	858	856
Class M1, 2.4925% 4/25/34 (f)(h)	667	666
Class M2, 3.1325% 4/25/34 (f)(h)	667	667
Series 2004-2 Class A, 2.3625% 8/25/34 (f)(h)	7,472	7,479
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class A2, 2.2075% 5/14/16 (f)(h)	$ 6,875	$ 6,878
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (f)	3,530	3,645
Series 2004-ESA:
Class B, 4.888% 5/14/16 (f)	5,430	5,608
Class C, 4.937% 5/14/16 (f)	3,020	3,122
Class D, 4.986% 5/14/16 (f)	1,460	1,508
Class E, 5.064% 5/14/16 (f)	4,540	4,685
Class F, 5.182% 5/14/16 (f)	1,090	1,125
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.5111% 8/1/24 (f)(h)	1,148	1,033
CBM Funding Corp. sequential pay Series 1996-1 Class C, 7.86% 2/1/08	12,500	13,723
COMM floater Series 2002-FL7 Class A2, 2.22% 11/15/14 (f)(h)	4,839	4,840
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.2581% 9/15/14 (f)(h)	1,965	1,966
Class D, 2.4981% 9/15/14 (f)(h)	605	605
Class E, 2.5581% 9/15/14 (f)(h)	820	821
Class F, 2.6581% 9/15/14 (f)(h)	650	650
Class G, 2.8381% 9/15/14 (f)(h)	1,475	1,476
Class H, 2.9381% 9/15/14 (f)(h)	1,570	1,571
Class J, 3.4581% 9/15/14 (f)(h)	540	540
Class K, 3.8581% 9/15/14 (f)(h)	845	846
Class L, 4.0581% 9/15/14 (f)(h)	680	680
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	2,445	2,482
Series 2000-C1 Class A2, 7.545% 4/15/62	10,600	12,272
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	12,017
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (f)	6,000	6,373
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,966	16,111
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.8558% 4/29/39 (f)(h)	2,900	2,986
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 8,218	$ 8,141
Series 2003-36 Class C, 4.254% 2/16/31	6,535	6,546
Series 2003-47 Class C, 4.227% 10/16/27	11,610	11,602
Series 2003-59 Class D, 3.654% 10/16/27	12,000	11,512
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	5,963	6,645
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	6,017
Series 2004-C1 Class A1, 3.659% 10/10/28	29,846	29,765
Series 1998-GLII Class E, 7.1905% 4/13/31 (h)	4,895	5,207
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9938% 4/25/21 (f)(h)	255	227
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	13,900	12,851
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,280	7,858
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	32,000	34,458
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $256,931)		265,472
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 7.125% 1/11/12	18,215	21,016
Hong Kong Government Special Administrative Region 5.125% 8/1/14 (f)	22,350	23,299
State of Israel 4.625% 6/15/13	1,870	1,813
United Mexican States:
4.625% 10/8/08	25,205	25,633
5.875% 1/15/14	9,000	9,212
7.5% 1/14/12	12,100	13,746
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,577)		94,719
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)	$ 6,580	$ 7,380
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
AM General LLC Tranche C2, term loan 11.21% 5/2/12 (h)	6,000	6,105
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B term loan 6% 3/31/08 (h)	4,500	4,404
TOTAL CONSUMER DISCRETIONARY		10,509
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Olympus Cable Holdings LLC Tranche B term loan 6.75% 9/30/10 (h)	6,220	6,127
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 10.375% 1/16/11 (h)	16,000	16,720
Skilled Healthcare Group, Inc. term loan 8.74% 1/31/11 (h)	150	153
		16,873
MATERIALS - 0.0%
Chemicals - 0.0%
Headwaters, Inc. Tranche 2, term loan 9.25% 9/8/12 (h)	2,450	2,502
Containers & Packaging - 0.0%
White Birch Paper Ltd. Tranche B1 term loan 7.5% 2/26/10 (h)	4,423	4,512
TOTAL MATERIALS		7,014
UTILITIES - 0.0%
Electric Utilities - 0.0%
Astoria Energy LLC term loan 10.725% 4/15/12 (h)	2,440	2,513
Mission Energy Holding Co. term loan 7% 12/11/06 (h)	1,525	1,527
		4,040
TOTAL FLOATING RATE LOANS (Cost $42,512)		44,563
Money Market Funds - 9.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.79% (b)	2,066,150,319	$ 2,066,150
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	6,512,050	6,512
TOTAL MONEY MARKET FUNDS (Cost $2,072,662)		2,072,662
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (Cost $4,220)	$ 4,221	4,220
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $20,962,346)		23,588,224
NET OTHER ASSETS - (4.1)%		(920,109)
NET ASSETS - 100%		$ 22,668,115
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	$ 5,000	33
TOTAL CREDIT DEFAULT SWAP		5,000	33
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	60,000	275
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	80,000	137
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	2,161
TOTAL INTEREST RATE SWAP		198,025	2,573
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 10,200	$ 103
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,500	71
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	11,100	70
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	10,200	(4)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	10,200	146
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	20,400	912
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	May 2005	$ 20,400	$ 0
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	11,100	0
TOTAL TOTAL RETURN SWAP		103,100	1,298
		$ 306,125	$ 3,904
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $748,369,000 or 3.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,978,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $20,961,440,000. Net unrealized appreciation aggregated $2,626,784,000, of which $3,573,691,000 related to appreciated investment securities and $946,907,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Discovery Fund

October 31, 2004

FVD-QTLY-1204

1.809083.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 2.6%
CBRL Group, Inc.	9,100	$ 329,966
McDonald's Corp.	20,500	597,575
Outback Steakhouse, Inc.	4,500	178,155
Wendy's International, Inc.	16,400	547,268
		1,652,964
Household Durables - 0.7%
Champion Enterprises, Inc. (a)	43,200	470,448
Media - 4.0%
E.W. Scripps Co. Class A	5,600	267,232
Fox Entertainment Group, Inc. Class A (a)	8,800	261,008
Lamar Advertising Co. Class A (a)	12,000	497,040
News Corp. Ltd. ADR	8,000	258,080
Time Warner, Inc. (a)	11,780	196,019
Viacom, Inc. Class B (non-vtg.)	20,900	762,641
Walt Disney Co.	13,400	337,948
		2,579,968
Multiline Retail - 0.5%
Nordstrom, Inc.	8,000	345,440
Specialty Retail - 0.9%
Hot Topic, Inc. (a)	10,490	215,674
Toys 'R' Us, Inc. (a)	20,400	367,404
		583,078
Textiles Apparel & Luxury Goods - 1.4%
Liz Claiborne, Inc.	8,140	332,763
Oxford Industries, Inc.	4,200	155,778
Polo Ralph Lauren Corp. Class A	5,100	188,343
Warnaco Group, Inc. (a)	9,100	185,640
		862,524
TOTAL CONSUMER DISCRETIONARY		6,494,422
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.4%
Safeway, Inc. (a)	13,300	242,592
Food Products - 2.0%
Bunge Ltd.	7,900	377,067
Corn Products International, Inc.	6,500	319,800
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	11,800	$ 285,914
The J.M. Smucker Co.	6,500	289,250
		1,272,031
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	3,800	163,210
TOTAL CONSUMER STAPLES		1,677,833
ENERGY - 11.2%
Energy Equipment & Services - 8.2%
BJ Services Co.	12,291	626,841
Cooper Cameron Corp. (a)	11,762	568,693
Grant Prideco, Inc. (a)	20,885	429,396
Nabors Industries Ltd. (a)	6,830	335,490
National-Oilwell, Inc. (a)	14,974	504,774
Noble Corp. (a)	8,223	375,627
Pride International, Inc. (a)	17,434	322,180
Smith International, Inc. (a)	10,444	606,588
Varco International, Inc. (a)	25,038	693,052
Weatherford International Ltd. (a)	12,379	646,927
Willbros Group, Inc. (a)	12,900	190,533
		5,300,101
Oil & Gas - 3.0%
Exxon Mobil Corp.	13,700	674,314
Premcor, Inc. (a)	8,000	312,320
Range Resources Corp.	18,000	282,600
Valero Energy Corp.	15,400	661,738
		1,930,972
TOTAL ENERGY		7,231,073
FINANCIALS - 21.5%
Capital Markets - 5.6%
Calamos Asset Management, Inc. Class A	300	5,850
E*TRADE Financial Corp. (a)	24,500	316,050
Lehman Brothers Holdings, Inc.	19,690	1,617,530
Merrill Lynch & Co., Inc.	14,410	777,275
Morgan Stanley	14,610	746,425
National Financial Partners Corp.	5,600	172,144
		3,635,274
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.0%
Bank of America Corp.	28,800	$ 1,289,952
Wachovia Corp.	27,000	1,328,670
		2,618,622
Consumer Finance - 0.5%
MBNA Corp.	12,200	312,686
Diversified Financial Services - 2.2%
J.P. Morgan Chase & Co.	37,525	1,448,465
Insurance - 5.4%
AFLAC, Inc.	7,300	261,924
AMBAC Financial Group, Inc.	2,500	195,150
American International Group, Inc.	24,600	1,493,466
Hartford Financial Services Group, Inc.	5,300	309,944
MetLife, Inc.	8,400	322,140
Montpelier Re Holdings Ltd.	6,700	249,709
St. Paul Travelers Companies, Inc.	18,800	638,448
		3,470,781
Real Estate - 3.8%
Apartment Investment & Management Co. Class A	9,900	363,231
General Growth Properties, Inc.	5,900	194,641
General Growth Properties, Inc. warrants 11/9/04 (a)	590	448
Kimco Realty Corp.	6,100	332,755
Manufactured Home Communities, Inc.	44,474	1,533,908
		2,424,983
TOTAL FINANCIALS		13,910,811
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	19,200	590,592
Dade Behring Holdings, Inc. (a)	16,600	934,414
Fisher Scientific International, Inc. (a)	5,900	338,424
		1,863,430
Health Care Providers & Services - 2.3%
Henry Schein, Inc. (a)	5,300	335,119
Lincare Holdings, Inc. (a)	7,000	257,320
McKesson Corp.	7,600	202,616
Omnicare, Inc.	6,400	176,576
ProxyMed, Inc. (a)	14,900	139,688
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	2,700	$ 195,480
WebMD Corp. (a)	25,800	195,048
		1,501,847
Pharmaceuticals - 1.8%
Merck & Co., Inc.	9,600	300,576
Schering-Plough Corp.	29,000	525,190
Wyeth	8,200	325,130
		1,150,896
TOTAL HEALTH CARE		4,516,173
INDUSTRIALS - 7.1%
Aerospace & Defense - 3.3%
EADS NV	9,700	277,433
EDO Corp.	7,300	204,254
Goodrich Corp.	9,600	295,968
Honeywell International, Inc.	9,800	330,064
Lockheed Martin Corp.	6,400	352,576
Precision Castparts Corp.	5,500	330,000
United Defense Industries, Inc. (a)	8,700	349,218
		2,139,513
Air Freight & Logistics - 1.2%
Dynamex, Inc. (a)	27,300	565,110
Ryder System, Inc.	3,900	195,390
		760,500
Airlines - 1.1%
AirTran Holdings, Inc. (a)	17,200	199,864
AMR Corp. (a)	43,800	338,136
JetBlue Airways Corp. (a)	7,471	164,736
		702,736
Construction & Engineering - 0.0%
Fluor Corp.	282	13,096
Machinery - 1.2%
AGCO Corp. (a)	9,200	178,664
Bucyrus International, Inc. Class A	400	12,000
ITT Industries, Inc.	3,700	300,218
SPX Corp.	8,500	325,975
		816,857
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Hughes Supply, Inc.	6,100	$ 173,301
TOTAL INDUSTRIALS		4,606,003
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.9%
Alcatel SA sponsored ADR (a)	24,600	359,406
Andrew Corp. (a)	26,720	373,546
Avaya, Inc. (a)	21,410	308,304
Juniper Networks, Inc. (a)	5,600	149,016
Powerwave Technologies, Inc. (a)	50,700	378,729
Telefonaktiebolaget LM Ericsson ADR (a)	11,100	320,901
		1,889,902
Computers & Peripherals - 2.2%
Dell, Inc. (a)	8,200	287,492
Diebold, Inc.	4,300	205,755
EMC Corp. (a)	29,700	382,239
Storage Technology Corp. (a)	12,010	324,510
Western Digital Corp. (a)	25,870	215,497
		1,415,493
Electronic Equipment & Instruments - 4.4%
Amphenol Corp. Class A (a)	9,700	333,001
Arrow Electronics, Inc. (a)	400	9,584
Avnet, Inc. (a)	17,060	289,338
Celestica, Inc. (sub. vtg.) (a)	47,400	688,513
Flextronics International Ltd. (a)	50,400	607,320
Mettler-Toledo International, Inc. (a)	6,900	330,510
Symbol Technologies, Inc.	19,356	284,340
Tech Data Corp. (a)	7,840	316,658
		2,859,264
IT Services - 1.9%
Affiliated Computer Services, Inc. Class A (a)	5,600	305,480
BearingPoint, Inc. (a)	21,900	190,530
Ceridian Corp. (a)	31,700	546,825
DST Systems, Inc. (a)	3,900	174,915
		1,217,750
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	8,000	322,080
DSP Group, Inc. (a)	24,800	491,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	13,900	$ 199,743
Lam Research Corp. (a)	8,100	210,843
National Semiconductor Corp. (a)	24,730	412,991
Teradyne, Inc. (a)	12,990	215,114
		1,852,555
Software - 2.7%
Amdocs Ltd. (a)	8,500	213,775
BEA Systems, Inc. (a)	26,000	211,120
DATATRAK International, Inc. (a)	12,300	135,300
McAfee, Inc. (a)	9,400	227,480
Microsoft Corp.	10,080	282,139
RADWARE Ltd. (a)	9,400	232,180
VERITAS Software Corp. (a)	20,200	441,976
		1,743,970
TOTAL INFORMATION TECHNOLOGY		10,978,934
MATERIALS - 10.3%
Chemicals - 3.5%
Albemarle Corp.	9,000	322,650
Dow Chemical Co.	8,180	367,609
Great Lakes Chemical Corp.	11,400	292,068
Lyondell Chemical Co.	14,300	328,614
Millennium Chemicals, Inc. (a)	15,200	326,496
NOVA Chemicals Corp.	5,600	218,648
Olin Corp.	23,080	431,596
		2,287,681
Containers & Packaging - 1.4%
Packaging Corp. of America	19,000	416,670
Smurfit-Stone Container Corp. (a)	27,500	477,400
		894,070
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	7,200	111,206
Alcan, Inc.	10,800	499,717
Alcoa, Inc.	14,200	461,500
Falconbridge Ltd.	12,300	309,558
Gerdau AmeriSteel Corp. (a)	64,300	310,980
Nucor Corp.	7,200	304,056
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Peabody Energy Corp.	6,100	$ 389,058
Phelps Dodge Corp.	3,400	297,636
		2,683,711
Paper & Forest Products - 1.2%
Georgia-Pacific Corp.	8,600	297,474
International Paper Co.	7,500	288,825
Votorantim Celulose e Papel SA sponsored ADR	5,400	186,570
		772,869
TOTAL MATERIALS		6,638,331
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 4.1%
BellSouth Corp.	18,240	486,461
Citizens Communications Co.	21,000	281,400
SBC Communications, Inc.	49,920	1,260,979
Verizon Communications, Inc.	15,400	602,140
		2,630,980
Wireless Telecommunication Services - 3.2%
American Tower Corp. Class A (a)	42,252	726,312
Crown Castle International Corp. (a)	29,310	448,736
SpectraSite, Inc. (a)	17,250	884,925
		2,059,973
TOTAL TELECOMMUNICATION SERVICES		4,690,953
UTILITIES - 3.8%
Electric Utilities - 2.7%
PG&E Corp. (a)	17,400	557,496
PPL Corp.	2,700	140,400
TXU Corp.	16,790	1,027,884
		1,725,780
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - 1.1%
AES Corp. (a)	38,300	$ 417,470
Sierra Pacific Resources (a)	33,100	317,760
		735,230
TOTAL UTILITIES		2,461,010
TOTAL COMMON STOCKS (Cost $55,184,298)		63,205,543
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 1.79% (b)	1,445,835	1,445,835
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	308,600	308,600
TOTAL MONEY MARKET FUNDS (Cost $1,754,435)		1,754,435
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $56,938,733)		64,959,978
NET OTHER ASSETS - (0.6)%		(377,337)
NET ASSETS - 100%		$ 64,582,641
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $57,694,879. Net unrealized appreciation aggregated $7,265,099, of which $8,708,020 related to appreciated investment securities and $1,442,921 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

October 31, 2004

BAL-QTLY-1204

1.809104.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Dana Corp.	198,300	$ 2,957
Gentex Corp.	198,300	6,546
TRW Automotive Holdings Corp.	769,200	14,123
		23,626
Automobiles - 0.1%
Harley-Davidson, Inc.	109,100	6,281
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	272,700	8,808
Buffalo Wild Wings, Inc.	99,181	2,856
Carnival Corp. unit	159,900	8,085
Kerzner International Ltd. (a)	380,000	19,274
McDonald's Corp.	1,399,000	40,781
Multimedia Games, Inc. (a)	414,900	5,477
Outback Steakhouse, Inc.	238,000	9,422
Royal Caribbean Cruises Ltd.	410,000	19,106
Wendy's International, Inc.	269,700	9,000
Wyndham International, Inc. Class A (a)	4,616,800	3,278
		126,087
Household Durables - 1.2%
Champion Enterprises, Inc. (a)	683,900	7,448
D.R. Horton, Inc.	493,895	14,817
Interface, Inc. Class A (a)	1,886,282	16,392
KB Home	193,300	15,899
LG Electronics, Inc.	245,760	13,874
Pulte Homes, Inc.	49,600	2,722
Ryland Group, Inc.	198,300	18,916
Standard Pacific Corp.	196,700	11,045
Techtronic Industries Co. Ltd.	10,003,500	19,920
Toll Brothers, Inc. (a)	499,100	23,133
		144,166
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	211,700	7,225
Leisure Equipment & Products - 0.0%
JAKKS Pacific, Inc. (a)	49,600	782
Media - 3.7%
Antena 3 Television SA (a)	157,200	10,129
Citadel Broadcasting Corp. (a)	426,400	6,204
Clear Channel Communications, Inc.	1,690,100	56,449
Emmis Communications Corp. Class A (a)	553,000	10,341
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Entertainment Group, Inc. Class A (a)	479,200	$ 14,213
Journal Communications, Inc. Class A	100,200	1,615
Lamar Advertising Co. Class A (a)	924,300	38,285
Liberty Media Corp. Class A (a)	2,449,368	21,848
Liberty Media International, Inc. Class A (a)	286,421	10,325
McGraw-Hill Companies, Inc.	49,600	4,278
News Corp. Ltd. sponsored ADR	320,000	10,061
NRJ Group	326,500	6,785
NTL, Inc. (a)	783,530	52,113
Radio One, Inc. Class D (non-vtg.) (a)	490,104	7,200
Salem Communications Corp. Class A (a)	254,849	6,371
SBS Broadcasting SA (a)	154,900	5,335
The DIRECTV Group, Inc. (a)	918,500	15,403
Time Warner, Inc. (a)	2,231,042	37,125
Tribune Co.	238,000	10,282
UnitedGlobalCom, Inc. Class A (a)	1,188,800	8,892
Valassis Communications, Inc. (a)	148,700	5,112
Viacom, Inc. Class B (non-vtg.)	1,388,456	50,665
Walt Disney Co.	1,490,900	37,600
		426,631
Multiline Retail - 0.3%
Barneys, Inc. warrants 4/1/08 (a)	430	26
Dollar Tree Stores, Inc. (a)	173,000	5,000
Fred's, Inc. Class A	347,000	6,083
JCPenney Co., Inc.	310,000	10,723
Saks, Inc.	471,400	5,761
ShopKo Stores, Inc. (a)	386,300	6,660
		34,253
Specialty Retail - 1.1%
Advance Auto Parts, Inc. (a)	473,700	18,531
Blockbuster, Inc. Class B	360,092	2,333
Boise Cascade Corp.	355,400	10,491
Chico's FAS, Inc. (a)	148,700	5,952
Christopher & Banks Corp.	321,901	5,231
Foot Locker, Inc.	714,100	17,424
Home Depot, Inc.	580,000	23,826
Ross Stores, Inc.	485,900	12,765
Sonic Automotive, Inc. Class A (sub. vtg.)	46,400	939
The Pep Boys - Manny, Moe & Jack	279,100	3,969
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' Us, Inc. (a)	993,300	$ 17,889
Weight Watchers International, Inc. (a)	200,000	7,184
		126,534
Textiles Apparel & Luxury Goods - 0.0%
Warnaco Group, Inc. (a)	99,200	2,024
TOTAL CONSUMER DISCRETIONARY		897,609
CONSUMER STAPLES - 3.0%
Beverages - 0.3%
The Coca-Cola Co.	751,500	30,556
Food & Staples Retailing - 0.4%
Albertsons, Inc.	423,700	9,665
CVS Corp.	380,000	16,515
Safeway, Inc. (a)	500,000	9,120
Wal-Mart Stores, Inc.	299,300	16,138
		51,438
Food Products - 0.9%
Bunge Ltd.	519,000	24,772
Corn Products International, Inc.	128,900	6,342
Dean Foods Co. (a)	734,400	21,922
Del Monte Foods Co. (a)	915,400	9,776
McCormick & Co., Inc. (non-vtg.)	169,900	6,020
Smithfield Foods, Inc. (a)	510,700	12,374
The J.M. Smucker Co.	381,260	16,966
		98,172
Household Products - 0.6%
Clorox Co.	100,000	5,460
Colgate-Palmolive Co.	384,100	17,139
Procter & Gamble Co.	874,700	44,767
		67,366
Personal Products - 0.1%
Avon Products, Inc.	208,300	8,238
Estee Lauder Companies, Inc. Class A	168,600	7,241
		15,479
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	1,661,100	$ 80,497
TOTAL CONSUMER STAPLES		343,508
ENERGY - 7.1%
Energy Equipment & Services - 5.3%
BJ Services Co.	972,377	49,591
Grant Prideco, Inc. (a)	3,337,100	68,611
Grey Wolf, Inc. (a)	3,943,300	20,426
Halliburton Co.	1,260,600	46,693
Nabors Industries Ltd. (a)	270,200	13,272
National-Oilwell, Inc. (a)	2,606,278	87,858
Oil States International, Inc. (a)	208,900	3,835
Pride International, Inc. (a)	4,719,643	87,219
Smith International, Inc. (a)	1,113,600	64,678
Varco International, Inc. (a)	1,013,750	28,061
Weatherford International Ltd. (a)	2,497,700	130,530
Willbros Group, Inc. (a)	677,500	10,007
		610,781
Oil & Gas - 1.8%
Amerada Hess Corp.	104,100	8,402
Chesapeake Energy Corp.	1,209,200	19,444
EnCana Corp.	425,000	21,078
Encore Acquisition Co. (a)	479,200	15,646
Holly Corp.	633,866	15,561
KFX, Inc. (a)	173,500	1,620
Marathon Oil Corp.	399,500	15,225
McMoRan Exploration Co. (a)	247,900	3,436
Patina Oil & Gas Corp.	124,000	3,546
Plains Exploration & Production Co. (a)	327,200	8,180
Premcor, Inc. (a)	525,400	20,512
Quicksilver Resources, Inc. (a)	588,400	18,611
Range Resources Corp.	706,600	11,094
Sasol Ltd. sponsored ADR	99,200	1,997
Valero Energy Corp.	1,153,400	49,562
		213,914
TOTAL ENERGY		824,695
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.0%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.	145,000	$ 13,739
E*TRADE Financial Corp. (a)	828,900	10,693
Goldman Sachs Group, Inc.	302,600	29,770
Lehman Brothers Holdings, Inc.	368,500	30,272
Merrill Lynch & Co., Inc.	920,000	49,625
Morgan Stanley	1,241,300	63,418
State Street Corp.	219,500	9,888
		207,405
Commercial Banks - 3.2%
Bank of America Corp.	3,779,302	169,275
Comerica, Inc.	218,100	13,415
M&T Bank Corp.	79,600	8,199
North Fork Bancorp, Inc., New York	692,730	30,549
Silicon Valley Bancshares (a)	354,500	14,184
SouthTrust Corp.	322,200	14,038
UCBH Holdings, Inc.	276,500	11,914
UnionBanCal Corp.	158,700	9,641
Wachovia Corp.	1,239,056	60,974
Wells Fargo & Co.	259,500	15,497
Wilshire Bancorp, Inc. (a)	248,362	6,912
Wintrust Financial Corp.	235,000	13,395
		367,993
Consumer Finance - 0.4%
American Express Co.	242,000	12,843
Capital One Financial Corp.	154,900	11,425
MBNA Corp.	644,000	16,506
		40,774
Diversified Financial Services - 2.8%
Citigroup, Inc.	4,559,704	202,304
J.P. Morgan Chase & Co.	3,261,500	125,894
		328,198
Insurance - 3.2%
ACE Ltd.	597,000	22,722
AFLAC, Inc.	837,600	30,053
AMBAC Financial Group, Inc.	169,800	13,255
American International Group, Inc.	2,089,531	126,855
Arch Capital Group Ltd. (a)	314,000	11,797
Assurant, Inc.	197,300	5,323
Axis Capital Holdings Ltd.	160,200	4,015
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Conseco, Inc. (a)	930,100	$ 15,588
Endurance Specialty Holdings Ltd.	354,100	11,738
Fidelity National Financial, Inc.	129,250	4,878
Hartford Financial Services Group, Inc.	425,500	24,883
Hilb Rogal & Hobbs Co.	208,200	6,600
MBIA, Inc.	350,000	20,251
MetLife, Inc.	195,200	7,486
PartnerRe Ltd.	36,900	2,146
Scottish Re Group Ltd.	675,000	15,188
St. Paul Travelers Companies, Inc.	635,600	21,585
Torchmark Corp.	114,900	6,207
W.R. Berkley Corp.	90,200	3,855
Willis Group Holdings Ltd.	339,100	12,191
		366,616
Real Estate - 0.6%
Acadia Realty Trust (SBI)	99,100	1,526
Alexandria Real Estate Equities, Inc.	45,000	2,972
Apartment Investment & Management Co. Class A	444,000	16,290
CBL & Associates Properties, Inc.	64,900	4,254
CenterPoint Properties Trust (SBI)	230,000	10,649
General Growth Properties, Inc.	238,000	7,852
General Growth Properties, Inc. warrants 11/9/04 (a)	23,800	18
Manufactured Home Communities, Inc.	153,200	5,284
Reckson Associates Realty Corp.	219,100	6,650
U-Store-It Trust	297,400	4,970
Vornado Realty Trust	109,100	7,332
		67,797
Thrifts & Mortgage Finance - 2.0%
Bank Mutual Corp.	425,000	5,219
Countrywide Financial Corp.	589,357	18,818
Fannie Mae	118,900	8,341
Fidelity Bankshares, Inc.	174,513	6,785
First Niagara Financial Group, Inc.	175,000	2,440
Freddie Mac	1,036,800	69,051
Golden West Financial Corp., Delaware	145,000	16,953
KNBT Bancorp, Inc.	240,400	4,135
MGIC Investment Corp.	99,500	6,399
NetBank, Inc.	801,900	7,442
New York Community Bancorp, Inc.	1,299,266	23,855
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NewAlliance Bancshares, Inc.	694,976	$ 9,646
Sovereign Bancorp, Inc.	1,570,000	33,991
W Holding Co., Inc.	964,100	19,272
		232,347
TOTAL FINANCIALS		1,611,130
HEALTH CARE - 8.2%
Biotechnology - 1.1%
Alkermes, Inc. (a)	724,600	8,963
Angiotech Pharmaceuticals, Inc. (a)	403,900	7,399
Biogen Idec, Inc. (a)	138,700	8,067
CSL Ltd.	1,115,353	24,051
Dendreon Corp. (a)	610,100	6,308
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
Enzon Pharmaceuticals, Inc. (a)	266,100	4,303
Genentech, Inc. (a)	207,486	9,447
Medarex, Inc. (a)	822,300	6,258
Millennium Pharmaceuticals, Inc. (a)	973,939	12,642
ONYX Pharmaceuticals, Inc. (a)	179,636	5,041
Oscient Pharmaceuticals Corp. (a)	718,900	2,437
OSI Pharmaceuticals, Inc. (a)	181,600	11,800
Pharmion Corp.	367,200	16,873
Tanox, Inc. (a)	436,000	6,845
		130,434
Health Care Equipment & Supplies - 2.7%
Bausch & Lomb, Inc.	240,200	14,643
Baxter International, Inc.	1,157,100	35,592
Becton, Dickinson & Co.	165,000	8,663
Boston Scientific Corp. (a)	215,400	7,604
Cytyc Corp. (a)	332,200	8,667
Dade Behring Holdings, Inc. (a)	716,300	40,321
DENTSPLY International, Inc.	145,000	7,541
Edwards Lifesciences Corp. (a)	466,200	15,935
Epix Pharmaceuticals, Inc. (a)	174,300	2,724
Fisher Scientific International, Inc. (a)	357,768	20,522
Guidant Corp.	143,800	9,580
Immucor, Inc. (a)	550,500	16,983
Medtronic, Inc.	428,100	21,880
ResMed, Inc. (a)	257,900	12,121
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Smith & Nephew PLC	991,540	$ 8,575
St. Jude Medical, Inc. (a)	338,700	25,934
Synthes, Inc.	157,503	16,835
Thermo Electron Corp. (a)	472,700	13,708
Waters Corp. (a)	596,400	24,625
		312,453
Health Care Providers & Services - 2.2%
Accredo Health, Inc. (a)	238,000	5,481
Cardinal Health, Inc.	76,800	3,590
Caremark Rx, Inc. (a)	360,200	10,795
Cerner Corp. (a)	190,000	8,579
DaVita, Inc. (a)	302,500	8,960
Fresenius Medical Care AG sponsored ADR	290,500	7,480
Hanger Orthopedic Group, Inc. (a)(f)	1,287,100	8,302
Health Net, Inc. (a)	346,800	8,413
HealthSouth Corp. (a)	254,600	1,393
Henry Schein, Inc. (a)	114,000	7,208
Humana, Inc. (a)	409,100	7,834
Lincare Holdings, Inc. (a)	469,500	17,259
McKesson Corp.	352,500	9,398
Molina Healthcare, Inc. (a)	258,400	9,514
Omnicare, Inc.	148,700	4,103
PacifiCare Health Systems, Inc. (a)	765,000	27,249
Pediatrix Medical Group, Inc. (a)	138,800	7,808
Pharmaceutical Product Development, Inc. (a)	225,400	9,519
Priority Healthcare Corp. Class B (a)	666,700	12,041
UnitedHealth Group, Inc.	911,700	66,007
WebMD Corp. (a)	1,200,000	9,072
		250,005
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	158,500	6,530
Atherogenics, Inc. (a)	520,600	15,587
Barr Pharmaceuticals, Inc. (a)	345,900	13,023
Cipla Ltd.	439,830	2,710
Connetics Corp. (a)	347,100	9,330
Endo Pharmaceuticals Holdings, Inc. (a)	461,100	10,052
Guilford Pharmaceuticals, Inc. (a)	1,802,400	8,147
IVAX Corp. (a)	439,975	7,964
Johnson & Johnson	244,900	14,297
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,560,500	$ 74,126
Schering-Plough Corp.	1,991,700	36,070
Sepracor, Inc. (a)	260,000	11,942
Wyeth	1,013,100	40,169
		249,947
TOTAL HEALTH CARE		942,839
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	495,700	4,253
EADS NV	687,400	19,661
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	245,000	6,502
Goodrich Corp.	843,500	26,005
Honeywell International, Inc.	1,002,800	33,774
Lockheed Martin Corp.	339,500	18,703
Northrop Grumman Corp.	331,600	17,160
Precision Castparts Corp.	294,100	17,646
Rockwell Collins, Inc.	247,900	8,793
The Boeing Co.	275,100	13,727
United Technologies Corp.	436,300	40,497
		206,721
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	520,600	16,649
Forward Air Corp. (a)	39,700	1,634
UTI Worldwide, Inc.	145,209	9,439
Yamato Transport Co. Ltd.	499,000	6,738
		34,460
Airlines - 0.6%
AirTran Holdings, Inc. (a)	1,911,400	22,210
Delta Air Lines, Inc. (a)	2,231,200	12,160
Frontier Airlines, Inc. (a)(f)	3,552,708	29,701
Northwest Airlines Corp. (a)	643,785	5,697
		69,768
Building Products - 0.2%
American Standard Companies, Inc. (a)	150,400	5,500
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	404,200	$ 13,848
Trex Co., Inc. (a)	170,700	6,848
		26,196
Commercial Services & Supplies - 0.8%
Career Education Corp. (a)	455,700	14,295
Cendant Corp.	1,070,000	22,031
Central Parking Corp.	88,800	1,203
Cintas Corp.	115,000	4,961
G&K Services, Inc. Class A	231,000	9,076
Herman Miller, Inc.	322,300	7,445
HNI Corp.	235,300	9,506
Robert Half International, Inc.	516,800	13,711
Steelcase, Inc. Class A	99,200	1,300
United Rentals, Inc. (a)	734,000	11,340
		94,868
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	706,200	23,057
Fluor Corp.	927,200	43,059
Granite Construction, Inc.	902,300	21,908
Larsen & Toubro Ltd.	223,117	4,086
MasTec, Inc. (a)	1,267,990	8,762
URS Corp. (a)	360,000	9,936
		110,808
Industrial Conglomerates - 1.7%
General Electric Co.	3,764,200	128,435
Siemens AG sponsored ADR	138,800	10,374
Tyco International Ltd.	1,720,800	53,603
		192,412
Machinery - 1.0%
AGCO Corp. (a)	1,264,700	24,560
Astec Industries, Inc. (a)	579,019	8,390
Briggs & Stratton Corp.	124,000	8,904
Navistar International Corp. (a)	350,100	12,096
SPX Corp.	428,300	16,425
Terex Corp. (a)	251,900	9,572
The Weir Group PLC	1,169,555	6,249
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Timken Co.	962,100	$ 23,090
Wabash National Corp. (a)	440,000	10,815
		120,101
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	371,900	15,549
Norfolk Southern Corp.	558,800	18,971
Swift Transportation Co., Inc. (a)	77,200	1,459
		35,979
TOTAL INDUSTRIALS		891,313
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.4%
ADC Telecommunications, Inc. (a)	1,106,570	2,446
Adtran, Inc.	124,500	2,689
Alcatel SA sponsored ADR (a)	1,337,600	19,542
Andrew Corp. (a)	223,100	3,119
Avaya, Inc. (a)	554,400	7,983
Cisco Systems, Inc. (a)	276,600	5,313
Comverse Technology, Inc. (a)	835,000	17,234
Corning, Inc. (a)	297,500	3,406
Enterasys Networks, Inc. (a)	2,826,200	3,957
Extreme Networks, Inc. (a)	700,000	4,095
Finisar Corp. (a)	1,008,800	1,483
Juniper Networks, Inc. (a)	200,500	5,335
Marconi Corp. PLC (a)	625,000	6,087
Motorola, Inc.	1,671,200	28,845
QUALCOMM, Inc.	183,400	7,668
Scientific-Atlanta, Inc.	322,500	8,833
Sycamore Networks, Inc. (a)	8,475,000	31,103
		159,138
Computers & Peripherals - 0.8%
Diebold, Inc.	239,400	11,455
Hutchinson Technology, Inc. (a)	420,000	14,116
Lexmark International, Inc. Class A (a)	74,900	6,225
Maxtor Corp. (a)	4,330,000	12,817
QLogic Corp. (a)	305,500	9,929
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,671,100	$ 21,123
Western Digital Corp. (a)	1,694,000	14,111
		89,776
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	940,200	32,277
Avnet, Inc. (a)	495,200	8,399
Bell Microproducts, Inc. (a)	1,022,438	8,977
Celestica, Inc. (sub. vtg.) (a)	2,804,700	40,740
DDi Corp. (a)	258,000	1,017
Flextronics International Ltd. (a)	3,126,300	37,672
Hon Hai Precision Industries Co. Ltd. unit	1,604,248	12,192
Ingram Micro, Inc. Class A (a)	1,745,300	30,106
Jabil Circuit, Inc. (a)	148,700	3,615
Mettler-Toledo International, Inc. (a)	423,400	20,281
Molex, Inc.	254,400	7,523
National Instruments Corp.	99,200	2,731
Sanmina-SCI Corp. (a)	2,270,000	18,160
Solectron Corp. (a)	3,129,800	16,338
Symbol Technologies, Inc.	2,416,100	35,493
Tech Data Corp. (a)	169,600	6,850
Vishay Intertechnology, Inc. (a)	320,400	4,143
		286,514
IT Services - 0.5%
BearingPoint, Inc. (a)	745,300	6,484
Ceridian Corp. (a)	1,271,900	21,940
First Data Corp.	488,575	20,168
ManTech International Corp. Class A (a)	282,590	6,110
The BISYS Group, Inc. (a)	106,000	1,548
Titan Corp. (a)	446,200	6,622
		62,872
Office Electronics - 0.3%
Xerox Corp. (a)	2,231,500	32,959
Semiconductors & Semiconductor Equipment - 3.4%
Agere Systems, Inc.:
Class A (a)	21,841,200	26,428
Class B (a)	17,292,316	19,886
Amkor Technology, Inc. (a)	451,000	2,246
Analog Devices, Inc.	123,900	4,988
Asat Holdings Ltd. sponsored ADR (a)	1,345,400	1,601
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	1,431,800	$ 20,403
ATMI, Inc. (a)(f)	1,807,559	42,207
Axcelis Technologies, Inc. (a)	1,519,300	13,066
Conexant Systems, Inc. (a)	1,793,000	3,102
Credence Systems Corp. (a)	1,633,820	12,335
Cymer, Inc. (a)	512,600	14,619
Cypress Semiconductor Corp. (a)	545,900	5,748
DSP Group, Inc. (a)	182,500	3,619
Fairchild Semiconductor International, Inc. (a)	2,341,400	33,646
FormFactor, Inc. (a)	359,200	8,423
Freescale Semiconductor, Inc. Class A	1,090,400	16,945
Integrated Circuit Systems, Inc. (a)	825,000	18,604
Integrated Device Technology, Inc. (a)	247,900	2,930
Intel Corp.	777,700	17,312
Intersil Corp. Class A	1,822,200	29,738
LTX Corp. (a)(f)	3,353,813	21,800
National Semiconductor Corp. (a)	1,794,600	29,970
ON Semiconductor Corp. (a)	991,600	3,570
PMC-Sierra, Inc. (a)	829,600	8,512
Samsung Electronics Co. Ltd.	49,530	19,445
Teradyne, Inc. (a)	432,700	7,166
Vitesse Semiconductor Corp. (a)	743,600	2,023
		390,332
Software - 0.7%
BEA Systems, Inc. (a)	1,780,486	14,458
Cadence Design Systems, Inc. (a)	1,018,800	12,674
Cognos, Inc. (a)	168,600	6,694
FileNET Corp. (a)	299,900	8,346
Microsoft Corp.	956,100	26,761
Red Hat, Inc. (a)	99,200	1,274
Siebel Systems, Inc. (a)	941,700	8,946
Vastera, Inc. (a)	1,153,200	1,960
VERITAS Software Corp. (a)	347,000	7,592
		88,705
TOTAL INFORMATION TECHNOLOGY		1,110,296
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.4%
Chemicals - 1.7%
Albemarle Corp.	229,000	$ 8,210
Dow Chemical Co.	1,020,900	45,879
Georgia Gulf Corp.	206,700	9,357
Great Lakes Chemical Corp.	421,400	10,796
Lyondell Chemical Co.	567,600	13,043
Millennium Chemicals, Inc. (a)	1,763,900	37,889
NOVA Chemicals Corp.	847,300	33,082
Olin Corp.	1,649,000	30,836
Praxair, Inc.	250,000	10,550
		199,642
Construction Materials - 0.2%
Eagle Materials, Inc.	140,200	9,689
Martin Marietta Materials, Inc.	9,900	451
Texas Industries, Inc.	200,200	10,196
Vulcan Materials Co.	84,300	4,196
		24,532
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	1,697,900	31,462
Packaging Corp. of America	183,400	4,022
Pactiv Corp. (a)	386,600	9,159
Smurfit-Stone Container Corp. (a)	1,136,700	19,733
		64,376
Metals & Mining - 2.7%
Agnico-Eagle Mines Ltd.	2,156,216	33,303
Alcan, Inc.	910,200	42,115
Alcoa, Inc.	849,800	27,619
Falconbridge Ltd.	1,085,000	27,307
Fording Canadian Coal Trust	138,800	8,131
Freeport-McMoRan Copper & Gold, Inc. Class B	1,363,900	49,400
Gerdau AmeriSteel Corp. (a)	2,008,000	9,711
Inmet Mining Corp. (a)	200,000	3,096
Lionore Mining International Ltd. (a)	991,900	5,172
Massey Energy Co.	397,600	10,707
Meridian Gold, Inc. (a)	2,031,800	34,418
Nucor Corp.	167,600	7,078
Phelps Dodge Corp.	407,200	35,646
Rio Tinto PLC sponsored ADR	85,000	9,036
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Stillwater Mining Co. (a)	225,500	$ 2,787
Wheaton River Minerals Ltd. (a)	1,914,500	6,272
		311,798
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)	372,235	3,927
Tembec, Inc. (a)	1,092,200	7,121
Votorantim Celulose e Papel SA sponsored ADR	271,400	9,377
		20,425
TOTAL MATERIALS		620,773
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	1,049,900	28,001
Citizens Communications Co.	404,000	5,414
Covad Communications Group, Inc. (a)(f)	13,984,200	20,976
Deutsche Telekom AG (Reg.) (a)	272,700	5,255
Philippine Long Distance Telephone Co. sponsored ADR (a)	299,100	7,507
PT Indosat Tbk sponsored ADR	158,600	4,143
PT Telkomunikasi Indonesia Tbk sponsored ADR	228,000	4,348
SBC Communications, Inc.	3,372,100	85,179
Telewest Global, Inc. (a)	467,272	5,747
Verizon Communications, Inc.	2,103,600	82,251
		248,821
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	3,493,000	60,045
Crown Castle International Corp. (a)	757,000	11,590
KDDI Corp.	2,171	10,462
Nextel Communications, Inc. Class A (a)	805,000	21,324
Nextel Partners, Inc. Class A (a)	585,400	9,858
NII Holdings, Inc. (a)	173,500	7,681
SpectraSite, Inc. (a)	363,132	18,629
Western Wireless Corp. Class A (a)	74,400	2,168
		141,757
TOTAL TELECOMMUNICATION SERVICES		390,578
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.8%
Electric Utilities - 1.1%
Entergy Corp.	218,800	$ 14,301
Exelon Corp.	628,900	24,917
FirstEnergy Corp.	168,500	6,964
National Thermal Power Corp.	495,100	677
PG&E Corp. (a)	585,000	18,743
PPL Corp.	189,900	9,875
TXU Corp.	919,000	56,261
		131,738
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	5,326,917	58,063
Dominion Resources, Inc.	298,600	19,206
		77,269
TOTAL UTILITIES		209,007
TOTAL COMMON STOCKS (Cost $6,670,083)		7,841,748
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sovereign Capital Trust IV 4.375%	40,000	1,913
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	99,100	5,076
TOTAL CONVERTIBLE PREFERRED STOCKS		6,989
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	18,507	1,749
TOTAL PREFERRED STOCKS (Cost $8,762)		8,738
Corporate Bonds - 9.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Tower Automotive, Inc. 5.75% 5/15/24 (g)	$ 1,000	$ 500
Internet & Catalog Retail - 0.0%
Priceline.com, Inc. 2.25% 1/15/25 (g)	1,000	908
TOTAL CONSUMER DISCRETIONARY		1,408
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Willbros Group, Inc. 2.75% 3/15/24 (g)	1,900	1,825
Oil & Gas - 0.1%
McMoRan Exploration Co.:
5.25% 10/6/11 (g)	1,980	2,229
6% 7/2/08 (g)	2,000	2,493
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	4,960	4,899
		9,621
TOTAL ENERGY		11,446
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Amylin Pharmaceuticals, Inc. 2.5% 4/15/11 (g)	1,000	973
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (g)	1,000	840
Celgene Corp. 1.75% 6/1/08 (g)	3,700	5,115
Cephalon, Inc. 0% 6/15/33 (g)	5,000	4,928
CuraGen Corp. 4% 2/15/11 (g)	1,000	810
deCODE genetics, Inc. 3.5% 4/15/11 (g)	1,000	860
Medarex, Inc. 2.25% 5/15/11 (g)	2,000	1,769
Oscient Pharmaceuticals Corp. 3.5% 4/15/11 (g)	2,000	1,697
Regeneron Pharmaceuticals, Inc. 5.5% 10/17/08	2,000	1,790
		18,782
Health Care Providers & Services - 0.0%
PSS World Medical, Inc. 2.25% 3/15/24 (g)	1,000	998
Pharmaceuticals - 0.1%
IVAX Corp. 1.5% 3/1/24 (g)	10,000	10,247
TOTAL HEALTH CARE		30,027
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.1%
Airlines - 0.1%
AMR Corp. 4.5% 2/15/24	$ 4,900	$ 3,020
Atlantic Coast Airlines Holdings, Inc. 6% 2/15/34 (g)	1,000	271
Delta Air Lines, Inc. 2.875% 2/18/24 (g)	5,000	2,413
Mesa Air Group, Inc. 2.115% 2/10/24 (e)(g)	1,700	673
		6,377
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Finisar Corp. 5.25% 10/15/08	6,703	5,832
Software - 0.0%
Intellisync Corp. 3% 3/1/09 (g)	1,000	769
Novell, Inc. 0.5% 7/15/24 (g)	3,000	2,909
		3,678
TOTAL INFORMATION TECHNOLOGY		9,510
MATERIALS - 0.0%
Metals & Mining - 0.0%
Apex Silver Mines Ltd.:
2.875% 3/15/24 (g)	2,000	1,783
4% 9/15/24 (g)	990	976
Coeur d'Alene Mines Corp. 1.25% 1/15/24	500	461
		3,220
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (g)	5,000	3,745
TOTAL CONVERTIBLE BONDS		65,733
Nonconvertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	5,500	5,504
4.05% 6/4/08	765	770
4.75% 1/15/08	5,235	5,393
Dana Corp. 6.5% 3/1/09	1,340	1,407
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Delco Remy International, Inc. 9.375% 4/15/12	$ 885	$ 876
Stoneridge, Inc. 11.5% 5/1/12	165	187
Visteon Corp. 8.25% 8/1/10	690	718
		14,855
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	11,000	11,588
Hotels, Restaurants & Leisure - 0.1%
Friendly Ice Cream Corp. 8.375% 6/15/12	235	223
Gaylord Entertainment Co. 8% 11/15/13	460	499
Host Marriott LP 7.125% 11/1/13	1,000	1,078
Mandalay Resort Group 6.5% 7/31/09	1,440	1,512
MGM MIRAGE:
5.875% 2/27/14	1,430	1,407
9.75% 6/1/07	115	130
Morton's Restaurant Group, Inc. 7.5% 7/1/10	280	269
NCL Corp. Ltd. 10.625% 7/15/14 (g)	605	629
Park Place Entertainment Corp. 7.875% 12/15/05	1,360	1,447
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,449
Six Flags, Inc.:
8.875% 2/1/10	465	443
9.625% 6/1/14	1,345	1,278
Station Casinos, Inc. 6% 4/1/12	900	938
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,000	1,155
		12,457
Household Durables - 0.0%
Levitz Home Furnishings, Inc. 12% 11/1/11 (g)(h)	610	610
WCI Communities, Inc. 7.875% 10/1/13	550	583
		1,193
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (g)	340	369
True Temper Sports, Inc. 8.375% 9/15/11	350	319
		688
Media - 0.5%
Advanstar Communications, Inc. 10.75% 8/15/10	560	624
AOL Time Warner, Inc.:
6.875% 5/1/12	3,840	4,368
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AOL Time Warner, Inc.: - continued
7.625% 4/15/31	$ 6,975	$ 8,264
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	9,081
Cablevision Systems Corp.:
6.6688% 4/1/09 (g)(i)	1,420	1,491
8% 4/15/12 (g)	1,195	1,276
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	1,160	1,173
Cox Communications, Inc. 7.75% 11/1/10	4,900	5,623
CSC Holdings, Inc.:
7.625% 4/1/11	2,155	2,322
7.625% 7/15/18	235	246
Dex Media, Inc. 8% 11/15/13	1,000	1,070
Houghton Mifflin Co. 9.875% 2/1/13	1,150	1,242
Kabel Deutschland GmbH 10.625% 7/1/14 (g)	490	549
LBI Media Holdings, Inc. 0% 10/15/13 (d)	1,390	1,008
LBI Media, Inc. 10.125% 7/15/12	655	730
Liberty Media Corp. 8.25% 2/1/30	7,000	7,997
Loews Cineplex Entertainment Corp. 9% 8/1/14 (g)	970	1,016
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,088
PanAmSat Corp. 9% 8/15/14 (g)	480	506
PEI Holdings, Inc. 11% 3/15/10	406	471
PRIMEDIA, Inc. 7.625% 4/1/08	2,180	2,191
Walt Disney Co. 6.375% 3/1/12	2,900	3,231
		55,567
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	430	447
Dillard's, Inc. 6.69% 8/1/07	1,730	1,791
		2,238
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,045	1,024
9% 6/15/12	1,000	1,055
Boise Cascade Corp. 7.5% 2/1/08	1,515	1,691
CSK Automotive, Inc. 7% 1/15/14	270	263
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
J. Crew Intermediate LLC 0% 5/15/08 (d)	$ 1,354	$ 1,273
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,803
		7,109
Textiles Apparel & Luxury Goods - 0.0%
GFSI, Inc. 9.625% 3/1/07	430	421
TOTAL CONSUMER DISCRETIONARY		106,116
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc.:
6.875% 5/1/29	530	522
8.25% 7/15/10	1,350	1,539
Jean Coutu Group, Inc.:
7.625% 8/1/12 (g)	300	317
8.5% 8/1/14 (g)	770	785
NeighborCare, Inc. 6.875% 11/15/13	1,105	1,149
Rite Aid Corp.:
6% 12/15/05 (g)	855	861
8.125% 5/1/10	850	903
Safeway, Inc. 6.5% 3/1/11	6,315	6,976
Stater Brothers Holdings, Inc. 5.38% 6/15/10 (i)	730	743
Wal-Mart Stores, Inc. 4.125% 2/15/11	9,510	9,594
		23,389
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (g)	3,080	3,102
5.125% 10/1/13 (g)	1,945	1,986
Corn Products International, Inc. 8.25% 7/15/07	920	1,012
Dole Food Co., Inc. 7.25% 6/15/10	730	759
Hines Nurseries, Inc. 10.25% 10/1/11	260	280
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,802
Pierre Foods, Inc. 9.875% 7/15/12 (g)	340	345
United Agriculture Products, Inc. 8.25% 12/15/11 (g)	390	411
		9,697
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 9,585	$ 10,094
TOTAL CONSUMER STAPLES		43,180
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	210	236
9.625% 12/1/07	540	609
Hanover Compressor Co. 9% 6/1/14	570	636
Petronas Capital Ltd. 7% 5/22/12 (g)	11,260	12,984
Pride International, Inc. 7.375% 7/15/14 (g)	480	541
Seabulk International, Inc. 9.5% 8/15/13	700	730
		15,736
Oil & Gas - 0.6%
Amerada Hess Corp.:
6.65% 8/15/11	770	860
7.125% 3/15/33	1,990	2,203
7.375% 10/1/09	1,755	1,997
Belden & Blake Corp. 8.75% 7/15/12 (g)	600	642
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	4,715	4,817
Chesapeake Energy Corp. 7.5% 6/15/14	430	473
El Paso Corp.:
7% 5/15/11	870	871
7.875% 6/15/12	2,085	2,166
El Paso Energy Corp.:
6.95% 12/15/07	450	464
7.375% 12/15/12	630	632
El Paso Production Holding Co. 7.75% 6/1/13	2,440	2,538
EnCana Corp. 6.5% 8/15/34	4,900	5,335
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,570	2,766
Enterprise Products Operating LP:
4.625% 10/15/09 (g)	1,305	1,318
5.6% 10/15/14 (g)	920	938
General Maritime Corp. 10% 3/15/13	1,585	1,823
KCS Energy, Inc. 7.125% 4/1/12	590	611
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)	145	148
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust:
6.125% 8/15/08	$ 4,000	$ 4,240
7.375% 12/15/14	5,550	6,149
Plains Exploration & Production Co.:
Series B, 8.75% 7/1/12	960	1,086
7.125% 6/15/14	450	502
Range Resources Corp. 7.375% 7/15/13	810	859
Ship Finance International Ltd. 8.5% 12/15/13	4,875	4,948
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,277
The Coastal Corp.:
6.5% 5/15/06	1,700	1,740
7.5% 8/15/06	1,935	2,020
7.625% 9/1/08	325	336
7.75% 6/15/10	325	336
Williams Companies, Inc.:
7.125% 9/1/11	7,315	8,193
7.5% 1/15/31	2,010	2,060
7.625% 7/15/19	1,360	1,530
		65,878
TOTAL ENERGY		81,614
FINANCIALS - 2.6%
Capital Markets - 0.2%
Amvescap PLC yankee 6.6% 5/15/05	2,275	2,320
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	2,000	1,964
4.25% 9/4/12 (i)	2,490	2,522
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)	2,180	2,425
Bear Stearns Companies, Inc. 4% 1/31/08	1,645	1,672
Goldman Sachs Group, Inc. 5.25% 10/15/13	10,000	10,237
Merrill Lynch & Co., Inc. 4% 11/15/07	2,375	2,421
		23,561
Commercial Banks - 0.4%
Bank One Corp. 5.25% 1/30/13	7,610	7,884
BB&T Corp. 4.75% 10/1/12	2,000	2,023
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 8,325	$ 8,326
5.75% 9/10/13	6,910	7,477
Union Planters Corp. 7.75% 3/1/11	7,500	8,915
US Bank NA, Minneapolis 6.3% 2/4/14	3,065	3,446
Wachovia Corp. 4.875% 2/15/14	3,065	3,086
		41,157
Consumer Finance - 0.8%
American General Finance Corp.:
2.75% 6/15/08	335	324
4.625% 5/15/09	12,515	12,859
Capital One Bank 6.5% 6/13/13	3,670	4,030
Ford Motor Credit Co.:
7.25% 10/25/11	5,000	5,389
7.375% 10/28/09	15,475	16,831
General Electric Capital Corp.:
6% 6/15/12	9,000	9,882
6.125% 2/22/11	11,600	12,824
General Motors Acceptance Corp.:
5.625% 5/15/09	185	187
6.125% 2/1/07	185	193
6.875% 9/15/11	6,210	6,465
Household Finance Corp.:
5.875% 2/1/09	3,500	3,785
6.375% 10/15/11	7,765	8,661
6.75% 5/15/11	4,065	4,598
7% 5/15/12	1,235	1,427
MBNA Corp. 7.5% 3/15/12	4,930	5,761
		93,216
Diversified Financial Services - 0.4%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	1,095	1,162
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (g)	745	779
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	1,610	1,030
9.625% 11/15/09	1,490	1,196
Citigroup, Inc. 5.625% 8/27/12	3,065	3,305
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	$ 475	$ 477
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	920	991
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	577	682
Duke Capital LLC 4.331% 11/16/06	1,215	1,237
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,585	1,831
Huntsman Advanced Materials LLC 11% 7/15/10 (g)	440	509
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (g)	4,500	4,672
Ispat Inland ULC 9.75% 4/1/14	1,020	1,239
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850	3,114
J.P. Morgan Chase & Co. 5.625% 8/15/06	9,000	9,420
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	4,350	4,526
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,660	1,702
Qwest Capital Funding, Inc. 7.75% 8/15/06	3,525	3,622
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)	1,000	1,080
UGS Corp. 10% 6/1/12 (g)	570	628
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,025	1,194
Westfield Capital Corp. Ltd./Wt Finance 4.375% 11/15/10 (g)	4,940	4,935
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	330	363
		49,694
Insurance - 0.2%
Aegon NV 4.75% 6/1/13	5,200	5,193
Assurant, Inc. 5.625% 2/15/14	2,195	2,263
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	1,120	1,103
4.625% 7/15/13	1,155	1,128
MetLife, Inc. 6.125% 12/1/11	9,360	10,204
Metropolitan Life Global Funding I 4.25% 7/30/09 (g)	3,100	3,134
Provident Companies, Inc.:
7% 7/15/18	80	74
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Provident Companies, Inc.: - continued
7.25% 3/15/28	$ 105	$ 98
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,367
Travelers Property Casualty Corp.:
5% 3/15/13	1,225	1,218
6.375% 3/15/33	1,580	1,625
UnumProvident Corp.:
6.75% 12/15/28	140	122
7.625% 3/1/11	150	155
		28,684
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,787
CarrAmerica Realty Corp. 5.25% 11/30/07	2,205	2,301
Developers Diversified Realty Corp. 5.25% 4/15/11	6,165	6,335
EOP Operating LP:
4.65% 10/1/10	4,805	4,880
7% 7/15/11	14,903	16,891
Gables Realty LP:
5.75% 7/15/07	4,795	5,026
6.8% 3/15/05	670	679
Senior Housing Properties Trust:
7.875% 4/15/15	460	508
8.625% 1/15/12	580	654
		42,061
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,144
4.125% 9/15/09	7,000	6,998
5.625% 5/15/07	4,700	4,953
Independence Community Bank Corp. 3.75% 4/1/14 (i)	2,945	2,871
Washington Mutual Bank 6.875% 6/15/11	3,300	3,752
Washington Mutual, Inc. 4.625% 4/1/14	5,000	4,817
		24,535
TOTAL FINANCIALS		302,908
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (g)	$ 480	$ 514
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13	1,255	1,230
Concentra Operating Corp. 9.125% 6/1/12 (g)	210	232
HealthSouth Corp.:
7.625% 6/1/12	1,085	1,052
10.75% 10/1/08	1,185	1,237
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (g)	1,585	1,692
Mariner Health Care, Inc. 8.25% 12/15/13 (g)	580	658
National Nephrology Associates, Inc. 9% 11/1/11 (g)	340	393
Psychiatric Solutions, Inc. 10.625% 6/15/13	555	635
Tenet Healthcare Corp.:
6.375% 12/1/11	1,395	1,269
7.375% 2/1/13	1,885	1,762
9.875% 7/1/14 (g)	580	606
U.S. Oncology, Inc.:
9% 8/15/12 (g)	1,870	2,020
10.75% 8/15/14 (g)	650	709
		13,495
TOTAL HEALTH CARE		14,009
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	1,130	1,130
8.875% 5/1/11	605	638
9.5% 11/1/08	2,350	2,432
Bombardier, Inc.:
6.3% 5/1/14 (g)	2,615	2,346
7.45% 5/1/34 (g)	3,000	2,629
Northrop Grumman Corp. 4.079% 11/16/06	6,000	6,106
Raytheon Co. 5.5% 11/15/12	1,435	1,520
		16,801
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,050	940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.377% 5/23/19	$ 1,425	$ 769
7.379% 5/23/16	866	468
7.8% 4/1/08	55	46
8.608% 10/1/12	1,155	976
10.18% 1/2/13	675	378
10.32% 7/30/14 (g)	625	438
AMR Corp.:
9% 9/15/16	930	535
9.17% 1/30/12	140	78
10.13% 6/15/11	140	78
10.45% 11/15/11	405	225
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	74	56
6.795% 2/2/20	1,537	1,214
6.9% 7/2/18	1,338	1,004
7.373% 12/15/15	1,256	954
7.568% 12/1/06	1,255	891
7.73% 9/15/12	435	296
8.307% 10/2/19	812	617
8.312% 10/2/12	469	328
8.321% 11/1/06	50	47
8.388% 5/1/22	636	461
8.499% 11/1/12	508	376
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	105	60
10.14% 8/14/12	120	44
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	265	172
7.57% 11/18/10	1,555	1,473
7.779% 11/18/05	964	675
7.779% 1/2/12	5,460	2,675
7.92% 5/18/12	345	228
9.875% 4/30/08	2,477	1,399
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	288	230
7.626% 4/1/10	1,367	1,025
7.67% 1/2/15	289	231
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.691% 4/1/17	$ 890	$ 676
8.07% 1/2/15	570	371
		20,434
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14 (g)	960	960
Mueller Group, Inc. 6.4438% 11/1/11 (i)	1,160	1,195
Nortek, Inc. 8.5% 9/1/14 (g)	610	647
		2,802
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)	540	567
Allied Waste North America, Inc.:
5.75% 2/15/11	595	547
6.375% 4/15/11	610	576
7.625% 1/1/06	1,780	1,842
American Color Graphics, Inc. 10% 6/15/10	330	246
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,300	1,331
		5,109
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	435	389
Machinery - 0.0%
Case New Holland, Inc. 9.25% 8/1/11 (g)	810	919
Cummins, Inc. 9.5% 12/1/10 (i)	475	546
Dresser, Inc. 9.375% 4/15/11	220	245
Dresser-Rand Group, Inc. 7.375% 11/1/14 (g)	380	398
Invensys PLC 9.875% 3/15/11 (g)	2,165	2,262
		4,370
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (g)	330	360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	$ 285	$ 298
11.75% 6/15/09	720	729
		1,027
TOTAL INDUSTRIALS		51,292
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	450	464
Lucent Technologies, Inc.:
6.45% 3/15/29	550	468
6.5% 1/15/28	135	115
Motorola, Inc. 8% 11/1/11	8,145	9,824
		10,871
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	2,440	2,586
Sanmina-SCI Corp. 10.375% 1/15/10	930	1,090
		3,676
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	1,280	1,386
7.625% 6/15/13	990	1,083
		2,469
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (g)(i)	910	942
6.875% 7/15/11 (g)	1,060	1,116
7.125% 7/15/14 (g)	230	243
Semiconductor Note Participation Trust 0% 8/4/11 (g)	1,505	2,077
Viasystems, Inc. 10.5% 1/15/11	1,310	1,297
		5,675
TOTAL INFORMATION TECHNOLOGY		22,691
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.1%
America Rock Salt Co. LLC 9.5% 3/15/14	$ 560	$ 580
Berry Plastics Corp. 10.75% 7/15/12	1,285	1,452
E.I. du Pont de Nemours & Co. 4.125% 4/30/10	3,535	3,571
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	1,500	1,719
Huntsman ICI Holdings LLC 0% 12/31/09	695	375
Huntsman International LLC 9.875% 3/1/09	1,020	1,114
Innophos, Inc. 8.875% 8/15/14 (g)	210	226
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	645	547
Lubrizol Corp.:
5.5% 10/1/14	1,110	1,119
6.5% 10/1/34	2,020	2,036
Lyondell Chemical Co. 9.5% 12/15/08	330	358
Millennium America, Inc. 9.25% 6/15/08	1,000	1,113
PolyOne Corp.:
8.875% 5/1/12	410	438
10.625% 5/15/10	790	883
		15,531
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (g)(h)	1,530	1,549
Texas Industries, Inc. 10.25% 6/15/11	1,930	2,220
		3,769
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	820	867
Crown European Holdings SA 10.875% 3/1/13	1,150	1,360
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	1,280	1,395
Owens-Illinois, Inc.:
7.15% 5/15/05	735	750
7.35% 5/15/08	1,560	1,611
7.8% 5/15/18	1,040	1,030
8.1% 5/15/07	615	652
Sealed Air Corp.:
5.625% 7/15/13 (g)	810	834
6.875% 7/15/33 (g)	1,695	1,814
		10,313
Metals & Mining - 0.1%
Allegheny Technologies, Inc. 8.375% 12/15/11	470	498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
California Steel Industries, Inc. 6.125% 3/15/14	$ 745	$ 728
Compass Minerals International, Inc. 0% 12/15/12 (d)	1,140	958
CSN Islands VIII Corp. 9.75% 12/16/13 (g)	1,210	1,233
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (g)	530	568
IMCO Recycling Escrow, Inc. 9% 11/15/14 (g)	120	123
International Steel Group, Inc. 6.5% 4/15/14	805	859
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (g)	940	931
		5,898
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (g)	210	219
Georgia-Pacific Corp.:
7.5% 5/15/06	1,205	1,277
8% 1/15/24	1,170	1,357
8.125% 5/15/11	1,000	1,165
9.5% 12/1/11	580	719
International Paper Co.:
4.25% 1/15/09	995	1,004
5.5% 1/15/14	2,500	2,580
Norske Skog Canada Ltd. 8.625% 6/15/11	1,290	1,396
Stone Container Corp. 9.75% 2/1/11	1,345	1,500
Weyerhaeuser Co. 5.25% 12/15/09	2,180	2,298
		13,515
TOTAL MATERIALS		49,026
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	7,500	9,202
BellSouth Corp.:
4.2% 9/15/09	4,575	4,619
6.55% 6/15/34	5,000	5,346
British Telecommunications PLC:
8.375% 12/15/10	3,930	4,769
8.875% 12/15/30	4,565	6,101
Deutsche Telekom International Finance BV:
5.25% 7/22/13	2,585	2,673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV: - continued
8.25% 6/15/05	$ 2,350	$ 2,431
8.5% 6/15/10	5,535	6,668
8.75% 6/15/30	3,460	4,566
France Telecom SA 8.75% 3/1/11	7,635	9,170
Koninklijke KPN NV yankee 8% 10/1/10	7,800	9,335
KT Corp. 5.875% 6/24/14 (g)	2,925	3,137
Level 3 Financing, Inc. 10.75% 10/15/11 (g)	800	688
New Skies Satellites NV 7.4375% 11/1/11 (g)(h)(i)	1,750	1,785
NTL Cable PLC 8.75% 4/15/14 (g)	665	732
Primus Telecommunications Group, Inc. 8% 1/15/14	795	576
Qwest Capital Funding, Inc. 7% 8/3/09	1,340	1,273
Qwest Communications International, Inc. 7.5% 2/15/14 (g)	1,660	1,581
Qwest Corp. 9.125% 3/15/12 (g)	905	1,020
SBC Communications, Inc.:
5.1% 9/15/14	6,750	6,797
5.875% 8/15/12	4,000	4,320
Sprint Capital Corp.:
7.625% 1/30/11	8,000	9,356
8.375% 3/15/12	3,000	3,682
Telecom Italia Capital:
4% 11/15/08	500	503
4.95% 9/30/14 (g)	5,000	4,962
5.25% 11/15/13	2,000	2,048
6% 9/30/34 (g)	5,100	5,013
Telefonica Europe BV 7.75% 9/15/10	6,000	7,112
TELUS Corp. yankee 7.5% 6/1/07	11,770	12,933
Triton PCS, Inc. 8.75% 11/15/11	420	297
Verizon Global Funding Corp.:
7.25% 12/1/10	12,865	15,006
7.375% 9/1/12	5,395	6,409
		154,110
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 5.5% 3/1/14	10,810	10,624
American Tower Corp. 9.375% 2/1/09	588	625
AT&T Wireless Services, Inc.:
7.875% 3/1/11	10,380	12,366
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.: - continued
8.75% 3/1/31	$ 5,000	$ 6,713
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	1,130	1,141
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	670	714
10.75% 8/1/11	460	508
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	585	666
Intelsat Ltd.:
6.5% 11/1/13	325	277
7.625% 4/15/12	145	137
Millicom International Cellular SA 10% 12/1/13 (g)	1,170	1,179
Nextel Communications, Inc.:
7.375% 8/1/15	2,000	2,225
9.5% 2/1/11	590	668
Nextel Partners, Inc. 8.125% 7/1/11	495	542
Rogers Wireless, Inc. 6.375% 3/1/14	1,500	1,418
Western Wireless Corp. 9.25% 7/15/13	920	968
		40,771
TOTAL TELECOMMUNICATION SERVICES		194,881
UTILITIES - 1.0%
Electric Utilities - 0.5%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	1,255	1,421
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,080	3,216
Detroit Edison Co. 5.2% 10/15/12	4,000	4,191
Duke Capital LLC:
6.25% 2/15/13	5,000	5,425
6.75% 2/15/32	3,530	3,802
Exelon Corp. 6.75% 5/1/11	2,040	2,299
FirstEnergy Corp.:
5.5% 11/15/06	2,830	2,945
6.45% 11/15/11	460	504
FPL Group Capital, Inc. 3.25% 4/11/06	1,250	1,258
Illinois Power Co.:
7.5% 6/15/09	3,375	3,870
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.: - continued
11.5% 12/15/10	$ 940	$ 1,114
Nevada Power Co. 10.875% 10/15/09	570	670
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,874
Oncor Electric Delivery Co. 6.375% 5/1/12	2,195	2,435
Pacific Gas & Electric Co.:
4.2% 3/1/11	1,095	1,090
4.8% 3/1/14	1,450	1,452
Progress Energy, Inc. 7.1% 3/1/11	8,065	9,147
Public Service Co. of Colorado 5.5% 4/1/14	4,035	4,291
Sierra Pacific Power Co. 6.25% 4/15/12	360	371
Southern California Edison Co.:
4.65% 4/1/15	2,000	1,974
5% 1/15/14	2,515	2,577
TECO Energy, Inc.:
6.125% 5/1/07	915	952
10.5% 12/1/07	1,425	1,660
		58,538
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,754
NiSource Finance Corp. 7.875% 11/15/10	4,389	5,210
Sonat, Inc.:
6.625% 2/1/08	1,385	1,392
6.75% 10/1/07	825	845
7.625% 7/15/11	235	240
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,320	4,983
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	475	477
		14,901
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.5% 11/1/07	375	383
8.75% 6/15/08	347	382
8.75% 5/15/13 (g)	1,135	1,307
8.875% 2/15/11	558	642
9% 5/15/15 (g)	500	581
9.375% 9/15/10	1,143	1,333
9.5% 6/1/09	2,802	3,219
Calpine Corp. 7.82% 7/15/07 (g)(i)	1,768	1,472
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Calpine Generating Co. LLC 7.7556% 4/1/10 (g)(i)	$ 285	$ 271
CMS Energy Corp.:
7.625% 11/15/04	1,875	1,875
7.75% 8/1/10	1,075	1,178
8.5% 4/15/11	610	693
8.9% 7/15/08	3,640	4,054
9.875% 10/15/07	1,605	1,802
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,410	4,719
7% 4/1/12	2,855	3,266
Dominion Resources, Inc.:
6.25% 6/30/12	5,765	6,322
8.125% 6/15/10	7,876	9,375
NRG Energy, Inc. 8% 12/15/13 (g)	1,700	1,866
Reliant Energy, Inc. 9.25% 7/15/10	735	809
		45,549
TOTAL UTILITIES		118,988
TOTAL NONCONVERTIBLE BONDS		984,705
TOTAL CORPORATE BONDS (Cost $1,020,744)		1,050,438
U.S. Government and Government Agency Obligations - 10.2%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
4.625% 10/15/13	20,000	20,338
5.125% 1/2/14	8,800	9,042
5.25% 8/1/12	1,925	2,013
6% 5/15/11	6,920	7,702
6.125% 3/15/12	11,499	12,920
6.25% 2/1/11	6,465	7,178
Freddie Mac:
2.375% 2/15/07	4,000	3,956
2.75% 8/15/06	12,000	12,005
3.625% 9/15/08	25,000	25,271
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.5% 1/15/14	$ 30,900	$ 31,071
5.25% 11/5/12	2,810	2,879
5.75% 1/15/12	25,000	27,507
5.875% 3/21/11	23,295	25,458
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		187,340
U.S. Treasury Inflation Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	159,987	165,837
U.S. Treasury Obligations - 7.1%
U.S. Treasury Bonds:
6.125% 8/15/29	74,890	88,429
9.125% 5/15/18	16,500	24,318
11.25% 2/15/15	7,800	12,468
U.S. Treasury Notes:
1.625% 4/30/05	10,000	9,977
2% 8/31/05	45,000	44,930
2.375% 8/31/06	15,377	15,340
2.5% 5/31/06	143,503	143,677
2.75% 7/31/06	192,600	193,495
3.25% 1/15/09	125,250	125,793
3.375% 12/15/08	25,000	25,250
3.625% 7/15/09	73,585	74,761
3.875% 5/15/09	11,000	11,309
4% 11/15/12	32,820	33,184
4.75% 5/15/14	15,975	16,891
TOTAL U.S. TREASURY OBLIGATIONS		819,822
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,156,923)		1,172,999
U.S. Government Agency - Mortgage Securities - 9.2%

Fannie Mae - 8.8%
4% 4/1/19 to 10/1/19 (h)	55,996	55,039
4% 11/1/19 (h)	65,000	63,781
4.5% 11/1/19 (h)	26,000	26,049
4.5% 6/1/33 to 3/1/34	139,925	136,082
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 10/1/17 to 12/1/33	$ 187,241	$ 189,618
5% 11/1/34 (h)	175,000	174,289
5.5% 11/1/08 to 10/1/34	143,150	148,040
5.5% 11/1/34 (h)	33,298	33,891
6% 8/1/12 to 1/1/29	27,656	28,998
6% 11/1/34 (h)	10,890	11,285
6.5% 4/1/06 to 3/1/33	75,151	79,393
6.5% 11/1/19 (h)	19,432	20,610
6.5% 11/1/34 (h)	18,936	19,906
7% 11/1/22 to 6/1/33	27,251	28,985
7.5% 12/1/22 to 3/1/29	3,747	4,027
8% 9/1/17	16	17
TOTAL FANNIE MAE		1,020,010
Government National Mortgage Association - 0.4%
5.5% 1/15/32 to 5/15/34	7,632	7,824
6.5% 3/15/26 to 2/15/34	11,089	11,766
7% 11/15/22 to 12/15/32	18,541	19,821
7.5% 1/15/26 to 9/15/28	2,309	2,492
8% 1/15/17 to 10/15/29	191	209
9% 11/15/14 to 1/15/23	111	124
9.5% 12/15/20 to 3/15/23	39	44
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		42,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,049,299)		1,062,290
Asset-Backed Securities - 1.0%

ACE Securities Corp. Series 2003-FM1 Class M2, 3.7825% 11/25/32 (i)	1,490	1,515
American Express Credit Account Master Trust:
Series 2001-6 Class B, 2.22% 12/15/08 (i)	5,200	5,216
Series 2004-C Class C, 2.37% 2/15/12 (g)(i)	6,000	6,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.25% 4/15/33 (i)	1,848	1,850
Series 2003-HE7 Class A3, 2.23% 12/15/33 (i)	3,720	3,722
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	6,000	6,131
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.04% 2/17/09 (i)	$ 5,090	$ 5,158
Series 2003-B2 Class B2, 3.5% 2/17/09	2,675	2,694
Series 2003-B4 Class B4, 2.67% 7/15/11 (i)	3,035	3,087
Series 2004-6 Class B, 4.15% 7/16/12	6,215	6,215
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.8325% 10/25/33 (i)	1,265	1,302
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.07% 5/15/09 (i)	2,425	2,425
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 2.72% 10/15/07 (i)	7,500	7,518
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.6125% 11/25/33 (i)	700	705
Class M2, 3.6825% 11/25/33 (i)	300	307
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.3125% 8/25/33 (i)	410	411
Class M1, 2.8125% 8/25/33 (i)	1,130	1,142
Series 2003-4:
Class M1, 2.7325% 10/25/33 (i)	1,670	1,684
Class M2, 3.8325% 10/25/33 (i)	1,980	2,014
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (g)	65	65
Series 2003-2N Class A, 8% 9/27/33 (g)	245	246
Series 2003-5N Class A, 7.5% 1/27/34 (g)	129	130
Household Home Equity Loan Trust Series 2002-2 Class A, 2.21% 4/20/32 (i)	2,248	2,249
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 2.6825% 7/25/33 (i)	3,770	3,798
Class M2, 3.7825% 7/25/33 (i)	1,925	1,975
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 2.245% 1/18/11 (i)	3,342	3,351
Series 2003-B5 Class B5, 2.24% 2/15/11 (i)	4,855	4,889
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (i)	940	954
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (i)	2,310	2,344
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (i)	1,120	1,124
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (i)	1,990	2,016
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (g)(i)	1,760	1,774
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (i)	765	771
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (i)	1,320	1,350
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (i)	$ 1,461	$ 1,463
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,700	4,694
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,895	8,171
Series 2002-4 Class A, 2% 8/18/09 (i)	4,200	4,204
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (g)(i)	4,320	4,324
TOTAL ASSET-BACKED SECURITIES (Cost $107,999)		108,988
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.4%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3946% 12/25/33 (i)	1,258	1,262
Class 2A1, 4.2114% 12/25/33 (i)	3,519	3,505
Series 2003-L Class 2A1, 4.0319% 1/25/34 (i)	6,698	6,661
Series 2004-B:
Class 1A1, 3.4413% 3/25/34 (i)	5,729	5,727
Class 2A2, 4.1529% 3/25/34 (i)	2,630	2,629
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,056	1,106
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,476	2,577
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,172	1,211
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.4081% 7/10/35 (g)(i)	3,720	3,785
Class B4, 3.6081% 7/10/35 (g)(i)	2,839	2,888
Class B5, 4.2081% 7/10/35 (g)(i)	2,643	2,681
Class B6, 4.7081% 7/10/35 (g)(i)	1,175	1,194
Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (g)(i)	1,310	1,334
Class B4, 3.5081% 6/10/35 (g)(i)	1,169	1,190
Class B5, 4.1081% 6/10/35 (g)(i)	797	814
Class B6, 4.6081% 6/10/35 (g)(i)	474	484
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 2.3825% 6/25/33 (g)(i)	$ 2,916	$ 2,925
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	858	887
TOTAL PRIVATE SPONSOR		42,860
U.S. Government Agency - 0.2%
Fannie Mae planned amortization class Series 1996-28 Class PK, 6.5% 7/25/25	2,590	2,780
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	84	84
Series 2004-21 Class ZJ, 5.5% 6/25/32	247	247
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	130	131
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2770 Class UD, 4.5% 5/15/17	12,058	12,030
Series 2831 Class PB, 5% 7/15/19	3,735	3,784
Series 2885 Class PC, 4.5% 4/15/14 (h)	5,030	5,107
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (i)	685	738
TOTAL U.S. GOVERNMENT AGENCY		24,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,493)		67,761
Commercial Mortgage Securities - 0.8%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	7,000	6,965
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (g)	1,030	1,064
Class C, 4.937% 5/14/16 (g)	2,140	2,212
Class D, 4.986% 5/14/16 (g)	780	806
Class E, 5.064% 5/14/16 (g)	2,420	2,497
Class F, 5.182% 5/14/16 (g)	580	598
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6887% 5/15/35 (g)(i)(j)	$ 58,003	$ 3,362
COMM floater Series 2002-FL7 Class A2, 2.22% 11/15/14 (g)(i)	1,756	1,757
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 2.4981% 9/15/14 (g)(i)	330	330
Class E, 2.5581% 9/15/14 (g)(i)	450	450
Class F, 2.6581% 9/15/14 (g)(i)	355	355
Class G, 2.8381% 9/15/14 (g)(i)	810	811
Class H, 2.9381% 9/15/14 (g)(i)	860	861
Class J, 3.4581% 9/15/14 (g)(i)	295	295
Class K, 3.8581% 9/15/14 (g)(i)	460	460
Class L, 4.0581% 9/15/14 (g)(i)	375	375
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	1,319	1,338
Series 2000-C1 Class A2, 7.545% 4/15/62	5,000	5,789
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	3,134
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,335	1,485
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	5,000	5,303
Class C1, 7.52% 5/15/06 (g)	4,000	4,249
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,957
Series 2003-36 Class C, 4.254% 2/16/31	2,370	2,374
Series 2003-47 Class C, 4.227% 10/16/27	4,370	4,367
Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,691
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,454
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)	1,220	1,298
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	5,000	5,889
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (g)	5,000	4,623
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	4,037	4,358
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	$ 9,000	$ 9,691
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	8,181
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $92,722)		95,379
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	6,700	7,730
State of Israel 4.625% 6/15/13	770	746
United Mexican States:
4.625% 10/8/08	9,635	9,799
5.875% 1/15/14	7,625	7,804
7.5% 1/14/12	6,200	7,043
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,288)		33,122
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	2,825	3,168
Floating Rate Loans - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	1,020	1,060
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.875% 8/10/11 (i)	474	482
TOTAL FLOATING RATE LOANS (Cost $1,494)		1,542
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.79% (b)	321,579,587	$ 321,580
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	54,228,006	54,228
TOTAL MONEY MARKET FUNDS (Cost $375,808)		375,808
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (Cost $2,433)	$ 2,433	2,433
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $10,587,843)		11,824,414
NET OTHER ASSETS - (2.6)%		(298,647)
NET ASSETS - 100%		$ 11,525,767
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default event of Motorola, Inc., par value of the notional amount of Motorola, Inc. 7.625% 11/15/10, and pay quarterly notional amount multiplied by .69%	Sept. 2009	$ 7,000	$ (69)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	3,634	35
Receive quarterly notional amount multiplied by .8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	15,000	212
TOTAL CREDIT DEFAULT SWAP		25,634	178
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	5,400	55
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	5,000	37
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	5,400	(2)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	5,400	77
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America

	Nov. 2004	$ 10,800	$ 483
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,800	0
TOTAL TOTAL RETURN SWAP		42,800	650
		$ 68,434	$ 828
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $242,446,000 or 2.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 32,079	$ 4,173	$ -	$ -	$ 42,207
Covad Communications Group, Inc.	24,693	1,235	-	-	20,976
Frontier Airlines, Inc.	27,960	-	-	-	29,701
Hanger Orthopedic Group, Inc.	732	6,427	-	-	8,302
LTX Corp.	26,657	410	-	-	21,800
Vastera, Inc.	4,719	-	1,799	-	-
Total	$ 116,840	$ 12,245	$ 1,799	$ -	$ 122,986
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $10,620,793,000. Net unrealized appreciation aggregated $1,203,621,000, of which $1,583,698,000 related to appreciated investment securities and $380,077,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004